UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-00649

Fidelity Puritan Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2026

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Value Discovery K6 Fund Fidelity® Value Discovery K6 Fund : FDVKX

This semi-annual shareholder report contains information about Fidelity® Value Discovery K6 Fund for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Value Discovery K6 Fund	$ 25	0.45%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$174,854,169
Number of Holdings	123
Portfolio Turnover	59%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	23.0
Industrials	14.2
Health Care	10.8
Consumer Staples	10.5
Energy	9.0
Consumer Discretionary	8.0
Information Technology	8.0
Communication Services	7.7
Materials	4.8
Utilities	3.2
Real Estate	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 92.2
United Kingdom - 4.3
Canada - 2.7
France - 0.5
Taiwan - 0.3

TOP HOLDINGS (% of Fund's net assets)
Alphabet Inc Class A	4.2
Exxon Mobil Corp	4.1
Amazon.com Inc	3.0
Bank of America Corp	2.7
Merck & Co Inc	2.2
Chubb Ltd	2.1
Cisco Systems Inc	2.0
Shell PLC ADR	2.0
Travelers Companies Inc/The	1.9
Wells Fargo & Co	1.8
26.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915348.101    2943-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Value Discovery Fund Fidelity® Value Discovery Fund : FVDFX

This semi-annual shareholder report contains information about Fidelity® Value Discovery Fund for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Value Discovery Fund	$ 24	0.45%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$3,728,307,070
Number of Holdings	123
Portfolio Turnover	77%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	23.3
Industrials	13.9
Health Care	10.9
Consumer Staples	10.3
Energy	9.0
Information Technology	8.1
Consumer Discretionary	7.9
Communication Services	7.7
Materials	4.7
Utilities	3.1
Real Estate	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 92.5
United Kingdom - 4.2
Canada - 2.6
France - 0.4
Taiwan - 0.3

TOP HOLDINGS (% of Fund's net assets)
Alphabet Inc Class A	4.2
Exxon Mobil Corp	4.2
Amazon.com Inc	2.9
Bank of America Corp	2.7
Merck & Co Inc	2.2
Cisco Systems Inc	2.1
Chubb Ltd	2.1
Travelers Companies Inc/The	1.9
Shell PLC ADR	1.9
Wells Fargo & Co	1.9
26.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915253.101    832-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Value Discovery Fund Fidelity® Value Discovery Fund Class K : FVDKX

This semi-annual shareholder report contains information about Fidelity® Value Discovery Fund for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 21	0.38%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$3,728,307,070
Number of Holdings	123
Portfolio Turnover	77%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	23.3
Industrials	13.9
Health Care	10.9
Consumer Staples	10.3
Energy	9.0
Information Technology	8.1
Consumer Discretionary	7.9
Communication Services	7.7
Materials	4.7
Utilities	3.1
Real Estate	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 92.5
United Kingdom - 4.2
Canada - 2.6
France - 0.4
Taiwan - 0.3

TOP HOLDINGS (% of Fund's net assets)
Alphabet Inc Class A	4.2
Exxon Mobil Corp	4.2
Amazon.com Inc	2.9
Bank of America Corp	2.7
Merck & Co Inc	2.2
Cisco Systems Inc	2.1
Chubb Ltd	2.1
Travelers Companies Inc/The	1.9
Shell PLC ADR	1.9
Wells Fargo & Co	1.9
26.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915252.101    2103-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Series Intrinsic Opportunities Fund Fidelity® Series Intrinsic Opportunities Fund : FDMLX

This semi-annual shareholder report contains information about Fidelity® Series Intrinsic Opportunities Fund for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Intrinsic Opportunities Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$2,951,862,768
Number of Holdings	264
Portfolio Turnover	28%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	24.5
Industrials	17.6
Consumer Discretionary	13.3
Health Care	9.7
Information Technology	9.2
Energy	7.5
Consumer Staples	6.3
Materials	5.8
Real Estate	1.5
Utilities	1.2
Communication Services	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.9
Short-Term Investments and Net Other Assets (Liabilities) - 3.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.0
Japan - 2.6
United Kingdom - 1.7
France - 1.1
China - 0.8
Greece - 0.7
Spain - 0.7
Puerto Rico - 0.6
Canada - 0.6
Others - 3.2

TOP HOLDINGS (% of Fund's net assets)
Wells Fargo & Co	1.6
Performance Food Group Co	1.2
Elanco Animal Health Inc	1.1
Gilead Sciences Inc	1.1
Diamondback Energy Inc	1.1
Silgan Holdings Inc	1.1
TD SYNNEX Corp	1.1
Stifel Financial Corp	1.0
PG&E Corp	1.0
Citigroup Inc	0.9
11.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915318.101    2455-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Low-Priced Stock K6 Fund Fidelity® Low-Priced Stock K6 Fund : FLKSX

This semi-annual shareholder report contains information about Fidelity® Low-Priced Stock K6 Fund for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Low-Priced Stock K6 Fund	$ 27	0.50%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$4,212,097,786
Number of Holdings	559
Portfolio Turnover	24%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	21.6
Industrials	16.9
Consumer Discretionary	13.9
Information Technology	12.1
Health Care	9.3
Energy	8.5
Consumer Staples	7.4
Materials	5.6
Real Estate	1.3
Utilities	1.2
Communication Services	0.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.2
Short-Term Investments and Net Other Assets (Liabilities) - 1.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 64.3
Japan - 8.4
United Kingdom - 6.0
Canada - 2.6
Korea (South) - 2.5
France - 2.5
China - 2.5
Taiwan - 1.5
Sweden - 1.4
Others - 8.3

TOP HOLDINGS (% of Fund's net assets)
Wells Fargo & Co	1.6
TotalEnergies SE (United States)	1.4
Ovintiv Inc	1.1
PG&E Corp	1.0
Gilead Sciences Inc	1.0
Samsung Electronics Co Ltd	1.0
TD SYNNEX Corp	1.0
Primo Brands Corp Class A	0.9
Elanco Animal Health Inc	0.8
Cenovus Energy Inc	0.8
10.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915350.101    2955-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Low-Priced Stock Fund Fidelity® Low-Priced Stock Fund : FLPSX

This semi-annual shareholder report contains information about Fidelity® Low-Priced Stock Fund for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Low-Priced Stock Fund	$ 35	0.65%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$23,756,662,714
Number of Holdings	561
Portfolio Turnover	21%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	21.1
Industrials	17.1
Consumer Discretionary	13.9
Information Technology	12.3
Health Care	9.5
Energy	8.4
Consumer Staples	7.2
Materials	5.6
Real Estate	1.3
Utilities	1.2
Communication Services	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.9
Short-Term Investments and Net Other Assets (Liabilities) - 2.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 63.4
Japan - 8.7
United Kingdom - 5.8
Korea (South) - 2.9
China - 2.8
Canada - 2.6
France - 2.5
Taiwan - 1.4
Netherlands - 1.4
Others - 8.5

TOP HOLDINGS (% of Fund's net assets)
Wells Fargo & Co	1.5
TotalEnergies SE (United States)	1.4
PG&E Corp	1.0
Ovintiv Inc	1.0
TD SYNNEX Corp	1.0
Samsung Electronics Co Ltd	1.0
Gilead Sciences Inc	0.9
Primo Brands Corp Class A	0.9
Kingboard Holdings Ltd	0.9
Elanco Animal Health Inc	0.8
10.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915224.101    316-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Low-Priced Stock Fund Fidelity® Low-Priced Stock Fund Class K : FLPKX

This semi-annual shareholder report contains information about Fidelity® Low-Priced Stock Fund for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 31	0.58%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$23,756,662,714
Number of Holdings	561
Portfolio Turnover	21%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	21.1
Industrials	17.1
Consumer Discretionary	13.9
Information Technology	12.3
Health Care	9.5
Energy	8.4
Consumer Staples	7.2
Materials	5.6
Real Estate	1.3
Utilities	1.2
Communication Services	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.9
Short-Term Investments and Net Other Assets (Liabilities) - 2.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 63.4
Japan - 8.7
United Kingdom - 5.8
Korea (South) - 2.9
China - 2.8
Canada - 2.6
France - 2.5
Taiwan - 1.4
Netherlands - 1.4
Others - 8.5

TOP HOLDINGS (% of Fund's net assets)
Wells Fargo & Co	1.5
TotalEnergies SE (United States)	1.4
PG&E Corp	1.0
Ovintiv Inc	1.0
TD SYNNEX Corp	1.0
Samsung Electronics Co Ltd	1.0
Gilead Sciences Inc	0.9
Primo Brands Corp Class A	0.9
Kingboard Holdings Ltd	0.9
Elanco Animal Health Inc	0.8
10.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915223.101    2095-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Low-Priced Stock Fund Fidelity Advisor® Low-Priced Stock Fund Class A : FLPCX

This semi-annual shareholder report contains information about Fidelity® Low-Priced Stock Fund for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 51	0.95%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$23,756,662,714
Number of Holdings	561
Portfolio Turnover	21%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	21.1
Industrials	17.1
Consumer Discretionary	13.9
Information Technology	12.3
Health Care	9.5
Energy	8.4
Consumer Staples	7.2
Materials	5.6
Real Estate	1.3
Utilities	1.2
Communication Services	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.9
Short-Term Investments and Net Other Assets (Liabilities) - 2.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 63.4
Japan - 8.7
United Kingdom - 5.8
Korea (South) - 2.9
China - 2.8
Canada - 2.6
France - 2.5
Taiwan - 1.4
Netherlands - 1.4
Others - 8.5

TOP HOLDINGS (% of Fund's net assets)
Wells Fargo & Co	1.5
TotalEnergies SE (United States)	1.4
PG&E Corp	1.0
Ovintiv Inc	1.0
TD SYNNEX Corp	1.0
Samsung Electronics Co Ltd	1.0
Gilead Sciences Inc	0.9
Primo Brands Corp Class A	0.9
Kingboard Holdings Ltd	0.9
Elanco Animal Health Inc	0.8
10.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918479.101    7809-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Low-Priced Stock Fund Fidelity Advisor® Low-Priced Stock Fund Class M : FLPDX

This semi-annual shareholder report contains information about Fidelity® Low-Priced Stock Fund for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 64	1.20%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$23,756,662,714
Number of Holdings	561
Portfolio Turnover	21%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	21.1
Industrials	17.1
Consumer Discretionary	13.9
Information Technology	12.3
Health Care	9.5
Energy	8.4
Consumer Staples	7.2
Materials	5.6
Real Estate	1.3
Utilities	1.2
Communication Services	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.9
Short-Term Investments and Net Other Assets (Liabilities) - 2.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 63.4
Japan - 8.7
United Kingdom - 5.8
Korea (South) - 2.9
China - 2.8
Canada - 2.6
France - 2.5
Taiwan - 1.4
Netherlands - 1.4
Others - 8.5

TOP HOLDINGS (% of Fund's net assets)
Wells Fargo & Co	1.5
TotalEnergies SE (United States)	1.4
PG&E Corp	1.0
Ovintiv Inc	1.0
TD SYNNEX Corp	1.0
Samsung Electronics Co Ltd	1.0
Gilead Sciences Inc	0.9
Primo Brands Corp Class A	0.9
Kingboard Holdings Ltd	0.9
Elanco Animal Health Inc	0.8
10.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918483.101    7810-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Low-Priced Stock Fund Fidelity Advisor® Low-Priced Stock Fund Class C : FLPEX

This semi-annual shareholder report contains information about Fidelity® Low-Priced Stock Fund for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 90	1.70%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$23,756,662,714
Number of Holdings	561
Portfolio Turnover	21%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	21.1
Industrials	17.1
Consumer Discretionary	13.9
Information Technology	12.3
Health Care	9.5
Energy	8.4
Consumer Staples	7.2
Materials	5.6
Real Estate	1.3
Utilities	1.2
Communication Services	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.9
Short-Term Investments and Net Other Assets (Liabilities) - 2.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 63.4
Japan - 8.7
United Kingdom - 5.8
Korea (South) - 2.9
China - 2.8
Canada - 2.6
France - 2.5
Taiwan - 1.4
Netherlands - 1.4
Others - 8.5

TOP HOLDINGS (% of Fund's net assets)
Wells Fargo & Co	1.5
TotalEnergies SE (United States)	1.4
PG&E Corp	1.0
Ovintiv Inc	1.0
TD SYNNEX Corp	1.0
Samsung Electronics Co Ltd	1.0
Gilead Sciences Inc	0.9
Primo Brands Corp Class A	0.9
Kingboard Holdings Ltd	0.9
Elanco Animal Health Inc	0.8
10.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918481.101    7811-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Low-Priced Stock Fund Fidelity Advisor® Low-Priced Stock Fund Class I : FLPFX

This semi-annual shareholder report contains information about Fidelity® Low-Priced Stock Fund for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 37	0.70%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$23,756,662,714
Number of Holdings	561
Portfolio Turnover	21%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	21.1
Industrials	17.1
Consumer Discretionary	13.9
Information Technology	12.3
Health Care	9.5
Energy	8.4
Consumer Staples	7.2
Materials	5.6
Real Estate	1.3
Utilities	1.2
Communication Services	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.9
Short-Term Investments and Net Other Assets (Liabilities) - 2.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 63.4
Japan - 8.7
United Kingdom - 5.8
Korea (South) - 2.9
China - 2.8
Canada - 2.6
France - 2.5
Taiwan - 1.4
Netherlands - 1.4
Others - 8.5

TOP HOLDINGS (% of Fund's net assets)
Wells Fargo & Co	1.5
TotalEnergies SE (United States)	1.4
PG&E Corp	1.0
Ovintiv Inc	1.0
TD SYNNEX Corp	1.0
Samsung Electronics Co Ltd	1.0
Gilead Sciences Inc	0.9
Primo Brands Corp Class A	0.9
Kingboard Holdings Ltd	0.9
Elanco Animal Health Inc	0.8
10.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918485.101    7812-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Low-Priced Stock Fund Fidelity Advisor® Low-Priced Stock Fund Class Z : FLPGX

This semi-annual shareholder report contains information about Fidelity® Low-Priced Stock Fund for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 31	0.58%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$23,756,662,714
Number of Holdings	561
Portfolio Turnover	21%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	21.1
Industrials	17.1
Consumer Discretionary	13.9
Information Technology	12.3
Health Care	9.5
Energy	8.4
Consumer Staples	7.2
Materials	5.6
Real Estate	1.3
Utilities	1.2
Communication Services	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.9
Short-Term Investments and Net Other Assets (Liabilities) - 2.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 63.4
Japan - 8.7
United Kingdom - 5.8
Korea (South) - 2.9
China - 2.8
Canada - 2.6
France - 2.5
Taiwan - 1.4
Netherlands - 1.4
Others - 8.5

TOP HOLDINGS (% of Fund's net assets)
Wells Fargo & Co	1.5
TotalEnergies SE (United States)	1.4
PG&E Corp	1.0
Ovintiv Inc	1.0
TD SYNNEX Corp	1.0
Samsung Electronics Co Ltd	1.0
Gilead Sciences Inc	0.9
Primo Brands Corp Class A	0.9
Kingboard Holdings Ltd	0.9
Elanco Animal Health Inc	0.8
10.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918487.101    7813-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Value Discovery Fund Fidelity® Advisor Value Discovery Fund Class A : FVDJX

This semi-annual shareholder report contains information about Fidelity® Value Discovery Fund for the period September 11, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A A	$ 31	0.74%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$3,728,307,070
Number of Holdings	123
Portfolio Turnover	77%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	23.3
Industrials	13.9
Health Care	10.9
Consumer Staples	10.3
Energy	9.0
Information Technology	8.1
Consumer Discretionary	7.9
Communication Services	7.7
Materials	4.7
Utilities	3.1
Real Estate	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 92.5
United Kingdom - 4.2
Canada - 2.6
France - 0.4
Taiwan - 0.3

TOP HOLDINGS (% of Fund's net assets)
Alphabet Inc Class A	4.2
Exxon Mobil Corp	4.2
Amazon.com Inc	2.9
Bank of America Corp	2.7
Merck & Co Inc	2.2
Cisco Systems Inc	2.1
Chubb Ltd	2.1
Travelers Companies Inc/The	1.9
Shell PLC ADR	1.9
Wells Fargo & Co	1.9
26.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918541.100    9011-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Value Discovery Fund Fidelity® Advisor Value Discovery Fund Class M : FVDLX

This semi-annual shareholder report contains information about Fidelity® Value Discovery Fund for the period September 11, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M A	$ 41	0.99%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$3,728,307,070
Number of Holdings	123
Portfolio Turnover	77%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	23.3
Industrials	13.9
Health Care	10.9
Consumer Staples	10.3
Energy	9.0
Information Technology	8.1
Consumer Discretionary	7.9
Communication Services	7.7
Materials	4.7
Utilities	3.1
Real Estate	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 92.5
United Kingdom - 4.2
Canada - 2.6
France - 0.4
Taiwan - 0.3

TOP HOLDINGS (% of Fund's net assets)
Alphabet Inc Class A	4.2
Exxon Mobil Corp	4.2
Amazon.com Inc	2.9
Bank of America Corp	2.7
Merck & Co Inc	2.2
Cisco Systems Inc	2.1
Chubb Ltd	2.1
Travelers Companies Inc/The	1.9
Shell PLC ADR	1.9
Wells Fargo & Co	1.9
26.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918543.100    9012-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Value Discovery Fund Fidelity® Advisor Value Discovery Fund Class C : FVDMX

This semi-annual shareholder report contains information about Fidelity® Value Discovery Fund for the period September 11, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C A	$ 61	1.49%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$3,728,307,070
Number of Holdings	123
Portfolio Turnover	77%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	23.3
Industrials	13.9
Health Care	10.9
Consumer Staples	10.3
Energy	9.0
Information Technology	8.1
Consumer Discretionary	7.9
Communication Services	7.7
Materials	4.7
Utilities	3.1
Real Estate	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 92.5
United Kingdom - 4.2
Canada - 2.6
France - 0.4
Taiwan - 0.3

TOP HOLDINGS (% of Fund's net assets)
Alphabet Inc Class A	4.2
Exxon Mobil Corp	4.2
Amazon.com Inc	2.9
Bank of America Corp	2.7
Merck & Co Inc	2.2
Cisco Systems Inc	2.1
Chubb Ltd	2.1
Travelers Companies Inc/The	1.9
Shell PLC ADR	1.9
Wells Fargo & Co	1.9
26.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918545.100    9013-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Value Discovery Fund Fidelity® Advisor Value Discovery Fund Class I : FVDNX

This semi-annual shareholder report contains information about Fidelity® Value Discovery Fund for the period September 11, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I A	$ 21	0.51%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$3,728,307,070
Number of Holdings	123
Portfolio Turnover	77%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	23.3
Industrials	13.9
Health Care	10.9
Consumer Staples	10.3
Energy	9.0
Information Technology	8.1
Consumer Discretionary	7.9
Communication Services	7.7
Materials	4.7
Utilities	3.1
Real Estate	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 92.5
United Kingdom - 4.2
Canada - 2.6
France - 0.4
Taiwan - 0.3

TOP HOLDINGS (% of Fund's net assets)
Alphabet Inc Class A	4.2
Exxon Mobil Corp	4.2
Amazon.com Inc	2.9
Bank of America Corp	2.7
Merck & Co Inc	2.2
Cisco Systems Inc	2.1
Chubb Ltd	2.1
Travelers Companies Inc/The	1.9
Shell PLC ADR	1.9
Wells Fargo & Co	1.9
26.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918547.100    9016-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Value Discovery Fund Fidelity® Advisor Value Discovery Fund Class Z : FVDOX

This semi-annual shareholder report contains information about Fidelity® Value Discovery Fund for the period September 11, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z A	$ 17	0.40%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$3,728,307,070
Number of Holdings	123
Portfolio Turnover	77%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	23.3
Industrials	13.9
Health Care	10.9
Consumer Staples	10.3
Energy	9.0
Information Technology	8.1
Consumer Discretionary	7.9
Communication Services	7.7
Materials	4.7
Utilities	3.1
Real Estate	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 92.5
United Kingdom - 4.2
Canada - 2.6
France - 0.4
Taiwan - 0.3

TOP HOLDINGS (% of Fund's net assets)
Alphabet Inc Class A	4.2
Exxon Mobil Corp	4.2
Amazon.com Inc	2.9
Bank of America Corp	2.7
Merck & Co Inc	2.2
Cisco Systems Inc	2.1
Chubb Ltd	2.1
Travelers Companies Inc/The	1.9
Shell PLC ADR	1.9
Wells Fargo & Co	1.9
26.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918549.100    9017-TSRS-0426

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Value Discovery K6 Fund

Semi-Annual Report
January 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Value Discovery K6 Fund
Schedule of Investments January 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.3%
	Shares	Value ($)
CANADA - 2.7%
Consumer Staples - 0.5%
Consumer Staples Distribution & Retail - 0.5%
Alimentation Couche-Tard Inc	16,169	841,194
Energy - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Canadian Natural Resources Ltd (United States)	26,830	998,344
Imperial Oil Ltd (United States) (a)	12,069	1,221,987
Parex Resources Inc (a)	35,338	524,237
TOTAL ENERGY		2,744,568
Materials - 0.6%
Chemicals - 0.6%
Nutrien Ltd (United States)	15,862	1,092,733
TOTAL CANADA		4,678,495
FRANCE - 0.5%
Consumer Discretionary - 0.5%
Textiles, Apparel & Luxury Goods - 0.5%
LVMH Moet Hennessy Louis Vuitton SE	1,441	930,028
TAIWAN - 0.3%
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Taiwan Semiconductor Manufacturing Co Ltd ADR	1,500	495,840
UNITED KINGDOM - 4.3%
Consumer Staples - 1.4%
Beverages - 0.7%
Diageo PLC	56,019	1,289,014
Tobacco - 0.7%
British American Tobacco PLC ADR	18,791	1,140,238
TOTAL CONSUMER STAPLES		2,429,252
Health Care - 1.6%
Pharmaceuticals - 1.6%
Astrazeneca PLC ADR	29,856	2,769,741
Utilities - 1.3%
Multi-Utilities - 1.3%
National Grid PLC	131,591	2,235,672
TOTAL UNITED KINGDOM		7,434,665
UNITED STATES - 91.5%
Communication Services - 7.7%
Entertainment - 1.4%
Walt Disney Co/The	22,083	2,490,962
Interactive Media & Services - 6.3%
Alphabet Inc Class A	21,917	7,407,946
Alphabet Inc Class C	8,147	2,758,004
Meta Platforms Inc Class A	1,241	889,177
		11,055,127
TOTAL COMMUNICATION SERVICES		13,546,089
Consumer Discretionary - 7.5%
Broadline Retail - 3.0%
Amazon.com Inc (b)	20,886	4,998,020
Diversified Consumer Services - 0.7%
H&R Block Inc	32,007	1,262,676
Household Durables - 0.9%
Lennar Corp Class A	3,347	365,994
Mohawk Industries Inc (b)	4,687	554,848
Taylor Morrison Home Corp (b)	2,501	152,436
Toll Brothers Inc	2,092	302,273
TopBuild Corp (b)	601	281,298
		1,656,849
Specialty Retail - 2.5%
Lowe's Cos Inc	5,532	1,477,376
Murphy USA Inc	1,050	443,636
Ross Stores Inc	10,285	1,940,265
Ulta Beauty Inc (b)	892	577,445
		4,438,722
Textiles, Apparel & Luxury Goods - 0.4%
Lululemon Athletica Inc (b)	4,405	768,672
TOTAL CONSUMER DISCRETIONARY		13,124,939
Consumer Staples - 8.6%
Beverages - 1.8%
Constellation Brands Inc Class A	3,914	613,323
Keurig Dr Pepper Inc	94,072	2,581,336
		3,194,659
Consumer Staples Distribution & Retail - 2.5%
BJ's Wholesale Club Holdings Inc (b)	3,332	308,010
Kroger Co/The	22,036	1,384,963
Sprouts Farmers Market Inc (b)	6,400	453,824
Target Corp	8,569	903,772
US Foods Holding Corp (b)	14,690	1,228,378
		4,278,947
Food Products - 1.3%
McCormick & Co Inc/MD	8,400	519,372
Mondelez International Inc	31,345	1,832,742
		2,352,114
Household Products - 2.4%
Colgate-Palmolive Co	14,419	1,301,891
Procter & Gamble Co/The	18,314	2,779,516
		4,081,407
Tobacco - 0.6%
Philip Morris International Inc	6,299	1,130,293
TOTAL CONSUMER STAPLES		15,037,420
Energy - 7.4%
Oil, Gas & Consumable Fuels - 7.4%
ConocoPhillips	23,100	2,407,713
Exxon Mobil Corp	50,181	7,095,594
Shell PLC ADR	44,274	3,410,426
TOTAL ENERGY		12,913,733
Financials - 23.0%
Banks - 9.5%
Bank of America Corp	88,338	4,699,582
JPMorgan Chase & Co	2,444	747,594
M&T Bank Corp	11,080	2,454,996
PNC Financial Services Group Inc/The	13,233	2,954,929
US Bancorp	45,573	2,557,101
Wells Fargo & Co	35,559	3,217,734
		16,631,936
Capital Markets - 2.5%
Bank of New York Mellon Corp/The	8,243	988,501
Blackrock Inc	575	643,391
Northern Trust Corp	15,806	2,361,891
State Street Corp	2,499	327,018
		4,320,801
Consumer Finance - 1.1%
Capital One Financial Corp	8,807	1,928,117
Financial Services - 2.9%
Berkshire Hathaway Inc Class B (b)	4,323	2,077,332
Global Payments Inc	6,700	480,658
PayPal Holdings Inc	14,039	739,715
Sycamore Partners LLC rights (b)(c)	271,260	146,480
Visa Inc Class A	5,209	1,676,412
		5,120,597
Insurance - 6.4%
Chubb Ltd	11,463	3,548,486
Fidelity National Financial Inc	7,436	404,444
Hartford Insurance Group Inc/The	8,824	1,191,769
Marsh & McLennan Cos Inc	8,925	1,679,596
Travelers Companies Inc/The	11,927	3,393,351
Willis Towers Watson PLC	3,010	955,585
		11,173,231
Mortgage Real Estate Investment Trusts (REITs) - 0.6%
Annaly Capital Management Inc	42,942	988,095
TOTAL FINANCIALS		40,162,777
Health Care - 9.2%
Biotechnology - 1.8%
Biogen Inc (b)	5,800	1,043,362
Gilead Sciences Inc	14,683	2,084,252
		3,127,614
Health Care Providers & Services - 2.3%
Cigna Group/The	10,859	2,976,560
CVS Health Corp	12,925	963,171
		3,939,731
Life Sciences Tools & Services - 1.3%
Thermo Fisher Scientific Inc	3,904	2,258,893
Pharmaceuticals - 3.8%
GSK PLC ADR	54,379	2,805,956
Merck & Co Inc	35,029	3,862,649
Pfizer Inc rights (b)(c)	2,800	13,720
		6,682,325
TOTAL HEALTH CARE		16,008,563
Industrials - 14.2%
Aerospace & Defense - 1.7%
Lockheed Martin Corp	1,828	1,159,354
Northrop Grumman Corp	946	654,878
Textron Inc	12,628	1,112,022
		2,926,254
Air Freight & Logistics - 3.6%
CH Robinson Worldwide Inc	7,441	1,450,623
Expeditors International of Washington Inc	4,479	719,058
FedEx Corp	6,718	2,164,876
United Parcel Service Inc Class B	17,735	1,883,812
		6,218,369
Electrical Equipment - 1.0%
Emerson Electric Co	4,046	594,600
Regal Rexnord Corp	6,667	1,076,721
		1,671,321
Ground Transportation - 0.6%
Knight-Swift Transportation Holdings Inc	15,256	840,605
Werner Enterprises Inc	13,227	453,024
		1,293,629
Machinery - 4.8%
Allison Transmission Holdings Inc	11,319	1,230,375
Cummins Inc	1,797	1,040,140
Deere & Co	3,067	1,619,376
Dover Corp	5,108	1,029,211
PACCAR Inc	5,585	686,452
Pentair PLC	14,638	1,542,406
Westinghouse Air Brake Technologies Corp	5,111	1,176,246
		8,324,206
Professional Services - 1.7%
ExlService Holdings Inc (b)	17,954	702,899
Leidos Holdings Inc	4,295	808,663
Maximus Inc	8,973	847,410
SS&C Technologies Holdings Inc	7,212	590,591
		2,949,563
Trading Companies & Distributors - 0.8%
Ferguson Enterprises Inc	3,300	833,118
Rush Enterprises Inc Class A	8,500	545,615
		1,378,733
TOTAL INDUSTRIALS		24,762,075
Information Technology - 7.7%
Communications Equipment - 2.0%
Cisco Systems Inc	43,616	3,416,005
IT Services - 1.4%
Accenture PLC Class A	6,603	1,740,815
GoDaddy Inc Class A (b)	6,804	683,938
		2,424,753
Semiconductors & Semiconductor Equipment - 2.2%
Advanced Micro Devices Inc (b)	1,500	355,095
Analog Devices Inc	600	186,528
Intel Corp (b)	21,961	1,020,528
Micron Technology Inc	4,091	1,697,274
QUALCOMM Inc	4,291	650,473
		3,909,898
Software - 2.0%
Gen Digital Inc	71,707	1,720,251
Salesforce Inc	8,574	1,820,174
		3,540,425
Technology Hardware, Storage & Peripherals - 0.1%
Western Digital Corp	700	175,161
TOTAL INFORMATION TECHNOLOGY		13,466,242
Materials - 4.2%
Chemicals - 2.0%
Cabot Corp	3,700	267,103
CF Industries Holdings Inc	9,742	908,247
Corteva Inc	16,653	1,212,339
Mosaic Co/The	34,025	935,688
Scotts Miracle-Gro Co/The	1,500	96,330
		3,419,707
Construction Materials - 0.6%
CRH PLC	9,245	1,131,680
Containers & Packaging - 0.6%
Crown Holdings Inc	10,124	1,059,780
Metals & Mining - 1.0%
Newmont Corp	14,864	1,669,970
TOTAL MATERIALS		7,281,137
Real Estate - 0.1%
Specialized REITs - 0.1%
Lamar Advertising Co Class A	3,188	409,051
Utilities - 1.9%
Electric Utilities - 1.4%
Eversource Energy	16,050	1,109,537
PG&E Corp	90,793	1,400,028
		2,509,565
Gas Utilities - 0.5%
National Fuel Gas Co	3,000	251,250
UGI Corp	13,673	548,424
		799,674
TOTAL UTILITIES		3,309,239
TOTAL UNITED STATES		160,021,265
TOTAL COMMON STOCKS (Cost $129,005,140)		173,560,293

Money Market Funds - 3.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d)	3.70	3,930,324	3,931,111
Fidelity Securities Lending Cash Central Fund (d)(e)	3.70	1,625,343	1,625,505
TOTAL MONEY MARKET FUNDS (Cost $5,556,616)			5,556,616

TOTAL INVESTMENT IN SECURITIES - 102.4% (Cost $134,561,756)	179,116,909
NET OTHER ASSETS (LIABILITIES) - (2.4)%	(4,262,740)
NET ASSETS - 100.0%	174,854,169

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)	Level 3 security.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,432,201	19,531,813	18,032,938	33,539	35	-	3,931,111	3,930,324	0.0%
Fidelity Securities Lending Cash Central Fund	1,246,500	12,645,611	12,266,668	1,593	62	-	1,625,505	1,625,343	0.0%
Total	3,678,701	32,177,424	30,299,606	35,132	97	-	5,556,616

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of January 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	13,546,089	13,546,089	-	-
Consumer Discretionary	14,054,967	13,124,939	930,028	-
Consumer Staples	18,307,866	17,018,852	1,289,014	-
Energy	15,658,301	15,658,301	-	-
Financials	40,162,777	40,016,297	-	146,480
Health Care	18,778,304	18,764,584	-	13,720
Industrials	24,762,075	24,762,075	-	-
Information Technology	13,962,082	13,962,082	-	-
Materials	8,373,870	8,373,870	-	-
Real Estate	409,051	409,051	-	-
Utilities	5,544,911	3,309,239	2,235,672	-

Money Market Funds	5,556,616	5,556,616	-	-
Total Investments in Securities:	179,116,909	174,501,995	4,454,714	160,200
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,517,814) - See accompanying schedule:
Unaffiliated issuers (cost $129,005,140)	$173,560,293
Fidelity Central Funds (cost $5,556,616)	5,556,616

Total Investment in Securities (cost $134,561,756)		$179,116,909
Foreign currency held at value (cost $99)		100
Receivable for investments sold		552,952
Receivable for fund shares sold		64,770
Dividends receivable		190,539
Distributions receivable from Fidelity Central Funds		4,569
Total assets		179,929,839
Liabilities
Payable for investments purchased	$3,011,182
Payable for fund shares redeemed	375,017
Accrued management fee	64,024
Other payables and accrued expenses	4
Collateral on securities loaned	1,625,443
Total liabilities		5,075,670
Net Assets		$174,854,169
Net Assets consist of:
Paid in capital		$124,840,509
Total accumulated earnings (loss)		50,013,660
Net Assets		$174,854,169
Net Asset Value, offering price and redemption price per share ($174,854,169 ÷ 13,868,975 shares)		$12.61
Statement of Operations
Six months ended January 31, 2026 (Unaudited)
Investment Income
Dividends		$1,730,952
Income from Fidelity Central Funds (including $1,593 from security lending)		35,132
Total income		1,766,084
Expenses
Management fee	$365,376
Independent trustees' fees and expenses	330
Total expenses before reductions	365,706
Expense reductions	(350)
Total expenses after reductions		365,356
Net Investment income (loss)		1,400,728
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	10,524,427
Fidelity Central Funds	97
Foreign currency transactions	(1,130)
Total net realized gain (loss)		10,523,394
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	12,117,298
Assets and liabilities in foreign currencies	2,756
Total change in net unrealized appreciation (depreciation)		12,120,054
Net gain (loss)		22,643,448
Net increase (decrease) in net assets resulting from operations		$24,044,176
Statement of Changes in Net Assets

	Six months ended January 31, 2026 (Unaudited)	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,400,728	$3,017,134
Net realized gain (loss)	10,523,394	15,344,315
Change in net unrealized appreciation (depreciation)	12,120,054	(10,321,202)
Net increase (decrease) in net assets resulting from operations	24,044,176	8,040,247
Distributions to shareholders	(20,421,805)	(15,724,201)

Share transactions
Proceeds from sales of shares	14,890,902	46,597,213
Reinvestment of distributions	20,421,805	15,724,201
Cost of shares redeemed	(21,008,091)	(67,559,839)

Net increase (decrease) in net assets resulting from share transactions	14,304,616	(5,238,425)
Total increase (decrease) in net assets	17,926,987	(12,922,379)

Net Assets
Beginning of period	156,927,182	169,849,561
End of period	$174,854,169	$156,927,182

Other Information
Shares
Sold	1,205,768	3,793,635
Issued in reinvestment of distributions	1,727,718	1,288,707
Redeemed	(1,690,744)	(5,494,041)
Net increase (decrease)	1,242,742	(411,699)

Financial Highlights
Fidelity® Value Discovery K6 Fund

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.43	$13.03	$12.40	$12.99	$14.22	$10.15
Income from Investment Operations
Net investment income (loss) A,B	.11	.23	.24	.21	.21	.19
Net realized and unrealized gain (loss)	1.71	.37	.96	.51	(.12)	4.09
Total from investment operations	1.82	.60	1.20	.72	.09	4.28
Distributions from net investment income	(.23)	(.31)	(.22)	(.17)	(.20)	(.21)
Distributions from net realized gain	(1.40)	(.90)	(.35)	(1.14)	(1.12)	-
Total distributions	(1.64) C	(1.20) C	(.57)	(1.31)	(1.32)	(.21)
Net asset value, end of period	$12.61	$12.43	$13.03	$12.40	$12.99	$14.22
Total Return D,E	15.84%	4.99%	10.25%	6.14%	.60%	42.84%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.45% H	.45%	.46%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45 % H	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions, if any	.45% H	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	1.73% H	1.84%	2.02%	1.76%	1.52%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$174,854	$156,927	$169,850	$194,289	$137,450	$180,575
Portfolio turnover rate I	59 % H	61% J	29%	43% J	37% J	55%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended January 31, 2026

1. Organization.
Fidelity Value Discovery K6 Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$47,459,232
Gross unrealized depreciation	(3,086,434)
Net unrealized appreciation (depreciation)	$44,372,798
Tax cost	$134,744,111

The Fund elected to defer to its next fiscal year approximately $879,796 of capital losses recognized during the period November 1, 2024 to July 31, 2025.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Value Discovery K6 Fund	47,285,332	51,587,212

Prior Year Unaffiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Value Discovery K6 Fund	59,971	735,247
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Value Discovery K6 Fund	812

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Value Discovery K6 Fund	4,382,618	3,342,928	814,992
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Value Discovery K6 Fund	170	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $350.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9884002.108
FVDK6-SANN-0426
Fidelity® Value Discovery Fund

Semi-Annual Report
January 31, 2026
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Value Discovery Fund
Schedule of Investments January 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.1%
	Shares	Value ($)
CANADA - 2.6%
Consumer Staples - 0.5%
Consumer Staples Distribution & Retail - 0.5%
Alimentation Couche-Tard Inc	343,333	17,861,939
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Canadian Natural Resources Ltd (United States)	542,308	20,179,281
Imperial Oil Ltd (United States) (a)	266,464	26,979,481
Parex Resources Inc (a)	654,893	9,715,300
TOTAL ENERGY		56,874,062
Materials - 0.6%
Chemicals - 0.6%
Nutrien Ltd (United States)	332,925	22,935,203
TOTAL CANADA		97,671,204
FRANCE - 0.4%
Consumer Discretionary - 0.4%
Textiles, Apparel & Luxury Goods - 0.4%
LVMH Moet Hennessy Louis Vuitton SE	24,863	16,046,696
TAIWAN - 0.3%
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Taiwan Semiconductor Manufacturing Co Ltd ADR	32,200	10,644,032
UNITED KINGDOM - 4.2%
Consumer Staples - 1.3%
Beverages - 0.7%
Diageo PLC	1,138,871	26,205,760
Tobacco - 0.6%
British American Tobacco PLC ADR	381,600	23,155,488
TOTAL CONSUMER STAPLES		49,361,248
Health Care - 1.7%
Pharmaceuticals - 1.7%
Astrazeneca PLC ADR	639,220	59,300,440
Utilities - 1.2%
Multi-Utilities - 1.2%
National Grid PLC	2,739,827	46,548,441
TOTAL UNITED KINGDOM		155,210,129
UNITED STATES - 91.6%
Communication Services - 7.7%
Entertainment - 1.4%
Walt Disney Co/The	468,466	52,842,965
Interactive Media & Services - 6.3%
Alphabet Inc Class A	464,570	157,024,660
Alphabet Inc Class C	174,296	59,004,425
Meta Platforms Inc Class A	26,213	18,781,614
		234,810,699
TOTAL COMMUNICATION SERVICES		287,653,664
Consumer Discretionary - 7.5%
Broadline Retail - 2.9%
Amazon.com Inc (b)	441,399	105,626,781
Diversified Consumer Services - 0.8%
H&R Block Inc	713,871	28,162,211
Household Durables - 0.9%
Lennar Corp Class A	61,260	6,698,781
Mohawk Industries Inc (b)	87,331	10,338,244
Taylor Morrison Home Corp (b)	53,099	3,236,384
Toll Brothers Inc	42,671	6,165,533
TopBuild Corp (b)	16,499	7,722,357
		34,161,299
Specialty Retail - 2.5%
Lowe's Cos Inc	114,515	30,582,376
Murphy USA Inc	21,344	9,018,053
Ross Stores Inc	219,817	41,468,477
Ulta Beauty Inc (b)	21,469	13,898,172
		94,967,078
Textiles, Apparel & Luxury Goods - 0.4%
Lululemon Athletica Inc (b)	88,789	15,493,680
TOTAL CONSUMER DISCRETIONARY		278,411,049
Consumer Staples - 8.5%
Beverages - 1.8%
Constellation Brands Inc Class A	79,300	12,426,310
Keurig Dr Pepper Inc	2,012,635	55,226,704
		67,653,014
Consumer Staples Distribution & Retail - 2.5%
BJ's Wholesale Club Holdings Inc (b)	80,620	7,452,513
Kroger Co/The	464,531	29,195,774
Sprouts Farmers Market Inc (b)	134,100	9,509,031
Target Corp	173,764	18,326,889
US Foods Holding Corp (b)	304,691	25,478,261
		89,962,468
Food Products - 1.3%
McCormick & Co Inc/MD	170,500	10,542,015
Mondelez International Inc	668,744	39,101,462
		49,643,477
Household Products - 2.3%
Colgate-Palmolive Co	296,300	26,752,927
Procter & Gamble Co/The	389,687	59,142,796
		85,895,723
Tobacco - 0.6%
Philip Morris International Inc	128,700	23,093,928
TOTAL CONSUMER STAPLES		316,248,610
Energy - 7.5%
Oil, Gas & Consumable Fuels - 7.5%
ConocoPhillips	507,390	52,885,260
Exxon Mobil Corp	1,091,799	154,380,379
Shell PLC ADR	929,744	71,618,180
TOTAL ENERGY		278,883,819
Financials - 23.3%
Banks - 9.6%
Bank of America Corp	1,838,031	97,783,250
JPMorgan Chase & Co	53,841	16,469,423
M&T Bank Corp	239,691	53,108,335
PNC Financial Services Group Inc/The	281,716	62,907,183
US Bancorp	1,010,737	56,712,453
Wells Fargo & Co	769,802	69,659,383
		356,640,027
Capital Markets - 2.7%
Bank of New York Mellon Corp/The	167,930	20,138,166
Blackrock Inc	20,802	23,276,190
Northern Trust Corp	349,643	52,247,153
State Street Corp	38,470	5,034,184
		100,695,693
Consumer Finance - 1.1%
Capital One Financial Corp	190,940	41,802,494
Financial Services - 3.0%
Berkshire Hathaway Inc Class B (b)	97,994	47,089,057
Global Payments Inc	139,100	9,979,034
PayPal Holdings Inc	280,194	14,763,422
Sycamore Partners LLC rights (b)(c)	5,855,570	3,162,008
Visa Inc Class A	110,192	35,463,091
		110,456,612
Insurance - 6.4%
Chubb Ltd	242,814	75,165,502
Fidelity National Financial Inc	147,500	8,022,524
Hartford Insurance Group Inc/The	192,017	25,933,816
Marsh & McLennan Cos Inc	196,200	36,922,878
Travelers Companies Inc/The	254,984	72,545,498
Willis Towers Watson PLC	60,148	19,095,186
		237,685,404
Mortgage Real Estate Investment Trusts (REITs) - 0.5%
Annaly Capital Management Inc	845,880	19,463,699
TOTAL FINANCIALS		866,743,929
Health Care - 9.2%
Biotechnology - 1.8%
Biogen Inc (b)	120,100	21,604,789
Gilead Sciences Inc	313,238	44,464,134
		66,068,923
Health Care Providers & Services - 2.3%
Cigna Group/The	231,247	63,387,115
CVS Health Corp	285,505	21,275,833
		84,662,948
Life Sciences Tools & Services - 1.3%
Thermo Fisher Scientific Inc	85,673	49,571,255
Pharmaceuticals - 3.8%
GSK PLC ADR	1,134,160	58,522,656
Merck & Co Inc	752,631	82,992,620
Pfizer Inc rights (b)(c)	53,600	262,640
		141,777,916
TOTAL HEALTH CARE		342,081,042
Industrials - 13.9%
Aerospace & Defense - 1.7%
Lockheed Martin Corp	42,989	27,264,484
Northrop Grumman Corp	20,792	14,393,469
Textron Inc	261,580	23,034,735
		64,692,688
Air Freight & Logistics - 3.6%
CH Robinson Worldwide Inc	157,356	30,676,552
Expeditors International of Washington Inc	87,800	14,095,412
FedEx Corp	147,023	47,378,162
United Parcel Service Inc Class B	384,135	40,802,820
		132,952,946
Electrical Equipment - 0.9%
Emerson Electric Co	77,343	11,366,327
Regal Rexnord Corp	136,498	22,044,427
		33,410,754
Ground Transportation - 0.7%
Knight-Swift Transportation Holdings Inc	320,679	17,669,413
Werner Enterprises Inc	257,473	8,818,450
		26,487,863
Machinery - 4.7%
Allison Transmission Holdings Inc	233,944	25,429,713
Cummins Inc	39,444	22,830,976
Deere & Co	66,155	34,929,840
Dover Corp	103,989	20,952,744
PACCAR Inc	106,600	13,102,206
Pentair PLC	319,441	33,659,498
Westinghouse Air Brake Technologies Corp	106,056	24,407,728
		175,312,705
Professional Services - 1.6%
ExlService Holdings Inc (b)	367,600	14,391,540
Leidos Holdings Inc	86,852	16,352,495
Maximus Inc	188,778	17,828,194
SS&C Technologies Holdings Inc	143,900	11,783,971
		60,356,200
Trading Companies & Distributors - 0.7%
Ferguson Enterprises Inc	62,922	15,885,288
Rush Enterprises Inc Class A	152,079	9,761,951
		25,647,239
TOTAL INDUSTRIALS		518,860,395
Information Technology - 7.8%
Communications Equipment - 2.1%
Cisco Systems Inc	989,353	77,486,127
IT Services - 1.4%
Accenture PLC Class A	139,500	36,777,780
GoDaddy Inc Class A (b)	144,456	14,520,717
		51,298,497
Semiconductors & Semiconductor Equipment - 2.3%
Advanced Micro Devices Inc (b)	33,100	7,835,763
Analog Devices Inc	12,100	3,761,648
Intel Corp (b)	475,800	22,110,426
Micron Technology Inc	93,566	38,818,662
QUALCOMM Inc	84,266	12,773,883
		85,300,382
Software - 2.0%
Gen Digital Inc	1,499,755	35,979,122
Salesforce Inc	179,184	38,038,972
		74,018,094
Technology Hardware, Storage & Peripherals - 0.0%
Western Digital Corp	15,400	3,853,542
TOTAL INFORMATION TECHNOLOGY		291,956,642
Materials - 4.1%
Chemicals - 1.9%
Cabot Corp	84,300	6,085,617
CF Industries Holdings Inc	195,387	18,215,930
Corteva Inc	343,500	25,006,800
Mosaic Co/The	695,123	19,115,883
Scotts Miracle-Gro Co/The	30,400	1,952,288
		70,376,518
Construction Materials - 0.7%
CRH PLC	203,877	24,956,584
Containers & Packaging - 0.5%
Crown Holdings Inc	224,674	23,518,873
Metals & Mining - 1.0%
Newmont Corp	318,180	35,747,523
TOTAL MATERIALS		154,599,498
Real Estate - 0.2%
Specialized REITs - 0.2%
Lamar Advertising Co Class A	66,012	8,469,999
Utilities - 1.9%
Electric Utilities - 1.5%
Eversource Energy	347,748	24,039,819
PG&E Corp	1,939,345	29,904,700
		53,944,519
Gas Utilities - 0.4%
National Fuel Gas Co	68,000	5,695,000
UGI Corp	258,712	10,376,938
		16,071,938
TOTAL UTILITIES		70,016,457
TOTAL UNITED STATES		3,413,925,104
TOTAL COMMON STOCKS (Cost $2,779,328,150)		3,693,497,165

Money Market Funds - 1.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d)	3.70	38,111,555	38,119,178
Fidelity Securities Lending Cash Central Fund (d)(e)	3.70	8,919,969	8,920,860
TOTAL MONEY MARKET FUNDS (Cost $47,040,038)			47,040,038

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $2,826,368,188)	3,740,537,203
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(12,230,133)
NET ASSETS - 100.0%	3,728,307,070

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)	Level 3 security.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	65,177,818	512,008,831	541,317,847	871,196	1,673	-	38,119,178	38,111,555	0.1%
Fidelity Securities Lending Cash Central Fund	27,575,100	219,525,415	238,177,556	62,514	(2,099)	-	8,920,860	8,919,969	0.0%
Total	92,752,918	731,534,246	779,495,403	933,710	(426)	-	47,040,038

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Purchases and sales proceeds exclude the value of securities received and delivered through reorganization transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of January 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	287,653,664	287,653,664	-	-
Consumer Discretionary	294,457,745	278,411,049	16,046,696	-
Consumer Staples	383,471,797	357,266,037	26,205,760	-
Energy	335,757,881	335,757,881	-	-
Financials	866,743,929	863,581,921	-	3,162,008
Health Care	401,381,482	401,118,842	-	262,640
Industrials	518,860,395	518,860,395	-	-
Information Technology	302,600,674	302,600,674	-	-
Materials	177,534,701	177,534,701	-	-
Real Estate	8,469,999	8,469,999	-	-
Utilities	116,564,898	70,016,457	46,548,441	-

Money Market Funds	47,040,038	47,040,038	-	-
Total Investments in Securities:	3,740,537,203	3,648,311,658	88,800,897	3,424,648
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $8,286,645) - See accompanying schedule:
Unaffiliated issuers (cost $2,779,328,150)	$3,693,497,165
Fidelity Central Funds (cost $47,040,038)	47,040,038

Total Investment in Securities (cost $2,826,368,188)		$3,740,537,203
Foreign currency held at value (cost $337,690)		343,554
Receivable for investments sold		93,619,074
Receivable for fund shares sold		8,305,685
Dividends receivable		2,804,206
Reclaims receivable		1,909,234
Distributions receivable from Fidelity Central Funds		138,414
Prepaid expenses		2,108
Receivable from investment adviser for expense reductions		47,818
Other receivables		31,895
Total assets		3,847,739,191
Liabilities
Payable for investments purchased	$9,370,964
Payable for fund shares redeemed	99,666,700
Accrued management fee	1,395,874
Distribution and service plan fees payable	49,106
Other payables and accrued expenses	26,517
Collateral on securities loaned	8,922,960
Total liabilities		119,432,121
Net Assets		$3,728,307,070
Net Assets consist of:
Paid in capital		$2,688,680,007
Total accumulated earnings (loss)		1,039,627,063
Net Assets		$3,728,307,070

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($130,800,164 ÷ 3,260,041 shares)(a)		$40.12
Maximum offering price per share (100/94.25 of $40.12)		$42.57
Class M :
Net Asset Value and redemption price per share ($32,534,152 ÷ 811,274 shares)(a)		$40.10
Maximum offering price per share (100/96.50 of $40.10)		$41.55
Class C :
Net Asset Value and offering price per share ($10,164,936 ÷ 253,562 shares)(a)		$40.09
Value Discovery :
Net Asset Value, offering price and redemption price per share ($3,164,557,822 ÷ 78,766,222 shares)		$40.18
Class K :
Net Asset Value, offering price and redemption price per share ($67,777,859 ÷ 1,686,508 shares)		$40.19
Class I :
Net Asset Value, offering price and redemption price per share ($125,099,223 ÷ 3,117,087 shares)		$40.13
Class Z :
Net Asset Value, offering price and redemption price per share ($197,372,914 ÷ 4,916,695 shares)		$40.14
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended January 31, 2026 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$36,048,325
Interest		1,640
Income from Fidelity Central Funds (including $62,514 from security lending)		933,710
Total income		36,983,675
Expenses
Management fee
Basic fee	$10,506,155
Performance adjustment	(3,006,650)
Distribution and service plan fees	206,723
Custodian fees and expenses	24,243
Independent trustees' fees and expenses	6,851
Registration fees	150,808
Audit fees	36,412
Legal	8,004
Interest	13,907
Miscellaneous	42,957
Total expenses before reductions	7,989,410
Expense reductions	(97,823)
Total expenses after reductions		7,891,587
Net Investment income (loss)		29,092,088
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	204,656,311
Fidelity Central Funds	(426)
Foreign currency transactions	25,784
Total net realized gain (loss)		204,681,669
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	268,546,263
Assets and liabilities in foreign currencies	43,240
Total change in net unrealized appreciation (depreciation)		268,589,503
Net gain (loss)		473,271,172
Net increase (decrease) in net assets resulting from operations		$502,363,260
Statement of Changes in Net Assets

	Six months ended January 31, 2026 (Unaudited)	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$29,092,088	$57,137,471
Net realized gain (loss)	204,681,669	186,339,109
Change in net unrealized appreciation (depreciation)	268,589,503	(103,222,515)
Net increase (decrease) in net assets resulting from operations	502,363,260	140,254,065
Distributions to shareholders	(291,824,704)	(162,973,359)

Share transactions - net increase (decrease)	368,925,549	40,710,463
Total increase (decrease) in net assets	579,464,105	17,991,169

Net Assets
Beginning of period	3,148,842,965	3,130,851,796
End of period	$3,728,307,070	$3,148,842,965

Financial Highlights
Fidelity® Advisor Value Discovery Fund Class A

Six months ended January 31, 2026 (Unaudited) A
Selected Per-Share Data
Net asset value, beginning of period	$39.81
Income from Investment Operations
Net investment income (loss) B,C	.21
Net realized and unrealized gain (loss)	3.52
Total from investment operations	3.73
Distributions from net investment income	(.69)
Distributions from net realized gain	(2.73)
Total distributions	(3.42)
Net asset value, end of period	$40.12
Total Return D,E,F	10.11%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.75% I
Expenses net of fee waivers, if any	.74 % I
Expenses net of all reductions, if any	.74% I
Net investment income (loss)	1.41% I
Supplemental Data
Net assets, end of period (000 omitted)	$130,800
Portfolio turnover rate J	77 % I,K

AFor the period September 11, 2025 (commencement of sale of shares) through January 31, 2026.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity® Advisor Value Discovery Fund Class M

Six months ended January 31, 2026 (Unaudited) A
Selected Per-Share Data
Net asset value, beginning of period	$39.81
Income from Investment Operations
Net investment income (loss) B,C	.17
Net realized and unrealized gain (loss)	3.52
Total from investment operations	3.69
Distributions from net investment income	(.67)
Distributions from net realized gain	(2.73)
Total distributions	(3.40)
Net asset value, end of period	$40.10
Total Return D,E,F	9.98%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.00% I
Expenses net of fee waivers, if any	.99 % I
Expenses net of all reductions, if any	.99% I
Net investment income (loss)	1.16% I
Supplemental Data
Net assets, end of period (000 omitted)	$32,534
Portfolio turnover rate J	77 % I,K

AFor the period September 11, 2025 (commencement of sale of shares) through January 31, 2026.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity® Advisor Value Discovery Fund Class C

Six months ended January 31, 2026 (Unaudited) A
Selected Per-Share Data
Net asset value, beginning of period	$39.81
Income from Investment Operations
Net investment income (loss) B,C	.10
Net realized and unrealized gain (loss)	3.52
Total from investment operations	3.62
Distributions from net investment income	(.61)
Distributions from net realized gain	(2.73)
Total distributions	(3.34)
Net asset value, end of period	$40.09
Total Return D,E,F	9.79%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.50% I
Expenses net of fee waivers, if any	1.49 % I
Expenses net of all reductions, if any	1.49% I
Net investment income (loss)	.66% I
Supplemental Data
Net assets, end of period (000 omitted)	$10,165
Portfolio turnover rate J	77 % I,K

AFor the period September 11, 2025 (commencement of sale of shares) through January 31, 2026.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity® Value Discovery Fund

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$37.96	$38.03	$36.46	$36.10	$37.95	$26.99
Income from Investment Operations
Net investment income (loss) A,B	.33	.68	.66	.48	.45	.40
Net realized and unrealized gain (loss)	5.31	1.18	2.74	1.53	(.48)	10.98
Total from investment operations	5.64	1.86	3.40	2.01	(.03)	11.38
Distributions from net investment income	(.69)	(.68)	(.58)	(.44)	(.43)	(.42)
Distributions from net realized gain	(2.73)	(1.25)	(1.26)	(1.21)	(1.40)	-
Total distributions	(3.42)	(1.93)	(1.83) C	(1.65)	(1.82) C	(.42)
Net asset value, end of period	$40.18	$37.96	$38.03	$36.46	$36.10	$37.95
Total Return D,E	15.64%	5.09%	9.99%	5.83%	(.21)%	42.65%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.45% H	.49%	.64%	.84%	.80%	.75%
Expenses net of fee waivers, if any	.45 % H	.49%	.64%	.83%	.80%	.75%
Expenses net of all reductions, if any	.45% H	.49%	.64%	.83%	.80%	.74%
Net investment income (loss)	1.71% H	1.82%	1.85%	1.37%	1.20%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$3,164,558	$3,086,942	$3,065,870	$2,911,436	$2,895,400	$3,192,073
Portfolio turnover rate I	77 % H,J	59% K	33%	24% K	34% K	36%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JThe portfolio turnover rate does not include the assets acquired in the reorganization.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Value Discovery Fund Class K

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$37.98	$38.07	$36.49	$36.13	$37.98	$27.01
Income from Investment Operations
Net investment income (loss) A,B	.34	.71	.70	.51	.49	.44
Net realized and unrealized gain (loss)	5.32	1.18	2.74	1.54	(.48)	10.97
Total from investment operations	5.66	1.89	3.44	2.05	.01	11.41
Distributions from net investment income	(.72)	(.73)	(.60)	(.47)	(.46)	(.44)
Distributions from net realized gain	(2.73)	(1.25)	(1.26)	(1.21)	(1.40)	-
Total distributions	(3.45)	(1.98)	(1.86)	(1.69) C	(1.86)	(.44)
Net asset value, end of period	$40.19	$37.98	$38.07	$36.49	$36.13	$37.98
Total Return D,E	15.68%	5.17%	10.10%	5.92%	(.12)%	42.76%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.38% H	.41%	.52%	.75%	.70%	.65%
Expenses net of fee waivers, if any	.38 % H	.41%	.52%	.74%	.70%	.65%
Expenses net of all reductions, if any	.38% H	.41%	.52%	.74%	.70%	.65%
Net investment income (loss)	1.78% H	1.89%	1.97%	1.47%	1.30%	1.30%
Supplemental Data
Net assets, end of period (000 omitted)	$67,778	$61,901	$64,982	$17,672	$59,650	$87,856
Portfolio turnover rate I	77 % H,J	59% K	33%	24% K	34% K	36%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JThe portfolio turnover rate does not include the assets acquired in the reorganization.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Advisor Value Discovery Fund Class I

Six months ended January 31, 2026 (Unaudited) A
Selected Per-Share Data
Net asset value, beginning of period	$39.81
Income from Investment Operations
Net investment income (loss) B,C	.24
Net realized and unrealized gain (loss)	3.53
Total from investment operations	3.77
Distributions from net investment income	(.72)
Distributions from net realized gain	(2.73)
Total distributions	(3.45)
Net asset value, end of period	$40.13
Total Return D,E	10.21%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.51% H
Expenses net of fee waivers, if any	.51 % H
Expenses net of all reductions, if any	.51% H
Net investment income (loss)	1.65% H
Supplemental Data
Net assets, end of period (000 omitted)	$125,099
Portfolio turnover rate I	77 % H,J

AFor the period September 11, 2025 (commencement of sale of shares) through January 31, 2026.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity® Advisor Value Discovery Fund Class Z

Six months ended January 31, 2026 (Unaudited) A
Selected Per-Share Data
Net asset value, beginning of period	$39.81
Income from Investment Operations
Net investment income (loss) B,C	.26
Net realized and unrealized gain (loss)	3.53
Total from investment operations	3.79
Distributions from net investment income	(.73)
Distributions from net realized gain	(2.73)
Total distributions	(3.46)
Net asset value, end of period	$40.14
Total Return D,E	10.26%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.40% H
Expenses net of fee waivers, if any	.40 % H
Expenses net of all reductions, if any	.40% H
Net investment income (loss)	1.75% H
Supplemental Data
Net assets, end of period (000 omitted)	$197,373
Portfolio turnover rate I	77 % H,J

AFor the period September 11, 2025 (commencement of sale of shares) through January 31, 2026.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JThe portfolio turnover rate does not include the assets acquired in the reorganization.
Notes to Financial Statements
 (Unaudited)
For the period ended January 31, 2026

1. Organization.
Fidelity Value Discovery Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund commenced sale of Class A, Class M, Class C, Class I and Class Z shares on September 11, 2025. The Fund offers Class A, Class M, Class C, Class I, Value Discovery, Class K and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), redemptions in-kind and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$971,431,687
Gross unrealized depreciation	(63,613,514)
Net unrealized appreciation (depreciation)	$907,818,173
Tax cost	$2,832,719,030
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, securities acquired in the reorganization, and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Value Discovery Fund	1,291,166,563	1,355,318,993

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Unaffiliated shareholders that redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Value Discovery Fund	19,643	219,837	735,247
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.70
Class M	.70
Class C	.72
Value Discovery	.65
Class K	.56
Class I	.68
Class Z	.56

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.66
Class M	.66
Class C	.66
Value Discovery	.61
Class K	.54
Class I	.67
Class Z	.56

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Value Discovery Fund	Russell 3000 Value Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Value Discovery. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was (.18)%. The performance adjustment rate may differ for classes that were not in existence for the entire reporting period.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	112,604	-
Class M	.25%	.25%	56,280	-
Class C	.75%	.25%	37,839	2,068
			206,723	2,068

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	7,008
Class M	479
Class CA	97
7,584

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Value Discovery Fund	17,278

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Value Discovery Fund	Borrower	55,260,000	4.53%	13,907

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Value Discovery Fund	95,388,942	77,110,544	9,949,877
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Value Discovery Fund	2,743
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Value Discovery Fund	6,630	1,990	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $18,460.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of class-level operating expenses as follows:

Amount ($)
Class A	2,874
Class M	721
Class C	246
Value Discovery	73,028
Class K	1,540
Class I	660
Class Z	294
79,363
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2026 A	Year ended July 31, 2025
Fidelity Value Discovery Fund
Distributions to shareholders
Class A	$3,839,489	$ -
Class M	939,653	-
Class C	299,022	-
Value Discovery	279,768,259	159,609,686
Class K	5,709,779	3,363,673
Class I	915,257	-
Class Z	353,245	-
Total	$291,824,704	$162,973,359

A Distributions for Class A, Class M, Class C, Class I and Class Z are for the period September 11, 2025 (commencement of sale of shares) through January 31, 2026.
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2026 A	Year ended July 31, 2025	Six months ended January 31, 2026 A	Year ended July 31, 2025
Fidelity Value Discovery Fund
Class A
Shares sold	74,419	-	$2,883,755	$ -
Issued in exchange for the shares of the Acquired Fund(s)	3,254,775	-	122,021,412	-
Reinvestment of distributions	96,509	-	3,721,208	-
Shares redeemed	(165,662)	-	(6,375,086)	-
Net increase (decrease)	3,260,041	-	$122,251,289	$ -
Class M
Shares sold	11,694	-	$456,303	$ -
Issued in exchange for the shares of the Acquired Fund(s)	816,811	-	30,614,083	-
Reinvestment of distributions	23,951	-	923,135	-
Shares redeemed	(41,182)	-	(1,580,762)	-
Net increase (decrease)	811,274	-	$30,412,759	$ -
Class C
Shares sold	10,824	-	$419,658	$ -
Issued in exchange for the shares of the Acquired Fund(s)	281,499	-	10,550,568	-
Reinvestment of distributions	7,184	-	276,750	-
Shares redeemed	(45,945)	-	(1,778,718)	-
Net increase (decrease)	253,562	-	$9,468,258	$ -
Value Discovery
Shares sold	10,693,316	21,472,566	$413,444,322	$798,650,113
Reinvestment of distributions	4,559,959	2,570,570	172,037,267	94,828,810
Shares redeemed	(17,809,476)	(23,338,672)	(690,962,626)	(849,906,651)
Net increase (decrease)	(2,556,201)	704,464	$(105,481,037)	$43,572,272
Class K
Shares sold	16,250	62,913	$632,698	$2,342,212
Reinvestment of distributions	151,124	91,149	5,709,779	3,363,673
Shares redeemed	(110,696)	(231,125)	(4,333,517)	(8,567,694)
Net increase (decrease)	56,678	(77,063)	$2,008,960	$(2,861,809)
Class I
Shares sold	2,445,822	-	$94,923,872	$ -
Issued in exchange for the shares of the Acquired Fund(s)	825,855	-	30,961,317	-
Reinvestment of distributions	21,191	-	816,743	-
Shares redeemed	(175,781)	-	(6,715,238)	-
Net increase (decrease)	3,117,087	-	$119,986,694	$ -
Class Z
Shares sold	4,725,622	-	$183,289,960	$ -
Issued in exchange for the shares of the Acquired Fund(s)	344,780	-	12,925,803	-
Reinvestment of distributions	7,211	-	277,876	-
Shares redeemed	(160,918)	-	(6,215,013)	-
Net increase (decrease)	4,916,695	-	$190,278,626	$ -

A Share transactions for Class A, Class M, Class C, Class I and Class Z are for the period September 11, 2025 (commencement of sale of shares) through January 31, 2026.
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
13. Reorganization Information.
On September 19, 2025, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity Advisor Equity Value Fund (Acquired Fund) pursuant to an Agreement and Plan of Reorganization (Agreements) approved by the Board of Trustees (the Board). The securities held by the Acquired Fund were the primary assets acquired by the Fund. In addition, the Board approved the creation of additional classes of shares that commenced sale of shares on September 11, 2025. The acquisition was accomplished by an exchange of each class of the Fund for corresponding shares then outstanding of the Acquired Fund at their respective net asset value on the acquisition date. The reorganization provides shareholders of the Acquired Fund access to a larger portfolio with a similar investment objective and lower projected expenses. For financial reporting purposes, the assets and liabilities of the Acquired Fund and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund were carried forward and will be utilized for purposes of the Fund's ongoing reporting of realized and unrealized gains and losses to more closely align subsequent reporting of realized gains with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Acquired Fund and Share Class	Investments $	Unrealized appreciation (depreciation) $	Net Assets $	Shares Exchanged	Shares Exchanged Ratio
Fidelity Advisor Equity Value Fund	206,644,068	45,539,880
Class A			122,021,412	5,247,854	.6202107229
Class M			30,614,083	1,314,061	.6215928495
Class C			10,550,568	464,633	.6058511206
Class I			30,961,317	1,288,749	.6408188850
Class Z			12,925,803	543,143	.6347879435

Acquiring Fund	Net Assets $	Total net assets after the acquisition $
Fidelity Value Discovery Fund	3,273,967,273	3,481,040,456

Pro forma results of operations of the combined entity for the entire period ended January 31, 2026, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$29,574,670
Total net realized gain (loss)	208,282,716
Total change in net unrealized appreciation (depreciation)	273,800,704
Net increase (decrease) in net assets resulting from operations	$511,658,090

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that has been included in the Fund's accompanying Statement of Operations since September 19, 2025.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.783113.123
FVD-SANN-0426
Fidelity® Series Intrinsic Opportunities Fund

Semi-Annual Report
January 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Series Intrinsic Opportunities Fund
Schedule of Investments January 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 96.9%
	Shares	Value ($)
AUSTRIA - 0.5%
Materials - 0.5%
Construction Materials - 0.4%
Wienerberger AG	306,200	10,126,421
Containers & Packaging - 0.1%
Mayr Melnhof Karton AG	36,100	4,090,833
TOTAL AUSTRIA		14,217,254
CANADA - 0.6%
Consumer Staples - 0.6%
Consumer Staples Distribution & Retail - 0.6%
Alimentation Couche-Tard Inc	328,400	17,085,048
CHINA - 0.8%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Shenzhou International Group Holdings Ltd	384,100	3,063,124
Health Care - 0.3%
Health Care Providers & Services - 0.3%
Sinopharm Group Co Ltd H Shares	3,767,437	10,069,518
Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.4%
Kingboard Holdings Ltd	1,479,800	5,993,378
VSTECS Holdings Ltd	5,253,800	5,218,762
TOTAL INFORMATION TECHNOLOGY		11,212,140
TOTAL CHINA		24,344,782
FRANCE - 1.1%
Communication Services - 0.0%
Media - 0.0%
IPSOS SA	19,400	824,169
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Maisons du Monde SA (a)(b)(c)(d)	240,700	456,502
Mr Bricolage SA (a)	144,948	969,032
TOTAL CONSUMER DISCRETIONARY		1,425,534
Consumer Staples - 0.1%
Food Products - 0.1%
Societe LDC SADIR	17,300	1,937,869
Energy - 0.5%
Energy Equipment & Services - 0.0%
Vallourec SACA	37,400	791,771
Oil, Gas & Consumable Fuels - 0.5%
TotalEnergies SE (United States)	169,183	12,248,849
TOTAL ENERGY		13,040,620
Industrials - 0.2%
Ground Transportation - 0.2%
Stef SA	29,960	4,446,238
Information Technology - 0.3%
IT Services - 0.3%
Sopra Steria Group	54,100	9,888,451
TOTAL FRANCE		31,562,881
GERMANY - 0.4%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Mercedes-Benz Group AG	37,900	2,590,247
Industrials - 0.3%
Machinery - 0.3%
JOST Werke SE (c)(d)	113,400	8,428,052
TOTAL GERMANY		11,018,299
GREECE - 0.7%
Consumer Discretionary - 0.3%
Distributors - 0.1%
Autohellas Tourist and Trading SA	237,000	3,646,445
Specialty Retail - 0.2%
JUMBO SA	218,100	6,473,462
TOTAL CONSUMER DISCRETIONARY		10,119,907
Consumer Staples - 0.4%
Personal Care Products - 0.4%
Sarantis SA	738,584	11,871,516
TOTAL GREECE		21,991,423
HONG KONG - 0.3%
Communication Services - 0.1%
Media - 0.1%
Pico Far East Holdings Ltd	10,600,000	3,812,803
Financials - 0.2%
Consumer Finance - 0.2%
Aeon Credit Service Asia Co Ltd	4,561,940	4,350,489
Materials - 0.0%
Chemicals - 0.0%
EcoGreen International Group Ltd (a)(e)	1,000,000	1
TOTAL HONG KONG		8,163,293
INDIA - 0.0%
Industrials - 0.0%
Building Products - 0.0%
Euro Ceramics Ltd (a)(e)	5,000	0
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Redington Ltd	739,442	2,189,037
TOTAL INDIA		2,189,037
ITALY - 0.4%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Brembo NV	53,200	639,434
Consumer Staples - 0.4%
Beverages - 0.3%
Coca-Cola HBC AG	110,900	5,994,126
Consumer Staples Distribution & Retail - 0.1%
MARR SpA (b)	406,500	4,317,329
TOTAL CONSUMER STAPLES		10,311,455
TOTAL ITALY		10,950,889
JAPAN - 2.6%
Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Daikyonishikawa Corp	8,053	42,617
Specialty Retail - 0.1%
ARCLANDS CORP	345,500	4,272,984
TOTAL CONSUMER DISCRETIONARY		4,315,601
Consumer Staples - 0.1%
Food Products - 0.1%
S Foods Inc	68,100	1,335,510
Household Products - 0.0%
Transaction Co Ltd	65,000	501,066
TOTAL CONSUMER STAPLES		1,836,576
Financials - 0.1%
Financial Services - 0.1%
Zenkoku Hosho Co Ltd	85,000	1,687,806
Industrials - 1.0%
Air Freight & Logistics - 0.2%
Hamakyorex Co Ltd	380,800	4,505,330
Machinery - 0.3%
Daiwa Industries Ltd	598,600	6,006,887
Tocalo Co Ltd	149,700	2,496,612
		8,503,499
Professional Services - 0.0%
Altech Corp	35,953	610,058
Quick Co Ltd	277,281	1,556,973
Will Group Inc	102,800	790,463
		2,957,494
Trading Companies & Distributors - 0.5%
ITOCHU Corp	595,000	7,617,531
Mitani Corp	344,665	5,300,483
Totech Corp	65,643	1,705,123
		14,623,137
TOTAL INDUSTRIALS		30,589,460
Information Technology - 0.9%
Electronic Equipment, Instruments & Components - 0.0%
Riken Keiki Co Ltd	50,800	1,079,943
IT Services - 0.0%
TDC Soft Inc	226,914	1,793,201
Semiconductors & Semiconductor Equipment - 0.6%
Renesas Electronics Corp	690,600	11,481,541
SUMCO Corp	483,400	5,041,404
		16,522,945
Software - 0.2%
Cresco Ltd	201,600	2,180,656
System Research Co Ltd (b)	187,600	2,380,760
		4,561,416
Technology Hardware, Storage & Peripherals - 0.1%
MCJ Co Ltd	366,800	3,728,201
TOTAL INFORMATION TECHNOLOGY		27,685,706
Materials - 0.2%
Chemicals - 0.2%
C Uyemura & Co Ltd	41,800	4,823,908
Utilities - 0.2%
Electric Utilities - 0.2%
Kansai Electric Power Co Inc/The	341,400	5,444,399
TOTAL JAPAN		76,383,456
KOREA (SOUTH) - 0.3%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
InBody Co Ltd	27,500	618,912
Value Added Technology Co Ltd	55,500	789,999
TOTAL HEALTH CARE		1,408,911
Materials - 0.3%
Chemicals - 0.3%
Soulbrain Co Ltd	23,710	7,983,798
TOTAL KOREA (SOUTH)		9,392,709
MEXICO - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Genomma Lab Internacional SAB de CV	1,685,400	1,614,420
NETHERLANDS - 0.4%
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Acomo NV	173,300	5,104,715
Financials - 0.2%
Capital Markets - 0.0%
Van Lanschot Kempen NV depository receipt	24,700	1,496,113
Insurance - 0.2%
ASR Nederland NV	61,500	4,459,963
TOTAL FINANCIALS		5,956,076
TOTAL NETHERLANDS		11,060,791
NORWAY - 0.2%
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Europris ASA (c)(d)	496,226	4,560,096
PUERTO RICO - 0.6%
Financials - 0.6%
Banks - 0.2%
First BanCorp/Puerto Rico	300,100	6,638,212
Financial Services - 0.4%
EVERTEC Inc	355,300	10,662,553
TOTAL PUERTO RICO		17,300,765
SINGAPORE - 0.1%
Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
Hour Glass Ltd/The	1,753,400	3,087,506
SPAIN - 0.7%
Consumer Discretionary - 0.4%
Automobile Components - 0.4%
CIE Automotive SA	378,000	12,904,194
Financials - 0.1%
Banks - 0.1%
Bankinter SA	155,300	2,654,504
Industrials - 0.2%
Air Freight & Logistics - 0.2%
Logista Integral SA	124,500	4,548,295
TOTAL SPAIN		20,106,993
SWEDEN - 0.3%
Industrials - 0.3%
Electrical Equipment - 0.2%
AQ Group AB	208,320	4,581,520
Trading Companies & Distributors - 0.1%
Alligo AB B Shares	236,687	3,369,285
TOTAL SWEDEN		7,950,805
SWITZERLAND - 0.3%
Consumer Discretionary - 0.3%
Automobile Components - 0.3%
Garrett Motion Inc	556,100	10,032,044
UNITED KINGDOM - 1.7%
Consumer Discretionary - 0.5%
Broadline Retail - 0.1%
B&M European Value Retail SA	1,435,000	3,462,777
Distributors - 0.3%
Inchcape PLC	831,700	9,292,233
Diversified Consumer Services - 0.0%
ME Group International PLC	357,100	677,252
Specialty Retail - 0.1%
Dunelm Group PLC	129,500	1,637,340
TOTAL CONSUMER DISCRETIONARY		15,069,602
Consumer Staples - 0.2%
Tobacco - 0.2%
Imperial Brands PLC	132,400	5,576,394
Industrials - 1.0%
Industrial Conglomerates - 0.4%
DCC PLC	184,600	11,710,416
Passenger Airlines - 0.1%
JET2 PLC	252,465	4,273,346
Trading Companies & Distributors - 0.5%
RS GROUP PLC	1,412,049	12,945,588
TOTAL INDUSTRIALS		28,929,350
TOTAL UNITED KINGDOM		49,575,346
UNITED STATES - 84.9%
Communication Services - 0.2%
Interactive Media & Services - 0.2%
Cars.com Inc (a)	684,300	7,773,648
Media - 0.0%
Thryv Holdings Inc (a)	466,144	2,242,153
TOTAL COMMUNICATION SERVICES		10,015,801
Consumer Discretionary - 11.2%
Automobile Components - 1.5%
Aptiv PLC (a)	174,000	13,180,500
LCI Industries	52,600	7,715,894
Lear Corp	78,300	9,168,147
Patrick Industries Inc	108,150	13,645,286
		43,709,827
Automobiles - 1.1%
General Motors Co	285,600	23,990,400
Harley-Davidson Inc	437,600	8,664,480
		32,654,880
Broadline Retail - 0.1%
Macy's Inc	217,400	4,352,347
Diversified Consumer Services - 0.6%
Carriage Services Inc	116,300	4,990,433
Grand Canyon Education Inc (a)	36,000	6,258,240
Laureate Education Inc (a)	161,696	5,546,173
		16,794,846
Hotels, Restaurants & Leisure - 0.4%
Cheesecake Factory Inc/The (b)	228,600	13,249,656
Household Durables - 2.3%
DR Horton Inc	72,800	10,835,552
KB Home	192,300	11,064,942
M/I Homes Inc (a)	78,700	10,522,190
Meritage Homes Corp	190,700	13,255,557
TopBuild Corp (a)	20,600	9,641,830
Tri Pointe Homes Inc (a)	374,000	12,472,900
		67,792,971
Leisure Products - 0.3%
BRP Inc Subordinate Voting Shares	47,100	3,554,854
Brunswick Corp/DE	77,900	6,249,138
		9,803,992
Specialty Retail - 2.7%
Academy Sports & Outdoors Inc	233,100	12,822,831
Advance Auto Parts Inc (b)	153,900	7,388,739
Bath & Body Works Inc	339,000	7,390,200
Caleres Inc	226,667	2,769,871
Dick's Sporting Goods Inc	58,600	11,837,200
Lithia Motors Inc Class A	7,600	2,458,144
Murphy USA Inc	31,100	13,140,061
Signet Jewelers Ltd	148,600	13,711,322
Ulta Beauty Inc (a)	6,900	4,466,784
		75,985,152
Textiles, Apparel & Luxury Goods - 2.2%
Crocs Inc (a)	158,300	13,284,536
Lululemon Athletica Inc (a)	16,600	2,896,700
Oxford Industries Inc (b)	123,000	4,532,550
PVH Corp	58,700	3,660,532
Steven Madden Ltd	320,100	14,045,988
VF Corp	534,900	10,478,691
Wolverine World Wide Inc	909,487	16,116,110
		65,015,107
TOTAL CONSUMER DISCRETIONARY		329,358,778
Consumer Staples - 4.3%
Beverages - 1.8%
Constellation Brands Inc Class A	90,200	14,134,340
Keurig Dr Pepper Inc	409,400	11,233,936
Primo Brands Corp Class A	1,406,100	26,631,534
		51,999,810
Consumer Staples Distribution & Retail - 2.3%
Albertsons Cos Inc Class A	648,800	10,802,520
Dollar Tree Inc (a)	105,800	12,441,022
Grocery Outlet Holding Corp (a)	314,900	3,000,997
Performance Food Group Co (a)	355,400	33,922,930
Target Corp	69,100	7,287,977
		67,455,446
Food Products - 0.2%
Armanino Foods of Distinction Inc	126,028	1,499,607
Ingredion Inc	17,200	2,031,320
Smithfield Foods Inc	166,700	3,984,130
		7,515,057
TOTAL CONSUMER STAPLES		126,970,313
Energy - 7.0%
Energy Equipment & Services - 0.4%
Cactus Inc Class A	205,800	11,572,134
Oil, Gas & Consumable Fuels - 6.6%
Antero Resources Corp (a)	615,900	22,400,283
Chord Energy Corp	193,900	19,436,536
Core Natural Resources Inc	214,909	20,498,020
Diamondback Energy Inc	191,000	31,314,450
Energy Transfer LP	690,500	12,739,725
Gulfport Energy Corp (a)	49,800	10,167,666
Northern Oil & Gas Inc (b)	349,000	8,725,000
Ovintiv Inc	612,300	26,616,681
Range Resources Corp	635,400	24,049,890
Shell PLC	313,339	12,044,598
Sunococorp LLC	114,793	6,155,201
Unit Corp	9,900	325,512
		194,473,562
TOTAL ENERGY		206,045,696
Financials - 23.3%
Banks - 10.9%
ACNB Corp	25,200	1,273,103
Associated Banc-Corp	577,800	15,750,828
Bar Harbor Bankshares	45,972	1,558,911
Cadence Bank	344,400	14,502,684
Camden National Corp	44,243	2,104,640
Citigroup Inc	230,900	26,717,439
East West Bancorp Inc	123,300	14,110,452
FNB Corp/PA	1,063,800	18,669,690
Hancock Whitney Corp	195,100	13,422,880
KeyCorp	1,191,400	25,638,928
Old National Bancorp/IN	559,600	13,671,028
Pinnacle Financial Partners Inc	233,385	22,192,580
Plumas Bancorp	133,092	6,669,240
QCR Holdings Inc	91,300	8,240,738
United Community Bank/SC	506,900	17,452,567
US Bancorp	444,800	24,957,728
Washington Trust Bancorp Inc	131,900	4,533,403
Webster Financial Corp	336,900	22,157,913
Wells Fargo & Co	514,700	46,575,203
West BanCorp Inc	164,600	3,905,958
Wintrust Financial Corp	120,800	17,816,792
		321,922,705
Capital Markets - 5.8%
AllianceBernstein Holding LP	434,800	18,496,392
Ameriprise Financial Inc	20,000	10,543,800
Bank of New York Mellon Corp/The	97,100	11,644,232
Federated Hermes Inc Class B	296,400	15,792,192
Lazard Inc	466,922	25,083,050
LPL Financial Holdings Inc	27,500	10,023,750
Raymond James Financial Inc	124,600	20,666,156
SEI Investments Co	85,900	7,546,315
State Street Corp	180,400	23,607,144
Stifel Financial Corp	234,200	28,876,860
		172,279,891
Consumer Finance - 1.2%
Capital One Financial Corp	76,946	16,845,788
OneMain Holdings Inc	285,800	18,731,332
		35,577,120
Financial Services - 0.9%
Corpay Inc (a)	51,000	16,046,130
Essent Group Ltd	145,800	9,173,735
		25,219,865
Insurance - 4.5%
American Financial Group Inc/OH	113,100	14,733,537
First American Financial Corp	257,200	16,249,896
Hartford Insurance Group Inc/The	83,500	11,277,510
Primerica Inc	69,400	18,254,976
Reinsurance Group of America Inc	60,600	12,286,650
Selective Insurance Group Inc	164,300	13,814,344
Stewart Information Services Corp	189,599	12,784,661
Travelers Companies Inc/The	58,900	16,757,639
Unum Group	237,100	18,012,487
		134,171,700
TOTAL FINANCIALS		689,171,281
Health Care - 9.4%
Biotechnology - 1.6%
Biogen Inc (a)	87,800	15,794,342
Gilead Sciences Inc	231,200	32,818,840
		48,613,182
Health Care Providers & Services - 6.0%
Cigna Group/The	63,900	17,515,629
CVS Health Corp	300,200	22,370,904
Elevance Health Inc	29,100	10,061,034
Henry Schein Inc (a)	294,500	22,228,860
Labcorp Holdings Inc	90,600	24,599,712
Molina Healthcare Inc (a)	79,700	14,313,323
Quest Diagnostics Inc	65,600	12,269,168
Tenet Healthcare Corp (a)	85,200	16,126,656
UnitedHealth Group Inc	57,500	16,498,475
Universal Health Services Inc Class B	85,600	17,227,856
		173,211,617
Life Sciences Tools & Services - 0.7%
Avantor Inc (a)	446,100	4,871,412
ICON PLC (a)	92,300	16,637,075
		21,508,487
Pharmaceuticals - 1.1%
Elanco Animal Health Inc (a)	1,385,700	33,367,656
TOTAL HEALTH CARE		276,700,942
Industrials - 14.6%
Aerospace & Defense - 1.5%
Cadre Holdings Inc (b)	159,200	6,369,592
Huntington Ingalls Industries Inc	58,600	24,641,886
Textron Inc	88,700	7,810,922
V2X Inc (a)	98,600	6,786,638
		45,609,038
Air Freight & Logistics - 0.7%
FedEx Corp	52,700	16,982,575
Radiant Logistics Inc (a)	533,350	3,589,446
		20,572,021
Building Products - 1.5%
Builders FirstSource Inc (a)	91,900	10,513,360
Gibraltar Industries Inc (a)	199,900	10,246,874
Hayward Holdings Inc (a)	697,952	11,264,945
Janus International Group Inc (a)	1,729,700	11,865,742
		43,890,921
Commercial Services & Supplies - 0.5%
Brady Corp Class A	172,000	14,872,840
HNI Corp	19,601	936,732
		15,809,572
Construction & Engineering - 0.7%
Bowman Consulting Group Ltd (a)	88,800	3,092,904
WillScot Holdings Corp	893,300	17,892,799
		20,985,703
Electrical Equipment - 0.9%
Acuity Inc	35,600	11,008,944
Allient Inc (b)	272,500	16,625,225
		27,634,169
Ground Transportation - 0.2%
Proficient Auto Logistics Inc (a)	195,085	1,966,457
Universal Logistics Holdings Inc	171,038	2,738,318
		4,704,775
Machinery - 4.1%
Cummins Inc	22,400	12,965,568
Enpro Inc	53,700	12,822,486
Esab Corp	64,500	7,810,950
Gates Industrial Corp PLC (a)(b)	777,200	17,891,144
Hillman Solutions Corp (a)	846,700	7,933,579
Miller Industries Inc/TN (b)	146,400	5,998,008
Terex Corp	337,423	19,233,111
Timken Co/The	251,600	23,446,604
Toro Co/The	108,100	9,891,150
		117,992,600
Professional Services - 2.8%
CACI International Inc (a)	19,600	12,163,368
Cbiz Inc (a)	172,540	6,789,449
Concentrix Corp (b)	155,200	5,796,720
Genpact Ltd	435,800	19,218,780
KBR Inc	230,600	9,871,986
Maximus Inc	176,000	16,621,440
Science Applications International Corp	129,100	13,137,216
		83,598,959
Trading Companies & Distributors - 1.7%
Core & Main Inc Class A (a)	260,700	13,910,952
Global Industrial Co	357,496	10,925,077
Rush Enterprises Inc Class A	391,750	25,146,433
		49,982,462
TOTAL INDUSTRIALS		430,780,220
Information Technology - 7.6%
Electronic Equipment, Instruments & Components - 4.0%
Belden Inc	111,900	13,149,369
CDW Corp/DE	49,700	6,281,583
Crane NXT Co (b)	451,712	22,820,490
Insight Enterprises Inc (a)	52,600	4,419,452
Sanmina Corp (a)	100,000	14,168,000
TD SYNNEX Corp	184,393	29,257,638
Vontier Corp	707,000	26,512,500
		116,609,032
IT Services - 1.3%
Amdocs Ltd	230,900	18,919,946
Cognizant Technology Solutions Corp Class A	73,300	6,014,998
Kyndryl Holdings Inc (a)	558,900	12,854,700
		37,789,644
Semiconductors & Semiconductor Equipment - 1.6%
Diodes Inc (a)	245,400	14,525,226
Micron Technology Inc	43,400	18,005,792
MKS Inc	62,400	14,689,584
		47,220,602
Technology Hardware, Storage & Peripherals - 0.7%
Dell Technologies Inc Class C	116,600	13,343,704
Seagate Technology Holdings PLC	23,200	9,458,408
		22,802,112
TOTAL INFORMATION TECHNOLOGY		224,421,390
Materials - 4.8%
Chemicals - 1.3%
Axalta Coating Systems Ltd (a)	400,700	13,455,506
Element Solutions Inc	528,400	15,376,440
Perimeter Solutions Inc (a)	348,576	9,115,262
		37,947,208
Construction Materials - 0.8%
Eagle Materials Inc	92,000	18,750,520
RHI Magnesita NV	133,700	5,067,671
		23,818,191
Containers & Packaging - 2.3%
Graphic Packaging Holding CO	916,900	13,432,585
Packaging Corp of America	96,200	21,409,310
Silgan Holdings Inc	715,000	30,852,250
		65,694,145
Metals & Mining - 0.4%
Warrior Met Coal Inc (b)	145,400	12,984,220
TOTAL MATERIALS		140,443,764
Real Estate - 1.5%
Industrial REITs - 0.3%
STAG Industrial Inc Class A	269,700	10,116,447
Real Estate Management & Development - 0.5%
Jones Lang LaSalle Inc (a)	39,800	14,244,818
Residential REITs - 0.3%
Camden Property Trust	80,000	8,724,000
Specialized REITs - 0.4%
Outfront Media Inc	475,700	11,569,024
TOTAL REAL ESTATE		44,654,289
Utilities - 1.0%
Electric Utilities - 1.0%
PG&E Corp	1,866,100	28,775,262
TOTAL UNITED STATES		2,507,337,736
TOTAL COMMON STOCKS (Cost $2,177,003,397)		2,859,925,573

Money Market Funds - 3.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.70	78,594,739	78,610,458
Fidelity Securities Lending Cash Central Fund (f)(g)	3.70	38,095,220	38,099,029
TOTAL MONEY MARKET FUNDS (Cost $116,709,487)			116,709,487

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $2,293,712,884)	2,976,635,060
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(24,772,292)
NET ASSETS - 100.0%	2,951,862,768

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,444,650 or 0.5% of net assets.

(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $13,444,650 or 0.5% of net assets.

(e)	Level 3 security.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	63,946,656	207,267,745	192,602,579	1,368,502	(1,364)	-	78,610,458	78,594,739	0.1%
Fidelity Securities Lending Cash Central Fund	89,014,030	182,096,683	233,012,337	79,120	653	-	38,099,029	38,095,220	0.1%
Total	152,960,686	389,364,428	425,614,916	1,447,622	(711)	-	116,709,487

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of January 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	14,652,773	14,652,773	-	-
Consumer Discretionary	397,166,067	394,575,820	2,590,247	-
Consumer Staples	180,693,886	175,117,492	5,576,394	-
Energy	219,086,316	207,041,718	12,044,598	-
Financials	721,120,921	721,120,921	-	-
Health Care	289,793,791	289,793,791	-	-
Industrials	515,672,420	508,054,889	7,617,531	-
Information Technology	275,396,724	263,915,183	11,481,541	-
Materials	167,468,725	167,468,724	-	1
Real Estate	44,654,289	44,654,289	-	-
Utilities	34,219,661	34,219,661	-	-

Money Market Funds	116,709,487	116,709,487	-	-
Total Investments in Securities:	2,976,635,060	2,937,324,748	39,310,311	1
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $53,103,026) - See accompanying schedule:
Unaffiliated issuers (cost $2,177,003,397)	$2,859,925,573
Fidelity Central Funds (cost $116,709,487)	116,709,487

Total Investment in Securities (cost $2,293,712,884)		$2,976,635,060
Cash		13,583
Foreign currency held at value (cost $233,600)		237,853
Receivable for investments sold		9,325,447
Receivable for fund shares sold		8,089,010
Dividends receivable		995,891
Reclaims receivable		9,359,822
Distributions receivable from Fidelity Central Funds		257,823
Receivable from investment adviser for expense reductions		578
Other receivables		429,413
Total assets		3,005,344,480
Liabilities
Payable for investments purchased	$5,071,140
Payable for fund shares redeemed	9,997,827
Other payables and accrued expenses	341,945
Collateral on securities loaned	38,070,800
Total liabilities		53,481,712
Net Assets		$2,951,862,768
Net Assets consist of:
Paid in capital		$2,204,176,740
Total accumulated earnings (loss)		747,686,028
Net Assets		$2,951,862,768
Net Asset Value, offering price and redemption price per share ($2,951,862,768 ÷ 265,701,045 shares)		$11.11
Statement of Operations
Six months ended January 31, 2026 (Unaudited)
Investment Income
Dividends		$25,076,299
Income from Fidelity Central Funds (including $79,120 from security lending)		1,447,622
Total income		26,523,921
Expenses
Custodian fees and expenses	$44,458
Independent trustees' fees and expenses	5,785
Total expenses before reductions	50,243
Expense reductions	(2,710)
Total expenses after reductions		47,533
Net Investment income (loss)		26,476,388
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	133,384,089
Fidelity Central Funds	(711)
Foreign currency transactions	737
Total net realized gain (loss)		133,384,115
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $11,246)	144,475,623
Assets and liabilities in foreign currencies	349,737
Total change in net unrealized appreciation (depreciation)		144,825,360
Net gain (loss)		278,209,475
Net increase (decrease) in net assets resulting from operations		$304,685,863
Statement of Changes in Net Assets

	Six months ended January 31, 2026 (Unaudited)	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$26,476,388	$68,957,184
Net realized gain (loss)	133,384,115	298,718,282
Change in net unrealized appreciation (depreciation)	144,825,360	(286,825,943)
Net increase (decrease) in net assets resulting from operations	304,685,863	80,849,523
Distributions to shareholders	(309,784,851)	(338,182,295)

Share transactions
Proceeds from sales of shares	90,311,922	631,957,174
Reinvestment of distributions	309,784,851	338,182,295
Cost of shares redeemed	(249,543,423)	(942,343,254)

Net increase (decrease) in net assets resulting from share transactions	150,553,350	27,796,215
Total increase (decrease) in net assets	145,454,362	(229,536,557)

Net Assets
Beginning of period	2,806,408,406	3,035,944,963
End of period	$2,951,862,768	$2,806,408,406

Other Information
Shares
Sold	8,255,919	57,610,586
Issued in reinvestment of distributions	28,575,341	30,769,784
Redeemed	(22,598,010)	(85,626,864)
Net increase (decrease)	14,233,250	2,753,506

Financial Highlights
Fidelity® Series Intrinsic Opportunities Fund

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.16	$12.21	$12.93	$18.82	$22.41	$15.29
Income from Investment Operations
Net investment income (loss) A,B	.10	.27	.22	.31	.40	.40
Net realized and unrealized gain (loss)	1.09	.04	1.72	1.30	(.31)	7.49
Total from investment operations	1.19	.31	1.94	1.61	.09	7.89
Distributions from net investment income	(.30)	(.24)	(.26)	(.35)	(.51)	(.44)
Distributions from net realized gain	(.94)	(1.11)	(2.40)	(7.15)	(3.17)	(.33)
Total distributions	(1.24)	(1.36) C	(2.66)	(7.50)	(3.68)	(.77)
Net asset value, end of period	$11.11	$11.16	$12.21	$12.93	$18.82	$22.41
Total Return D,E	11.16%	2.99%	20.21%	13.61%	.18%	53.18%
Ratios to Average Net Assets B,F,G
Expenses before reductions	-% H,I	-% I	-% I	.01%	.01%	.01%
Expenses net of fee waivers, if any I	- % H	-%	-%	-%	-%	-%
Expenses net of all reductions, if any I	-% H	-%	-%	-%	-%	-%
Net investment income (loss)	1.85% H	2.43%	2.03%	2.29%	1.99%	2.08%
Supplemental Data
Net assets, end of period (000 omitted)	$2,951,863	$2,806,408	$3,035,945	$2,771,751	$7,621,850	$13,891,352
Portfolio turnover rate J	28 % H	34%	21%	35%	18%	10%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount represents less than .005%.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended January 31, 2026

1. Organization.
Fidelity Series Intrinsic Opportunities Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$805,965,492
Gross unrealized depreciation	(123,293,587)
Net unrealized appreciation (depreciation)	$682,671,905
Tax cost	$2,293,963,155

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Intrinsic Opportunities Fund	391,704,143	518,500,981
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Series Intrinsic Opportunities Fund	9,573

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Series Intrinsic Opportunities Fund	28,204,373	45,356,561	21,231,953
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Series Intrinsic Opportunities Fund	8,369	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Series Intrinsic Opportunities Fund	16,999,586
8. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .003% of average net assets. This reimbursement will remain in place through November 30, 2028. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $1,585.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,125.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.951015.113
O2T-SANN-0426
Fidelity® Low-Priced Stock K6 Fund

Semi-Annual Report
January 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Low-Priced Stock K6 Fund
Schedule of Investments January 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.2%
	Shares	Value ($)
AUSTRALIA - 0.2%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Amotiv Ltd	333,371	1,947,679
Consumer Staples - 0.0%
Food Products - 0.0%
Inghams Group Ltd	1,016,796	1,770,115
Financials - 0.2%
Insurance - 0.2%
AUB Group Ltd	119,493	2,513,742
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Servcorp Ltd	207,446	1,113,748
TOTAL AUSTRALIA		7,345,284
AUSTRIA - 0.4%
Materials - 0.4%
Construction Materials - 0.3%
Wienerberger AG	363,297	12,014,691
Containers & Packaging - 0.1%
Mayr Melnhof Karton AG	40,505	4,590,005
TOTAL AUSTRIA		16,604,696
BELGIUM - 0.1%
Information Technology - 0.1%
IT Services - 0.0%
Econocom Group SA/NV	599,487	1,243,553
Semiconductors & Semiconductor Equipment - 0.1%
Melexis NV	15,547	1,174,825
X-Fab Silicon Foundries SE (b)(c)(d)	343,926	2,089,323
		3,264,148
TOTAL BELGIUM		4,507,701
BRAZIL - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Hypera SA	1,309,500	6,272,860
CANADA - 2.6%
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.1%
Mty Food Group Inc	175,644	5,470,614
Specialty Retail - 0.1%
Bmtc Group Inc	357,849	3,395,446
Leon's Furniture Ltd	28,935	584,799
		3,980,245
Textiles, Apparel & Luxury Goods - 0.1%
Gildan Activewear Inc (a)	70,653	4,590,512
TOTAL CONSUMER DISCRETIONARY		14,041,371
Consumer Staples - 1.1%
Consumer Staples Distribution & Retail - 1.1%
Alimentation Couche-Tard Inc	531,469	27,649,737
Metro Inc/CN	225,335	14,958,345
North West Co Inc/The	11,727	418,646
TOTAL CONSUMER STAPLES		43,026,728
Energy - 0.8%
Energy Equipment & Services - 0.0%
PHX Energy Services Corp (a)	219,626	1,350,031
Oil, Gas & Consumable Fuels - 0.8%
Cenovus Energy Inc (a)	1,671,205	32,978,576
TOTAL ENERGY		34,328,607
Industrials - 0.1%
Trading Companies & Distributors - 0.1%
Goodfellow Inc	130,063	1,169,149
Richelieu Hardware Ltd	93,032	2,782,112
TOTAL INDUSTRIALS		3,951,261
Materials - 0.2%
Paper & Forest Products - 0.2%
Stella-Jones Inc	135,010	9,052,556
Western Forest Prods Inc (b)	61,413	681,490
TOTAL MATERIALS		9,734,046
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Real Matters Inc (b)	656,056	2,996,855
TOTAL CANADA		108,078,868
CHINA - 2.5%
Communication Services - 0.1%
Entertainment - 0.1%
Netease Inc	133,759	3,468,382
Consumer Discretionary - 0.5%
Broadline Retail - 0.1%
Vipshop Holdings Ltd Class A ADR	183,201	3,134,569
Household Durables - 0.2%
Chervon Holdings Ltd (a)	2,098,041	6,483,111
Gree Electric Appliances Inc of Zhuhai A Shares (China)	622,246	3,464,008
		9,947,119
Textiles, Apparel & Luxury Goods - 0.2%
Best Pacific International Holdings Ltd (c)	5,453,396	2,247,787
Shenzhou International Group Holdings Ltd	777,943	6,203,946
		8,451,733
TOTAL CONSUMER DISCRETIONARY		21,533,421
Consumer Staples - 0.0%
Food Products - 0.0%
Sunjuice Holdings Co Ltd	37,000	184,033
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
China Petroleum & Chemical Corp H Shares	9,220,405	6,349,865
Financials - 0.0%
Financial Services - 0.0%
Far East Horizon Ltd	2,179,698	2,179,112
Health Care - 0.6%
Health Care Providers & Services - 0.5%
Sinopharm Group Co Ltd H Shares	7,470,578	19,967,188
Pharmaceuticals - 0.1%
China Medical System Holdings Ltd	2,763,393	4,962,866
Consun Pharmaceutical Group Ltd	627,257	1,450,894
		6,413,760
TOTAL HEALTH CARE		26,380,948
Industrials - 0.2%
Construction & Engineering - 0.0%
Sinopec Engineering Group Co Ltd H Shares	496,573	472,921
Machinery - 0.1%
Haitian International Holdings Ltd	1,185,996	3,670,893
Precision Tsugami China Corp Ltd (c)	215,395	1,158,023
TK Group Holdings Ltd	1,034,406	329,703
		5,158,619
Trading Companies & Distributors - 0.0%
Horizon Construction Development Ltd	104,016	13,314
Transportation Infrastructure - 0.1%
Qingdao Port International Co Ltd H Shares (c)(d)	3,032,188	2,914,931
TOTAL INDUSTRIALS		8,559,785
Information Technology - 0.9%
Electronic Equipment, Instruments & Components - 0.9%
Kingboard Holdings Ltd	5,597,855	22,672,026
VSTECS Holdings Ltd	13,620,371	13,529,535
TOTAL INFORMATION TECHNOLOGY		36,201,561
TOTAL CHINA		104,857,107
FRANCE - 2.5%
Communication Services - 0.1%
Media - 0.1%
IPSOS SA	82,813	3,518,140
Consumer Discretionary - 0.2%
Automobile Components - 0.2%
Cie Generale des Etablissements Michelin SCA Series B	183,930	6,830,358
Household Durables - 0.0%
SEB SA	36,505	2,061,440
Specialty Retail - 0.0%
Maisons du Monde SA (b)(c)(d)	133,935	254,016
Mr Bricolage SA (b)	87,462	584,716
		838,732
TOTAL CONSUMER DISCRETIONARY		9,730,530
Energy - 1.4%
Energy Equipment & Services - 0.0%
Vallourec SACA	55,504	1,175,039
Oil, Gas & Consumable Fuels - 1.4%
TotalEnergies SE (United States) (a)	752,499	54,480,929
TOTAL ENERGY		55,655,968
Financials - 0.1%
Capital Markets - 0.1%
Antin Infrastructure Partners SA	309,898	3,820,311
Industrials - 0.2%
Commercial Services & Supplies - 0.0%
Societe BIC SA	6,319	407,468
Ground Transportation - 0.2%
Stef SA	52,250	7,754,204
Professional Services - 0.0%
Synergie SA	20,843	758,482
Trading Companies & Distributors - 0.0%
Thermador Groupe	10,002	933,057
TOTAL INDUSTRIALS		9,853,211
Information Technology - 0.5%
IT Services - 0.5%
Alten SA	23,619	2,312,534
Neurones	11,238	536,835
Sopra Steria Group	103,730	18,959,870
		21,809,239
Software - 0.0%
Linedata Services	8,056	405,840
TOTAL INFORMATION TECHNOLOGY		22,215,079
Materials - 0.0%
Containers & Packaging - 0.0%
Groupe Guillin	64,586	1,887,130
TOTAL FRANCE		106,680,369
GERMANY - 0.3%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Mercedes-Benz Group AG	76,741	5,244,806
Financials - 0.0%
Capital Markets - 0.0%
DWS Group GmbH & Co KGaA (c)(d)	24,128	1,767,488
Insurance - 0.0%
Talanx AG	3,652	461,027
TOTAL FINANCIALS		2,228,515
Industrials - 0.1%
Commercial Services & Supplies - 0.0%
Takkt AG	295,025	1,265,943
Machinery - 0.0%
JOST Werke SE (c)(d)	10,349	769,153
Stabilus SE	34,803	800,322
		1,569,475
Trading Companies & Distributors - 0.1%
Brenntag SE	28,655	1,745,863
TOTAL INDUSTRIALS		4,581,281
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
BRANICKS Group AG (b)	98,198	226,745
Instone Real Estate Group SE (c)(d)	237,565	2,418,924
TOTAL REAL ESTATE		2,645,669
TOTAL GERMANY		14,700,271
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
Patria Investments Ltd Class A	202,662	2,960,892
GREECE - 1.0%
Consumer Discretionary - 0.2%
Distributors - 0.0%
Autohellas Tourist and Trading SA	29,266	450,282
Specialty Retail - 0.2%
JUMBO SA	311,383	9,242,210
TOTAL CONSUMER DISCRETIONARY		9,692,492
Consumer Staples - 0.2%
Personal Care Products - 0.2%
Sarantis SA	491,712	7,903,457
Financials - 0.5%
Banks - 0.5%
Eurobank SA	2,212,260	10,843,221
National Bank of Greece SA	529,405	9,359,613
TOTAL FINANCIALS		20,202,834
Industrials - 0.1%
Industrial Conglomerates - 0.1%
Metlen Energy & Metals PLC	81,654	4,452,274
TOTAL GREECE		42,251,057
HONG KONG - 0.2%
Communication Services - 0.0%
Media - 0.0%
Pico Far East Holdings Ltd	2,894,235	1,041,052
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
Cross-Harbour Holdings Ltd/The	124,570	129,480
Specialty Retail - 0.0%
Goldlion Holdings Ltd	3,326,715	408,808
Textiles, Apparel & Luxury Goods - 0.0%
Sun Hing Vision Group Holdings Ltd (b)	1,655,879	76,307
Victory City International Holdings Ltd (b)(e)	4,590,144	5
		76,312
TOTAL CONSUMER DISCRETIONARY		614,600
Consumer Staples - 0.0%
Food Products - 0.0%
Pacific Andes International Holdings Ltd (b)(e)	3,104,000	4
Pacific Andes Resources Development Ltd (b)(e)	1,379,862	11
TOTAL CONSUMER STAPLES		15
Financials - 0.1%
Consumer Finance - 0.1%
Aeon Credit Service Asia Co Ltd	2,219,548	2,116,669
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
ASMPT Ltd	294,916	3,922,348
Materials - 0.0%
Chemicals - 0.0%
EcoGreen International Group Ltd (b)(e)	6,170,931	8
TOTAL HONG KONG		7,694,692
INDIA - 0.5%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Oil & Natural Gas Corp Ltd	1,013,869	2,973,916
Oil India Ltd	430,100	2,392,441
Petronet LNG Ltd	925,700	2,925,181
TOTAL ENERGY		8,291,538
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.3%
Redington Ltd	4,032,422	11,937,542
TOTAL INDIA		20,229,080
INDONESIA - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Selamat Sempurna Tbk PT	10,711,206	1,115,029
IRELAND - 0.5%
Financials - 0.4%
Banks - 0.4%
AIB Group PLC	804,622	9,013,020
Bank of Ireland Group PLC	356,890	7,253,013
TOTAL FINANCIALS		16,266,033
Industrials - 0.1%
Machinery - 0.0%
Mincon Group Plc	236,568	143,012
Marine Transportation - 0.1%
Irish Continental Group PLC unit	801,408	6,060,674
TOTAL INDUSTRIALS		6,203,686
TOTAL IRELAND		22,469,719
ISLE OF MAN - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Strix Group PLC (b)	1,109,585	714,360
ISRAEL - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Max Stock Ltd	216,153	1,953,965
ITALY - 0.9%
Consumer Discretionary - 0.2%
Automobile Components - 0.2%
Brembo NV	322,633	3,877,871
Pirelli & C SpA (c)(d)	337,922	2,541,927
TOTAL CONSUMER DISCRETIONARY		6,419,798
Consumer Staples - 0.4%
Beverages - 0.4%
Coca-Cola HBC AG	284,543	15,379,500
Consumer Staples Distribution & Retail - 0.0%
MARR SpA	42,930	455,948
MARR SpA	9,186	97,562
		553,510
TOTAL CONSUMER STAPLES		15,933,010
Financials - 0.1%
Capital Markets - 0.1%
Banca Generali SpA	59,214	3,983,244
Health Care - 0.1%
Pharmaceuticals - 0.1%
Recordati Industria Chimica e Farmaceutica SpA	71,530	3,929,080
Industrials - 0.0%
Machinery - 0.0%
Interpump Group SpA	60,658	3,514,519
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Sesa SpA	49,336	5,231,074
TOTAL ITALY		39,010,725
JAPAN - 8.4%
Communication Services - 0.0%
Media - 0.0%
RKB Mainichi Holdings Corp	5,550	204,413
Consumer Discretionary - 0.5%
Automobile Components - 0.0%
Daikyonishikawa Corp	78,464	415,237
Automobiles - 0.1%
Isuzu Motors Ltd	222,003	3,564,729
Distributors - 0.3%
Arata Corp	202,102	4,022,190
Central Automotive Products Ltd	112,352	1,517,289
PALTAC Corp	100,206	3,129,981
		8,669,460
Diversified Consumer Services - 0.0%
Aucnet Inc	66,427	880,772
Gakkyusha Co Ltd	30,094	467,472
JP-Holdings Inc	137,432	620,735
		1,968,979
Household Durables - 0.0%
FJ Next Holdings Co Ltd	211,046	1,997,818
Leisure Products - 0.0%
Roland Corp	50,630	1,244,812
Specialty Retail - 0.1%
ARCLANDS CORP	194,320	2,403,260
Hamee Corp (a)	98,179	303,241
Syuppin Co Ltd	47,125	352,615
		3,059,116
TOTAL CONSUMER DISCRETIONARY		20,920,151
Consumer Staples - 1.1%
Consumer Staples Distribution & Retail - 1.0%
Belc Co Ltd	162,233	8,029,884
Blue Zones Holdings Co Ltd	121,812	6,988,684
Cosmos Pharmaceutical Corp	62,027	2,783,520
Create SD Holdings Co Ltd	284,571	5,966,871
G-7 Holdings Inc	249,886	2,357,415
Genky DrugStores Co Ltd	317,190	8,638,898
Halows Co Ltd	193,641	5,686,859
Kato Sangyo Co Ltd	58,447	2,458,581
YAKUODO Holdings Co Ltd	21,320	276,487
		43,187,199
Food Products - 0.1%
Pickles Holdings Co Ltd	49,131	396,832
S Foods Inc	149,727	2,936,298
		3,333,130
Household Products - 0.0%
Transaction Co Ltd	142,097	1,095,384
TOTAL CONSUMER STAPLES		47,615,713
Financials - 0.3%
Financial Services - 0.3%
Fuyo General Lease Co Ltd	45,073	1,264,875
Zenkoku Hosho Co Ltd	526,063	10,445,797
TOTAL FINANCIALS		11,710,672
Health Care - 0.4%
Health Care Equipment & Supplies - 0.1%
Fukuda Denshi Co Ltd	78,563	4,304,822
Nakanishi Inc	62,067	867,077
Techno Medica Co Ltd	3,665	52,716
		5,224,615
Health Care Providers & Services - 0.3%
Ship Healthcare Holdings Inc	382,594	6,295,397
WIN-Partners Co Ltd	373,875	3,198,569
		9,493,966
Health Care Technology - 0.0%
Software Service Inc	7,030	581,442
TOTAL HEALTH CARE		15,300,023
Industrials - 3.1%
Air Freight & Logistics - 0.3%
AIT Corp	22,387	323,885
AZ-COM MARUWA Holdings Inc	689,396	4,418,977
Hamakyorex Co Ltd	681,298	8,060,589
Senko Group Holdings Co Ltd	78,451	975,061
		13,778,512
Building Products - 0.2%
Kondotec Inc	219,520	2,114,915
Nihon Dengi Co Ltd	84,595	5,783,246
Nihon Flush Co Ltd	153,954	816,724
		8,714,885
Commercial Services & Supplies - 0.1%
CTS Co Ltd	64,435	424,265
Green Cross Holdings Co Ltd	20,356	176,780
Prestige International Inc	373,555	1,670,329
		2,271,374
Construction & Engineering - 0.1%
Dai-Dan Co Ltd	93,942	1,625,592
Daiichi Kensetsu Corp	19,933	485,574
Raiznext Corp	244,744	3,985,235
		6,096,401
Electrical Equipment - 0.1%
Aichi Electric Co Ltd	58,030	2,868,503
Ground Transportation - 0.2%
Sakai Moving Service Co Ltd	352,056	6,633,467
Machinery - 0.4%
Anest Iwata Corp	97,985	1,046,583
Daiwa Industries Ltd	115,900	1,163,044
Estic Corp	58,848	395,083
Hosokawa Micron Corp	17,187	680,772
Nadex Co Ltd	90,688	573,685
Shinwa Co Ltd/Nagoya	40,446	816,708
Takeuchi Manufacturing Co Ltd	83,216	3,435,967
Teikoku Electric Manufacturing Co Ltd	96,839	1,905,368
Tocalo Co Ltd	330,721	5,515,579
Trinity Industrial Corp	61,054	517,200
Yamada Corp	8,618	375,325
		16,425,314
Professional Services - 0.3%
Altech Corp	122,331	2,075,738
Artner Co Ltd (a)	38,752	518,580
Careerlink Co Ltd	25,811	439,968
Creek & River Co Ltd	1,911	18,769
Gakujo Co Ltd	43,233	495,297
Ifis Japan Ltd	24,591	109,004
Persol Holdings Co Ltd	3,079,483	5,380,539
Quick Co Ltd	420,894	2,363,381
WDB Holdings Co Ltd	111,464	1,154,541
Will Group Inc	143,406	1,102,695
		13,658,512
Trading Companies & Distributors - 1.4%
Chori Co Ltd	160,757	4,092,676
Inaba Denki Sangyo Co Ltd	130,496	2,169,593
ITOCHU Corp	1,602,550	20,516,765
Mitani Corp	470,918	7,242,083
Parker Corp	230,327	2,198,197
Sanyo Trading Co Ltd	48,089	493,133
Senshu Electric Co Ltd	173,999	6,487,298
Totech Corp	348,531	9,053,338
Yamazen Corp	20,327	187,167
Yuasa Trading Co Ltd	70,940	2,594,471
		55,034,721
Transportation Infrastructure - 0.0%
Daito Koun Co Ltd	3,056	46,188
TOTAL INDUSTRIALS		125,527,877
Information Technology - 1.8%
Electronic Equipment, Instruments & Components - 0.4%
Daiwabo Holdings Co Ltd	251,519	4,934,168
Dexerials Corp	270,376	4,696,988
Maruwa Co Ltd/Aichi	11,819	3,638,260
Nippo Ltd	86,985	1,658,088
Riken Keiki Co Ltd	39,546	840,697
		15,768,201
IT Services - 0.3%
Argo Graphics Inc	493,208	4,585,981
Asahi Intelligence Service Co Ltd	53,792	444,907
Avant Group Corp	35,970	380,479
Densan System Holdings Co Ltd	22,461	470,961
DTS Corp	417,039	3,389,991
Future Corp	59,883	733,640
Information Planning Co	19,673	821,191
TDC Soft Inc	164,897	1,303,108
TIS Inc	85,133	2,474,336
		14,604,594
Semiconductors & Semiconductor Equipment - 0.7%
Japan Material Co Ltd	51,039	588,353
Renesas Electronics Corp	1,055,891	17,554,671
SUMCO Corp	981,869	10,239,962
		28,382,986
Software - 0.3%
Cresco Ltd	165,781	1,793,211
Focus Systems Corp	62,732	743,818
Fukui Computer Holdings Inc	31,328	640,690
KSK Co Ltd/Inagi	87,081	2,464,557
NE Inc	98,179	459,937
NSW Inc/Japan	27,449	437,913
Pro-Ship Inc	206,296	2,146,140
System Research Co Ltd	35,724	453,359
WingArc1st Inc	116,221	2,448,181
		11,587,806
Technology Hardware, Storage & Peripherals - 0.1%
Elecom Co Ltd	86,291	917,775
MCJ Co Ltd	365,506	3,715,049
		4,632,824
TOTAL INFORMATION TECHNOLOGY		74,976,411
Materials - 0.9%
Chemicals - 0.5%
C Uyemura & Co Ltd	129,440	14,937,958
JCU Corp	72,196	2,635,742
Kansai Paint Co Ltd	270,758	4,315,227
Muto Seiko Co	1,189	17,156
		21,906,083
Construction Materials - 0.2%
Mitani Sekisan Co Ltd	159,605	7,889,495
Vertex Corp/Japan	9,353	80,017
		7,969,512
Containers & Packaging - 0.2%
Kohsoku Corp	227,872	4,424,628
Pack Corp/The	668,633	5,594,984
		10,019,612
TOTAL MATERIALS		39,895,207
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Arealink Co Ltd	140,503	1,007,743
Starts Corp Inc	53,910	1,705,153
TOTAL REAL ESTATE		2,712,896
Utilities - 0.2%
Electric Utilities - 0.2%
Kansai Electric Power Co Inc/The	605,587	9,657,461
TOTAL JAPAN		348,520,824
KOREA (SOUTH) - 2.5%
Consumer Discretionary - 0.7%
Automobile Components - 0.1%
Snt Holdings Co Ltd	156,602	5,861,524
Household Durables - 0.0%
Cuckoo Holdings Co Ltd	96,050	1,797,548
Textiles, Apparel & Luxury Goods - 0.6%
Youngone Corp	48,504	3,039,169
Youngone Holdings Co Ltd	136,145	19,426,093
		22,465,262
TOTAL CONSUMER DISCRETIONARY		30,124,334
Consumer Staples - 0.2%
Food Products - 0.0%
Otoki Corp	13,533	3,600,765
Tobacco - 0.2%
KT&G Corp	61,630	6,537,989
TOTAL CONSUMER STAPLES		10,138,754
Financials - 0.0%
Capital Markets - 0.0%
Korea Ratings Corp	16,800	1,122,139
Financial Services - 0.0%
Nice Information & Telecom Inc	46,280	776,793
TOTAL FINANCIALS		1,898,932
Health Care - 0.2%
Health Care Equipment & Supplies - 0.1%
InBody Co Ltd	84,200	1,894,998
Interojo Co Ltd	15,800	191,138
Value Added Technology Co Ltd	91,887	1,307,939
Vieworks Co Ltd	41,000	798,391
		4,192,466
Pharmaceuticals - 0.1%
Daewon Pharmaceutical Co Ltd (b)	52,430	418,145
Daihan Pharmaceutical Co Ltd	50,300	1,007,227
Huons Co Ltd	83,366	1,580,284
Korea United Pharm Inc	6,200	81,542
Kwang Dong Pharmaceutical Co Ltd	464,252	1,929,677
		5,016,875
TOTAL HEALTH CARE		9,209,341
Industrials - 0.2%
Commercial Services & Supplies - 0.2%
Fursys Inc	36,364	1,059,039
S-1 Corp	124,870	6,851,483
		7,910,522
Electrical Equipment - 0.0%
Vitzrocell Co Ltd	54,700	791,808
Machinery - 0.0%
Hy-Lok Corp (b)	10,000	231,952
Professional Services - 0.0%
e-Credible Co Ltd (b)	38,775	419,361
TOTAL INDUSTRIALS		9,353,643
Information Technology - 1.1%
Electronic Equipment, Instruments & Components - 0.1%
MAKUS Inc	60,800	1,001,647
SAMT Co Ltd	15,500	49,148
		1,050,795
Technology Hardware, Storage & Peripherals - 1.0%
Samsung Electronics Co Ltd	356,780	39,471,984
TOTAL INFORMATION TECHNOLOGY		40,522,779
Materials - 0.1%
Chemicals - 0.1%
Miwon Commercial Co Ltd	5,490	526,018
Soulbrain Co Ltd	16,400	5,522,323
TOTAL MATERIALS		6,048,341
TOTAL KOREA (SOUTH)		107,296,124
MALAYSIA - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Scientex BHD	1,830,100	1,792,031
MEXICO - 0.2%
Consumer Staples - 0.1%
Beverages - 0.1%
Coca-Cola Femsa SAB de CV ADR	26,890	2,804,359
Consumer Staples Distribution & Retail - 0.0%
Corporativo Fragua SAB de CV	44,526	1,350,379
Food Products - 0.0%
Gruma SAB de CV Series B	59,941	1,079,356
TOTAL CONSUMER STAPLES		5,234,094
Financials - 0.0%
Insurance - 0.0%
Qualitas Controladora SAB de CV	130,373	1,215,999
Health Care - 0.1%
Health Care Providers & Services - 0.0%
Medica Sur SAB de CV	159,071	530,206
Pharmaceuticals - 0.1%
Genomma Lab Internacional SAB de CV	2,473,428	2,369,260
TOTAL HEALTH CARE		2,899,466
TOTAL MEXICO		9,349,559
NETHERLANDS - 1.2%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Acomo NV	18,613	548,264
Financials - 0.4%
Capital Markets - 0.3%
Van Lanschot Kempen NV depository receipt	175,571	10,634,579
Insurance - 0.1%
ASR Nederland NV	99,393	7,207,952
TOTAL FINANCIALS		17,842,531
Industrials - 0.8%
Machinery - 0.6%
Aalberts NV	628,205	24,171,105
Trading Companies & Distributors - 0.2%
IMCD NV	94,401	8,815,342
TOTAL INDUSTRIALS		32,986,447
TOTAL NETHERLANDS		51,377,242
NEW ZEALAND - 0.0%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Hallenstein Glasson Holdings Ltd	104,132	620,708
NORWAY - 0.6%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Europris ASA (c)(d)	455,456	4,185,438
Specialty Retail - 0.0%
Kid ASA (c)(d)	30,567	396,112
TOTAL CONSUMER DISCRETIONARY		4,581,550
Financials - 0.5%
Banks - 0.5%
SpareBank 1 Nord Norge	410,796	6,263,567
Sparebank 1 Oestlandet	350,128	7,121,445
SpareBank 1 Sor-Norge ASA	206,673	4,176,166
		17,561,178
Capital Markets - 0.0%
ABG Sundal Collier Holding ASA	898,646	754,898
TOTAL FINANCIALS		18,316,076
Industrials - 0.0%
Construction & Engineering - 0.0%
Multiconsult ASA (a)(c)(d)	33,739	595,569
Norconsult Norge AS	181,172	854,079
TOTAL INDUSTRIALS		1,449,648
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Selvaag Bolig ASA	68,247	245,195
TOTAL NORWAY		24,592,469
PERU - 0.1%
Financials - 0.1%
Banks - 0.1%
Intercorp Financial Services Inc (United States) (c)	74,329	3,640,634
PHILIPPINES - 0.1%
Consumer Staples - 0.1%
Food Products - 0.1%
Century Pacific Food Inc	2,993,935	1,933,374
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Robinsons Land Corp	5,649,982	1,735,579
TOTAL PHILIPPINES		3,668,953
POLAND - 0.0%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Eurocash SA (a)(b)	385,290	738,482
PORTUGAL - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Ibersol SGPS SA	221,182	2,792,197
Materials - 0.0%
Containers & Packaging - 0.0%
Corticeira Amorim SGPS SA	277,277	2,198,804
TOTAL PORTUGAL		4,991,001
PUERTO RICO - 0.5%
Financials - 0.5%
Banks - 0.2%
First BanCorp/Puerto Rico	339,295	7,505,205
Financial Services - 0.3%
EVERTEC Inc	416,048	12,485,601
TOTAL PUERTO RICO		19,990,806
SINGAPORE - 0.1%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Hour Glass Ltd/The	292,481	515,020
Consumer Staples - 0.0%
Food Products - 0.0%
Delfi Ltd	1,179,551	825,250
Industrials - 0.1%
Construction & Engineering - 0.1%
Boustead Singapore Ltd	950,574	1,457,134
Professional Services - 0.0%
HRnetgroup Ltd (c)	723,098	423,480
Trading Companies & Distributors - 0.0%
KS Energy Ltd (b)(e)	921,857	7
TOTAL INDUSTRIALS		1,880,621
Real Estate - 0.0%
Industrial REITs - 0.0%
Mapletree Industrial Trust	784,816	1,301,754
TOTAL SINGAPORE		4,522,645
SPAIN - 0.8%
Consumer Discretionary - 0.3%
Automobile Components - 0.3%
CIE Automotive SA	387,021	13,212,154
Financials - 0.2%
Banks - 0.2%
Bankinter SA	394,923	6,750,319
Health Care - 0.1%
Health Care Equipment & Supplies - 0.0%
Prim SA	143,308	2,174,338
Pharmaceuticals - 0.1%
Faes Farma SA	516,009	3,198,936
TOTAL HEALTH CARE		5,373,274
Industrials - 0.2%
Air Freight & Logistics - 0.2%
Logista Integral SA	184,354	6,734,910
Materials - 0.0%
Paper & Forest Products - 0.0%
Miquel y Costas & Miquel SA	74,737	1,240,253
TOTAL SPAIN		33,310,910
SWEDEN - 1.4%
Consumer Discretionary - 0.6%
Automobile Components - 0.2%
Autoliv Inc	56,297	6,825,449
Automobiles - 0.0%
Kabe Group AB B Shares	23,891	557,881
Broadline Retail - 0.1%
Rusta AB	542,138	4,978,601
Hotels, Restaurants & Leisure - 0.1%
Betsson AB B Shares	526,419	6,181,694
Household Durables - 0.1%
JM AB	264,498	4,056,180
Specialty Retail - 0.1%
BHG Group AB (b)	818,076	2,821,363
TOTAL CONSUMER DISCRETIONARY		25,421,168
Consumer Staples - 0.0%
Beverages - 0.0%
Viva Wine Group AB	460,708	1,758,526
Industrials - 0.5%
Building Products - 0.0%
Inwido AB	2,566	44,305
Electrical Equipment - 0.3%
AQ Group AB	432,443	9,510,591
Machinery - 0.2%
Beijer Alma AB B Shares	276,241	8,202,722
Trading Companies & Distributors - 0.0%
Alligo AB B Shares	101,831	1,449,584
TOTAL INDUSTRIALS		19,207,202
Information Technology - 0.0%
IT Services - 0.0%
KNOW IT AB	58,905	771,072
Proact IT Group AB	98,624	1,127,131
TOTAL INFORMATION TECHNOLOGY		1,898,203
Materials - 0.3%
Chemicals - 0.0%
KB Components AB	240,701	1,080,891
Metals & Mining - 0.3%
Alleima AB	1,021,387	8,926,745
Boliden AB (b)	23,508	1,653,675
		10,580,420
TOTAL MATERIALS		11,661,311
TOTAL SWEDEN		59,946,410
SWITZERLAND - 0.3%
Consumer Discretionary - 0.2%
Automobile Components - 0.2%
Garrett Motion Inc	423,469	7,639,381
Financials - 0.1%
Capital Markets - 0.1%
Vontobel Holding AG	42,804	3,687,661
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Bossard Holding AG Series A	9,970	1,960,339
TOTAL SWITZERLAND		13,287,381
TAIWAN - 1.5%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Formosa Optical Technology Co Ltd	161,000	500,877
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Hi-Clearance Inc	273,882	1,184,378
Pharmaceuticals - 0.0%
Syngen Biotech Co Ltd	55,000	234,358
TOTAL HEALTH CARE		1,418,736
Industrials - 0.1%
Construction & Engineering - 0.1%
United Integrated Services Co Ltd	60,200	1,731,716
Trading Companies & Distributors - 0.0%
Lumax International Corp Ltd	148,200	561,061
TOTAL INDUSTRIALS		2,292,777
Information Technology - 1.4%
Electronic Equipment, Instruments & Components - 0.7%
FLEXium Interconnect Inc (b)	92,700	175,033
Hon Hai Precision Industry Co Ltd	685,900	4,791,413
Simplo Technology Co Ltd	1,052,000	11,514,842
Thinking Electronic Industrial Co Ltd	724,900	3,835,207
Tripod Technology Corp	586,000	6,952,542
Yageo Corp	111,632	981,400
		28,250,437
IT Services - 0.0%
Dimerco Data System Corp	177,318	623,548
Semiconductors & Semiconductor Equipment - 0.6%
Parade Technologies Ltd	95,000	1,592,111
Powertech Technology Inc	456,000	3,669,381
Taiwan Semiconductor Manufacturing Co Ltd	178,000	9,813,054
Topco Scientific Co Ltd	1,056,031	10,806,210
		25,880,756
Technology Hardware, Storage & Peripherals - 0.1%
TSC Auto ID Technology Co Ltd	480,046	2,950,386
TOTAL INFORMATION TECHNOLOGY		57,705,127
TOTAL TAIWAN		61,917,517
UNITED KINGDOM - 6.0%
Communication Services - 0.0%
Media - 0.0%
4imprint Group PLC	29,201	1,630,253
Consumer Discretionary - 1.8%
Broadline Retail - 0.2%
B&M European Value Retail SA	3,193,878	7,707,100
Distributors - 0.4%
Inchcape PLC	1,410,028	15,753,647
Diversified Consumer Services - 0.0%
ME Group International PLC	2,364,209	4,483,800
Hotels, Restaurants & Leisure - 0.3%
Greggs PLC	247,359	5,439,273
Hollywood Bowl Group PLC	824,977	2,923,740
J D Wetherspoon PLC	245,363	2,251,153
		10,614,166
Household Durables - 0.4%
Barratt Redrow PLC	1,116,476	5,944,940
Vistry Group PLC (b)	1,104,140	10,050,174
		15,995,114
Specialty Retail - 0.3%
Dunelm Group PLC	215,946	2,730,325
JD Sports Fashion PLC	1,942,239	2,173,437
Pets at Home Group Plc	2,328,425	6,518,761
		11,422,523
Textiles, Apparel & Luxury Goods - 0.2%
Coats Group PLC	3,900,222	4,541,675
Dr Martens PLC	5,041,581	4,646,239
		9,187,914
TOTAL CONSUMER DISCRETIONARY		75,164,264
Consumer Staples - 1.0%
Beverages - 0.4%
AG Barr PLC	511,014	4,461,190
Diageo PLC	562,130	12,934,778
		17,395,968
Food Products - 0.0%
Fevara PLC	522,766	972,845
Tobacco - 0.6%
British American Tobacco PLC	120,522	7,281,168
Imperial Brands PLC	347,404	14,631,885
		21,913,053
TOTAL CONSUMER STAPLES		40,281,866
Financials - 0.7%
Capital Markets - 0.3%
Rathbones Group PLC	455,107	13,731,542
Insurance - 0.4%
Aviva PLC	1,272,162	11,067,770
Hiscox Ltd	255,884	5,189,058
		16,256,828
TOTAL FINANCIALS		29,988,370
Industrials - 1.8%
Aerospace & Defense - 0.1%
QinetiQ Group PLC	541,839	3,718,248
Building Products - 0.0%
Norcros PLC	140,933	686,530
Commercial Services & Supplies - 0.3%
Mitie Group PLC	5,356,960	12,285,409
Electrical Equipment - 0.0%
Volex PLC	302,455	1,827,211
Industrial Conglomerates - 0.7%
DCC PLC	375,141	23,797,709
Machinery - 0.1%
Bodycote PLC	279,367	2,849,837
Luxfer Holdings PLC	128,182	1,940,675
		4,790,512
Passenger Airlines - 0.1%
JET2 PLC	313,923	5,313,614
Professional Services - 0.0%
Wilmington PLC	379,061	1,545,691
Trading Companies & Distributors - 0.5%
Bunzl PLC	125,943	3,531,829
RS GROUP PLC	1,817,284	16,660,760
		20,192,589
TOTAL INDUSTRIALS		74,157,513
Information Technology - 0.1%
Software - 0.1%
Pinewood Technologies Group PLC (b)	861,791	5,565,974
Materials - 0.4%
Chemicals - 0.0%
Essentra PLC	1,316,953	1,820,073
Construction Materials - 0.3%
SigmaRoc PLC (b)	5,532,744	10,826,145
Metals & Mining - 0.1%
Hill & Smith PLC	88,788	2,709,295
TOTAL MATERIALS		15,355,513
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
LSL Property Services PLC	204,288	740,774
Savills PLC	481,582	7,103,726
TOTAL REAL ESTATE		7,844,500
TOTAL UNITED KINGDOM		249,988,253
UNITED STATES - 62.5%
Communication Services - 0.2%
Interactive Media & Services - 0.2%
Cars.com Inc (a)(b)	674,044	7,657,140
Media - 0.0%
Thryv Holdings Inc (b)	150,078	721,875
TOTAL COMMUNICATION SERVICES		8,379,015
Consumer Discretionary - 8.1%
Automobile Components - 1.3%
Aptiv PLC (b)	202,125	15,310,969
LCI Industries	81,721	11,987,653
Lear Corp	86,264	10,100,652
Patrick Industries Inc	123,010	15,520,172
		52,919,446
Automobiles - 0.8%
General Motors Co	309,095	25,963,980
Harley-Davidson Inc (a)	446,658	8,843,828
		34,807,808
Diversified Consumer Services - 0.4%
Carriage Services Inc	66,974	2,873,854
Grand Canyon Education Inc (b)	38,700	6,727,608
Laureate Education Inc (b)	251,420	8,623,706
		18,225,168
Hotels, Restaurants & Leisure - 0.3%
Cheesecake Factory Inc/The (a)	221,603	12,844,110
Household Durables - 1.7%
DR Horton Inc	67,334	10,021,993
KB Home	194,179	11,173,060
M/I Homes Inc (b)	80,836	10,807,773
Meritage Homes Corp	237,693	16,522,040
TopBuild Corp (b)	17,819	8,340,183
Tri Pointe Homes Inc (b)	405,972	13,539,166
		70,404,215
Leisure Products - 0.1%
BRP Inc Subordinate Voting Shares	62,828	4,741,918
Specialty Retail - 1.7%
Academy Sports & Outdoors Inc	224,405	12,344,519
Advance Auto Parts Inc (a)	125,933	6,046,043
Bath & Body Works Inc	343,486	7,487,995
Caleres Inc	286,783	3,504,488
Dick's Sporting Goods Inc	46,588	9,410,776
Lithia Motors Inc Class A	10,900	3,525,496
Murphy USA Inc	28,104	11,874,221
Signet Jewelers Ltd	187,549	17,305,147
		71,498,685
Textiles, Apparel & Luxury Goods - 1.8%
Crocs Inc (a)(b)	214,491	18,000,086
Lululemon Athletica Inc (b)	9,428	1,645,186
Oxford Industries Inc (a)	107,924	3,976,999
PVH Corp	51,129	3,188,404
Samsonite Group SA (c)(d)	1,940,545	4,913,401
Steven Madden Ltd	355,264	15,588,984
VF Corp	621,777	12,180,611
Wolverine World Wide Inc	1,025,206	18,166,651
		77,660,322
TOTAL CONSUMER DISCRETIONARY		343,101,672
Consumer Staples - 3.2%
Beverages - 1.4%
Constellation Brands Inc Class A	93,735	14,688,275
Keurig Dr Pepper Inc	338,174	9,279,494
Primo Brands Corp Class A (a)	1,941,290	36,768,033
		60,735,802
Consumer Staples Distribution & Retail - 1.5%
Albertsons Cos Inc Class A	494,505	8,233,508
Dollar Tree Inc (b)	100,383	11,804,037
Grocery Outlet Holding Corp (b)	318,870	3,038,831
Performance Food Group Co (b)	340,398	32,490,989
Target Corp	69,999	7,382,795
		62,950,160
Food Products - 0.3%
Armanino Foods of Distinction Inc	249,336	2,966,849
Ingredion Inc	24,500	2,893,450
Smithfield Foods Inc	200,018	4,780,430
		10,640,729
TOTAL CONSUMER STAPLES		134,326,691
Energy - 5.9%
Energy Equipment & Services - 0.3%
Cactus Inc Class A	234,637	13,193,638
Oil, Gas & Consumable Fuels - 5.6%
Antero Resources Corp (b)	609,118	22,153,622
Chord Energy Corp	289,246	28,994,019
Core Natural Resources Inc	251,475	23,985,686
Diamondback Energy Inc	178,640	29,288,028
Energy Transfer LP	510,497	9,418,670
Gulfport Energy Corp (b)	47,378	9,673,166
Northern Oil & Gas Inc (a)	409,534	10,238,350
Ovintiv Inc	955,282	41,526,109
Range Resources Corp	534,475	20,229,879
Shell PLC	570,679	21,936,622
Sunococorp LLC	279,104	14,965,556
Unit Corp	29,325	964,205
		233,373,912
TOTAL ENERGY		246,567,550
Financials - 17.3%
Banks - 8.4%
ACNB Corp	57,642	2,912,074
Associated Banc-Corp	484,665	13,211,968
Bar Harbor Bankshares	95,373	3,234,098
Cadence Bank	512,947	21,600,198
Camden National Corp	55,169	2,624,389
Citigroup Inc	235,647	27,266,714
East West Bancorp Inc	127,149	14,550,932
FNB Corp/PA	1,168,144	20,500,927
Hancock Whitney Corp	269,423	18,536,302
KeyCorp	1,046,803	22,527,201
Old National Bancorp/IN	635,465	15,524,410
Pinnacle Financial Partners Inc	263,991	25,102,904
Plumas Bancorp	37,660	1,887,143
QCR Holdings Inc	96,540	8,713,700
United Community Bank/SC	532,906	18,347,954
US Bancorp	499,145	28,007,026
Washington Trust Bancorp Inc	103,882	3,570,424
Webster Financial Corp	238,919	15,713,703
Wells Fargo & Co	695,842	62,966,743
West BanCorp Inc	108,005	2,562,959
Wintrust Financial Corp	142,497	21,016,883
		350,378,652
Capital Markets - 3.7%
Ameriprise Financial Inc	17,000	8,962,230
Bank of New York Mellon Corp/The	91,546	10,978,196
Federated Hermes Inc Class B	383,158	20,414,658
Lazard Inc	506,227	27,194,514
LPL Financial Holdings Inc	22,571	8,227,130
Raymond James Financial Inc	126,450	20,972,997
SEI Investments Co	36,393	3,197,125
State Street Corp	228,451	29,895,098
Stifel Financial Corp	223,790	27,593,307
		157,435,255
Consumer Finance - 0.7%
Capital One Financial Corp	82,236	18,003,928
OneMain Holdings Inc	170,841	11,196,919
		29,200,847
Financial Services - 1.0%
Corpay Inc (b)	72,162	22,704,330
Essent Group Ltd	285,755	17,979,705
		40,684,035
Insurance - 3.5%
American Financial Group Inc/OH	113,739	14,816,780
First American Financial Corp	203,197	12,837,986
Hartford Insurance Group Inc/The	79,994	10,803,990
Primerica Inc	72,824	19,155,625
Reinsurance Group of America Inc	82,685	16,764,384
Selective Insurance Group Inc	185,839	15,625,343
Stewart Information Services Corp	156,113	10,526,699
Travelers Companies Inc/The	64,648	18,393,002
Unum Group	353,945	26,889,202
		145,813,011
TOTAL FINANCIALS		723,511,800
Health Care - 7.7%
Biotechnology - 1.3%
Biogen Inc (b)	72,145	12,978,164
Gilead Sciences Inc	281,331	39,934,936
		52,913,100
Health Care Providers & Services - 4.6%
Cigna Group/The	70,544	19,336,816
CVS Health Corp	315,062	23,478,420
Elevance Health Inc	34,101	11,790,080
Henry Schein Inc (b)	294,869	22,256,712
Labcorp Holdings Inc	98,936	26,863,103
Molina Healthcare Inc (b)	88,873	15,960,702
Quest Diagnostics Inc	47,718	8,924,697
Tenet Healthcare Corp (b)	56,618	10,716,655
UnitedHealth Group Inc	86,091	24,702,091
Universal Health Services Inc Class B	146,354	29,455,206
		193,484,482
Life Sciences Tools & Services - 0.5%
Avantor Inc (a)(b)	535,638	5,849,166
ICON PLC (b)	107,104	19,305,496
		25,154,662
Pharmaceuticals - 1.3%
Elanco Animal Health Inc (b)	1,397,853	33,660,300
GSK PLC	811,710	20,992,168
		54,652,468
TOTAL HEALTH CARE		326,204,712
Industrials - 9.3%
Aerospace & Defense - 1.0%
Cadre Holdings Inc	134,106	5,365,581
Huntington Ingalls Industries Inc	54,354	22,856,401
Textron Inc	89,500	7,881,370
V2X Inc (b)	116,459	8,015,873
		44,119,225
Air Freight & Logistics - 0.4%
FedEx Corp	44,712	14,408,442
Radiant Logistics Inc (b)	241,318	1,624,070
		16,032,512
Building Products - 0.9%
Builders FirstSource Inc (b)	79,640	9,110,816
Gibraltar Industries Inc (b)	201,851	10,346,882
Hayward Holdings Inc (b)	740,343	11,949,136
Janus International Group Inc (b)	1,106,932	7,593,554
		39,000,388
Commercial Services & Supplies - 0.3%
Brady Corp Class A	146,437	12,662,407
HNI Corp	27,973	1,336,829
		13,999,236
Construction & Engineering - 0.6%
Bowman Consulting Group Ltd (b)	88,805	3,093,078
WillScot Holdings Corp	1,007,915	20,188,538
		23,281,616
Electrical Equipment - 0.4%
Acuity Inc	32,498	10,049,682
Allient Inc	140,499	8,571,844
		18,621,526
Ground Transportation - 0.2%
Proficient Auto Logistics Inc (b)	272,016	2,741,920
Universal Logistics Holdings Inc (a)	308,886	4,945,265
		7,687,185
Machinery - 2.5%
Allison Transmission Holdings Inc	14,250	1,548,975
Cummins Inc	19,167	11,094,243
Enpro Inc	76,663	18,305,591
Esab Corp	57,963	7,019,319
Gates Industrial Corp PLC (b)	655,544	15,090,623
Hillman Solutions Corp (b)	216,082	2,024,688
Miller Industries Inc/TN	96,466	3,952,212
Terex Corp	344,735	19,649,896
Timken Co/The	155,707	14,510,335
Toro Co/The	90,696	8,298,684
		101,494,566
Professional Services - 2.3%
CACI International Inc (b)	20,394	12,656,109
Cbiz Inc (b)	221,900	8,731,765
Concentrix Corp (a)	139,388	5,206,142
Genpact Ltd	478,433	21,098,895
KBR Inc	315,656	13,513,233
Maximus Inc	233,504	22,052,118
Science Applications International Corp	86,251	8,776,902
		92,035,164
Trading Companies & Distributors - 0.7%
Core & Main Inc Class A (b)	224,385	11,973,184
Global Industrial Co	240,444	7,347,968
Rush Enterprises Inc Class A	181,431	11,646,056
		30,967,208
TOTAL INDUSTRIALS		387,238,626
Information Technology - 5.7%
Electronic Equipment, Instruments & Components - 3.3%
Belden Inc	125,772	14,779,468
CDW Corp/DE	20,923	2,644,457
Crane NXT Co (a)	431,010	21,774,625
Insight Enterprises Inc (b)	70,735	5,943,155
Sanmina Corp (b)	152,588	21,618,668
TD SYNNEX Corp	246,282	39,077,565
Vontier Corp	811,615	30,435,563
		136,273,501
IT Services - 1.0%
Amdocs Ltd	388,182	31,807,633
Kyndryl Holdings Inc (b)	418,127	9,616,921
		41,424,554
Semiconductors & Semiconductor Equipment - 0.9%
Diodes Inc (b)	222,799	13,187,473
Micron Technology Inc	32,492	13,480,281
MKS Inc	55,195	12,993,455
		39,661,209
Technology Hardware, Storage & Peripherals - 0.5%
Dell Technologies Inc Class C	89,172	10,204,844
Seagate Technology Holdings PLC	31,425	12,811,658
		23,016,502
TOTAL INFORMATION TECHNOLOGY		240,375,766
Materials - 3.3%
Chemicals - 0.9%
Axalta Coating Systems Ltd (b)	393,193	13,203,421
Element Solutions Inc	480,803	13,991,368
Perimeter Solutions Inc (b)	440,203	11,511,308
		38,706,097
Construction Materials - 0.6%
Buzzi SpA	70,853	4,024,590
Eagle Materials Inc	89,726	18,287,056
GCC SAB de CV	25,135	271,989
RHI Magnesita NV	91,000	3,449,200
		26,032,835
Containers & Packaging - 1.4%
Graphic Packaging Holding CO (a)	615,223	9,013,017
Packaging Corp of America	87,656	19,507,843
Silgan Holdings Inc (a)	701,321	30,262,001
		58,782,861
Metals & Mining - 0.4%
Warrior Met Coal Inc	193,345	17,265,708
TOTAL MATERIALS		140,787,501
Real Estate - 0.8%
Industrial REITs - 0.0%
STAG Industrial Inc Class A	133,602	5,011,411
Real Estate Management & Development - 0.3%
Jones Lang LaSalle Inc (b)	33,624	12,034,366
Residential REITs - 0.2%
Camden Property Trust	63,187	6,890,542
Specialized REITs - 0.3%
Outfront Media Inc	454,963	11,064,700
TOTAL REAL ESTATE		35,001,019
Utilities - 1.0%
Electric Utilities - 1.0%
PG&E Corp	2,845,305	43,874,603
TOTAL UNITED STATES		2,629,368,955
TOTAL COMMON STOCKS (Cost $3,289,246,169)		4,136,367,579

Money Market Funds - 3.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.70	69,134,816	69,148,642
Fidelity Securities Lending Cash Central Fund (f)(g)	3.70	91,938,748	91,947,942
TOTAL MONEY MARKET FUNDS (Cost $161,096,583)			161,096,584

TOTAL INVESTMENT IN SECURITIES - 102.0% (Cost $3,450,342,752)	4,297,464,163
NET OTHER ASSETS (LIABILITIES) - (2.0)%	(85,366,377)
NET ASSETS - 100.0%	4,212,097,786

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $30,316,206 or 0.7% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $22,846,282 or 0.5% of net assets.

(e)	Level 3 security.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	46,253,466	298,578,069	275,684,848	1,562,777	1,955	-	69,148,642	69,134,816	0.1%
Fidelity Securities Lending Cash Central Fund	72,674,441	371,742,053	352,471,675	189,613	3,123	-	91,947,942	91,938,748	0.3%
Total	118,927,907	670,320,122	628,156,523	1,752,390	5,078	-	161,096,584

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of January 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	18,241,255	14,772,873	3,468,382	-
Consumer Discretionary	596,887,167	577,752,029	19,135,133	5
Consumer Staples	312,218,372	277,370,526	34,847,831	15
Energy	351,193,528	329,256,906	21,936,622	-
Financials	894,825,152	894,825,152	-	-
Health Care	396,988,440	375,996,272	20,992,168	-
Industrials	703,905,620	679,857,019	24,048,594	7
Information Technology	505,773,925	478,406,200	27,367,725	-
Materials	247,204,841	247,204,833	-	8
Real Estate	55,597,215	55,597,215	-	-
Utilities	53,532,064	53,532,064	-	-

Money Market Funds	161,096,584	161,096,584	-	-
Total Investments in Securities:	4,297,464,163	4,145,667,673	151,796,455	35
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $114,312,668) - See accompanying schedule:
Unaffiliated issuers (cost $3,289,246,169)	$4,136,367,579
Fidelity Central Funds (cost $161,096,583)	161,096,584

Total Investment in Securities (cost $3,450,342,752)		$4,297,464,163
Cash		14,947
Foreign currency held at value (cost $84,593)		84,592
Receivable for investments sold		12,041,990
Receivable for fund shares sold		1,604,765
Dividends receivable		2,610,583
Reclaims receivable		2,764,054
Distributions receivable from Fidelity Central Funds		216,770
Other receivables		5,458
Total assets		4,316,807,322
Liabilities
Payable for investments purchased	$6,955,759
Payable for fund shares redeemed	2,322,990
Accrued management fee	1,752,698
Other payables and accrued expenses	1,733,270
Collateral on securities loaned	91,944,819
Total liabilities		104,709,536
Net Assets		$4,212,097,786
Net Assets consist of:
Paid in capital		$3,269,457,592
Total accumulated earnings (loss)		942,640,194
Net Assets		$4,212,097,786
Net Asset Value, offering price and redemption price per share ($4,212,097,786 ÷ 258,535,835 shares)		$16.29
Statement of Operations
Six months ended January 31, 2026 (Unaudited)
Investment Income
Dividends		$39,293,278
Income from Fidelity Central Funds (including $189,613 from security lending)		1,752,390
Total income		41,045,668
Expenses
Management fee	$10,444,928
Independent trustees' fees and expenses	8,435
Total expenses before reductions	10,453,363
Expense reductions	(2,786)
Total expenses after reductions		10,450,577
Net Investment income (loss)		30,595,091
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $1,485)	126,000,356
Redemptions in-kind	40,268,805
Fidelity Central Funds	5,078
Foreign currency transactions	(513,314)
Total net realized gain (loss)		165,760,925
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $185,667)	262,109,509
Assets and liabilities in foreign currencies	114,621
Total change in net unrealized appreciation (depreciation)		262,224,130
Net gain (loss)		427,985,055
Net increase (decrease) in net assets resulting from operations		$458,580,146
Statement of Changes in Net Assets

	Six months ended January 31, 2026 (Unaudited)	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$30,595,091	$77,524,976
Net realized gain (loss)	165,760,925	263,245,676
Change in net unrealized appreciation (depreciation)	262,224,130	(219,063,664)
Net increase (decrease) in net assets resulting from operations	458,580,146	121,706,988
Distributions to shareholders	(299,823,547)	(401,958,881)

Share transactions
Proceeds from sales of shares	241,101,685	965,406,382
Reinvestment of distributions	298,164,914	399,526,943
Cost of shares redeemed	(580,879,212)	(1,131,905,005)

Net increase (decrease) in net assets resulting from share transactions	(41,612,613)	233,028,320
Total increase (decrease) in net assets	117,143,986	(47,223,573)

Net Assets
Beginning of period	4,094,953,800	4,142,177,373
End of period	$4,212,097,786	$4,094,953,800

Other Information
Shares
Sold	15,303,768	63,233,644
Issued in reinvestment of distributions	19,071,234	26,158,767
Redeemed	(36,913,273)	(74,516,197)
Net increase (decrease)	(2,538,271)	14,876,214

Financial Highlights
Fidelity® Low-Priced Stock K6 Fund

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$15.69	$16.82	$15.23	$14.18	$15.52	$10.82
Income from Investment Operations
Net investment income (loss) A,B	.12	.30	.31	.29	.24	.17
Net realized and unrealized gain (loss)	1.63	.19	2.29	1.25	(.76)	4.72
Total from investment operations	1.75	.49	2.60	1.54	(.52)	4.89
Distributions from net investment income	(.36)	(.36)	(.29)	(.22)	(.20)	(.19)
Distributions from net realized gain	(.79)	(1.27)	(.72)	(.27)	(.63)	-
Total distributions	(1.15)	(1.62) C	(1.01)	(.49)	(.82) C	(.19)
Net asset value, end of period	$16.29	$15.69	$16.82	$15.23	$14.18	$15.52
Total Return D,E	11.56%	3.40%	18.41%	11.23%	(3.56)%	45.81%
Ratios to Average Net Assets A,F,G
Expenses before reductions	.50% H	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50 % H	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions, if any	.50% H	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.46% H	1.99%	2.07%	2.06%	1.63%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$4,212,098	$4,094,954	$4,142,177	$3,330,984	$2,855,310	$2,937,045
Portfolio turnover rate I,J	24 % H	35%	34%	48%	25%	27%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IPortfolio turnover rate excludes securities received or delivered in-kind.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended January 31, 2026

1. Organization.
Fidelity Low-Priced Stock K6 Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in-kind, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,011,686,481
Gross unrealized depreciation	(186,680,120)
Net unrealized appreciation (depreciation)	$825,006,361
Tax cost	$3,472,457,802

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Low-Priced Stock K6 Fund	497,819,174	737,977,993

Unaffiliated Redemptions In-Kind. Unaffiliated shareholders that redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The total net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Net realized gain or loss on Affiliated Issuers ($)	Net realized gain or loss on Unaffiliated Issuers ($)	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Low-Priced Stock K6 Fund	7,054,991	-	40,268,805	40,268,805	109,905,089

Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Low-Priced Stock K6 Fund	815,123	12,813,739

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Unaffiliated shareholders that redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Low-Priced Stock K6 Fund	3,969,173	20,893,417	60,172,663

Prior Year Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Low-Priced Stock K6 Fund	22,678,415	348,576,412
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .50% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Low-Priced Stock K6 Fund	9,606

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Low-Priced Stock K6 Fund	24,381,100	66,723,831	22,279,262
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Low-Priced Stock K6 Fund	20,558	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Low-Priced Stock K6 Fund	25,914,252
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $2,786.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9883998.108
LPSK6-SANN-0426
Fidelity® Low-Priced Stock Fund

Semi-Annual Report
January 31, 2026
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Low-Priced Stock Fund
Schedule of Investments January 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.9%
	Shares	Value ($)
AUSTRALIA - 0.2%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Amotiv Ltd	1,978,894	11,561,444
Consumer Staples - 0.0%
Food Products - 0.0%
Inghams Group Ltd	5,205,442	9,062,024
Financials - 0.2%
Insurance - 0.2%
AUB Group Ltd	697,164	14,666,053
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Servcorp Ltd	868,622	4,663,509
TOTAL AUSTRALIA		39,953,030
AUSTRIA - 0.4%
Materials - 0.4%
Construction Materials - 0.3%
Wienerberger AG	2,051,707	67,852,546
Containers & Packaging - 0.1%
Mayr Melnhof Karton AG	218,690	24,781,833
TOTAL AUSTRIA		92,634,379
BELGIUM - 0.1%
Information Technology - 0.1%
IT Services - 0.0%
Econocom Group SA/NV	4,274,044	8,865,917
Semiconductors & Semiconductor Equipment - 0.1%
Melexis NV (a)	93,785	7,086,963
X-Fab Silicon Foundries SE (b)(d)(e)	798,655	4,851,764
		11,938,727
TOTAL BELGIUM		20,804,644
BRAZIL - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Hypera SA	7,215,200	34,562,765
CANADA - 2.6%
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.1%
Mty Food Group Inc	980,419	30,536,166
Specialty Retail - 0.2%
Bmtc Group Inc (c)	3,028,719	28,737,965
Leon's Furniture Ltd	174,766	3,532,156
		32,270,121
Textiles, Apparel & Luxury Goods - 0.1%
Gildan Activewear Inc	368,598	23,948,786
TOTAL CONSUMER DISCRETIONARY		86,755,073
Consumer Staples - 1.0%
Consumer Staples Distribution & Retail - 1.0%
Alimentation Couche-Tard Inc	2,931,428	152,507,884
Metro Inc/CN	1,244,353	82,603,509
North West Co Inc/The	71,131	2,539,329
TOTAL CONSUMER STAPLES		237,650,722
Energy - 0.8%
Energy Equipment & Services - 0.0%
PHX Energy Services Corp (a)	1,135,679	6,980,967
Oil, Gas & Consumable Fuels - 0.8%
Cenovus Energy Inc	9,225,752	182,055,562
TOTAL ENERGY		189,036,529
Industrials - 0.1%
Trading Companies & Distributors - 0.1%
Goodfellow Inc (c)	635,436	5,711,994
Richelieu Hardware Ltd	646,786	19,342,067
TOTAL INDUSTRIALS		25,054,061
Materials - 0.2%
Paper & Forest Products - 0.2%
Stella-Jones Inc	758,348	50,847,995
Western Forest Prods Inc (b)	397,841	4,414,774
TOTAL MATERIALS		55,262,769
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Real Matters Inc (b)	3,348,372	15,295,321
TOTAL CANADA		609,054,475
CHINA - 2.8%
Communication Services - 0.0%
Entertainment - 0.0%
Netease Inc	718,455	18,629,599
Consumer Discretionary - 0.5%
Broadline Retail - 0.1%
Vipshop Holdings Ltd Class A ADR	946,954	16,202,382
Household Durables - 0.2%
Chervon Holdings Ltd (a)	11,746,179	36,296,612
Gree Electric Appliances Inc of Zhuhai A Shares (China)	2,607,037	14,513,228
		50,809,840
Textiles, Apparel & Luxury Goods - 0.2%
Best Pacific International Holdings Ltd (d)	33,113,612	13,648,805
Shenzhou International Group Holdings Ltd	4,243,483	33,840,964
		47,489,769
TOTAL CONSUMER DISCRETIONARY		114,501,991
Consumer Staples - 0.0%
Food Products - 0.0%
Sunjuice Holdings Co Ltd	240,000	1,193,727
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
China Petroleum & Chemical Corp H Shares	52,041,223	35,839,503
Financials - 0.0%
Financial Services - 0.0%
Far East Horizon Ltd	10,801,074	10,798,171
Health Care - 0.6%
Health Care Providers & Services - 0.5%
Sinopharm Group Co Ltd H Shares	40,943,123	109,431,831
Pharmaceuticals - 0.1%
China Medical System Holdings Ltd	15,088,778	27,098,419
Consun Pharmaceutical Group Ltd	3,784,651	8,754,194
		35,852,613
TOTAL HEALTH CARE		145,284,444
Industrials - 0.2%
Construction & Engineering - 0.0%
Sinopec Engineering Group Co Ltd H Shares	2,926,376	2,786,989
Machinery - 0.1%
Haitian International Holdings Ltd	6,338,902	19,620,160
Precision Tsugami China Corp Ltd (d)	885,993	4,763,342
TK Group Holdings Ltd	7,603,249	2,423,432
		26,806,934
Trading Companies & Distributors - 0.0%
Horizon Construction Development Ltd	631,312	80,812
Transportation Infrastructure - 0.1%
Qingdao Port International Co Ltd H Shares (d)(e)	15,611,210	15,007,512
TOTAL INDUSTRIALS		44,682,247
Information Technology - 1.3%
Electronic Equipment, Instruments & Components - 1.3%
Kingboard Holdings Ltd	47,772,648	193,485,310
VSTECS Holdings Ltd (c)	104,953,917	104,253,964
TOTAL INFORMATION TECHNOLOGY		297,739,274
TOTAL CHINA		668,668,956
FRANCE - 2.5%
Communication Services - 0.1%
Media - 0.1%
IPSOS SA	444,500	18,883,669
Consumer Discretionary - 0.2%
Automobile Components - 0.2%
Cie Generale des Etablissements Michelin SCA Series B	1,007,128	37,400,342
Household Durables - 0.0%
SEB SA	193,324	10,917,021
Specialty Retail - 0.0%
Maisons du Monde SA (b)(d)(e)	807,601	1,531,663
Mr Bricolage SA (b)	785,663	5,252,451
		6,784,114
TOTAL CONSUMER DISCRETIONARY		55,101,477
Energy - 1.4%
Energy Equipment & Services - 0.0%
Vallourec SACA	335,170	7,095,667
Oil, Gas & Consumable Fuels - 1.4%
TotalEnergies SE (United States) (a)	4,220,063	305,532,562
TOTAL ENERGY		312,628,229
Financials - 0.1%
Capital Markets - 0.1%
Antin Infrastructure Partners SA	1,775,962	21,893,420
Industrials - 0.2%
Commercial Services & Supplies - 0.0%
Societe BIC SA	38,118	2,457,964
Ground Transportation - 0.2%
Stef SA	281,938	41,841,240
Professional Services - 0.0%
Synergie SA	126,089	4,588,410
Trading Companies & Distributors - 0.0%
Thermador Groupe	60,430	5,637,336
TOTAL INDUSTRIALS		54,524,950
Information Technology - 0.5%
IT Services - 0.5%
Alten SA	133,181	13,039,740
Neurones	67,981	3,247,426
Sopra Steria Group	528,685	96,633,557
		112,920,723
Software - 0.0%
Linedata Services	49,800	2,508,793
TOTAL INFORMATION TECHNOLOGY		115,429,516
Materials - 0.0%
Containers & Packaging - 0.0%
Groupe Guillin	351,403	10,267,601
TOTAL FRANCE		588,728,862
GERMANY - 0.3%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Mercedes-Benz Group AG	427,874	29,242,727
Financials - 0.0%
Capital Markets - 0.0%
DWS Group GmbH & Co KGaA (d)(e)	145,710	10,673,932
Insurance - 0.0%
Talanx AG	8,408	1,061,424
TOTAL FINANCIALS		11,735,356
Industrials - 0.1%
Commercial Services & Supplies - 0.0%
Takkt AG	1,484,182	6,368,575
Machinery - 0.1%
JOST Werke SE (d)(e)	71,450	5,310,268
Stabilus SE	207,303	4,767,096
		10,077,364
Trading Companies & Distributors - 0.0%
Brenntag SE	164,340	10,012,742
TOTAL INDUSTRIALS		26,458,681
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
BRANICKS Group AG (b)	609,844	1,408,167
Instone Real Estate Group SE (d)(e)	1,345,577	13,700,876
TOTAL REAL ESTATE		15,109,043
TOTAL GERMANY		82,545,807
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
Patria Investments Ltd Class A	1,129,630	16,503,894
GREECE - 1.0%
Consumer Discretionary - 0.2%
Distributors - 0.0%
Autohellas Tourist and Trading SA	176,614	2,717,355
Specialty Retail - 0.2%
JUMBO SA	1,797,323	53,346,639
TOTAL CONSUMER DISCRETIONARY		56,063,994
Consumer Staples - 0.2%
Personal Care Products - 0.2%
Sarantis SA (c)	3,441,907	55,322,962
Financials - 0.5%
Banks - 0.5%
Eurobank SA	12,406,962	60,811,760
National Bank of Greece SA	2,907,900	51,410,204
TOTAL FINANCIALS		112,221,964
Industrials - 0.1%
Industrial Conglomerates - 0.1%
Metlen Energy & Metals PLC	451,256	24,605,230
TOTAL GREECE		248,214,150
HONG KONG - 0.2%
Communication Services - 0.0%
Media - 0.0%
Pico Far East Holdings Ltd	21,314,758	7,666,885
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
Cross-Harbour Holdings Ltd/The	840,838	873,978
Specialty Retail - 0.0%
Goldlion Holdings Ltd	21,197,919	2,604,934
Textiles, Apparel & Luxury Goods - 0.0%
Sun Hing Vision Group Holdings Ltd (b)	11,535,820	531,598
Victory City International Holdings Ltd (b)(f)	8,385,171	10
		531,608
TOTAL CONSUMER DISCRETIONARY		4,010,520
Consumer Staples - 0.0%
Food Products - 0.0%
Pacific Andes International Holdings Ltd (b)(f)	106,294,500	136
Pacific Andes Resources Development Ltd (b)(f)	205,371,360	1,614
TOTAL CONSUMER STAPLES		1,750
Financials - 0.1%
Consumer Finance - 0.1%
Aeon Credit Service Asia Co Ltd	13,383,458	12,763,119
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
ASMPT Ltd	1,595,313	21,217,473
Materials - 0.0%
Chemicals - 0.0%
EcoGreen International Group Ltd (b)(c)(f)	51,434,282	66
TOTAL HONG KONG		45,659,813
INDIA - 0.5%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Oil & Natural Gas Corp Ltd	5,658,393	16,597,393
Oil India Ltd	2,303,450	12,812,994
Petronet LNG Ltd	5,224,700	16,509,879
TOTAL ENERGY		45,920,266
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.3%
Redington Ltd	22,100,220	65,425,270
TOTAL INDIA		111,345,536
INDONESIA - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Selamat Sempurna Tbk PT	53,189,893	5,537,031
IRELAND - 0.5%
Financials - 0.4%
Banks - 0.4%
AIB Group PLC	4,354,016	48,771,761
Bank of Ireland Group PLC	1,992,693	40,497,152
TOTAL FINANCIALS		89,268,913
Industrials - 0.1%
Machinery - 0.0%
Mincon Group Plc	1,971,330	1,191,725
Marine Transportation - 0.1%
Irish Continental Group PLC unit	4,381,182	33,132,834
TOTAL INDUSTRIALS		34,324,559
TOTAL IRELAND		123,593,472
ISLE OF MAN - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Strix Group PLC (b)	6,600,337	4,249,354
ISRAEL - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Max Stock Ltd	1,303,522	11,783,487
ITALY - 0.9%
Consumer Discretionary - 0.2%
Automobile Components - 0.2%
Brembo NV	2,012,262	24,186,281
Pirelli & C SpA (d)(e)	1,977,277	14,873,534
TOTAL CONSUMER DISCRETIONARY		39,059,815
Consumer Staples - 0.4%
Beverages - 0.4%
Coca-Cola HBC AG	1,596,878	86,310,976
Consumer Staples Distribution & Retail - 0.0%
MARR SpA (a)	250,402	2,659,454
MARR SpA	113,187	1,202,129
		3,861,583
TOTAL CONSUMER STAPLES		90,172,559
Financials - 0.1%
Capital Markets - 0.1%
Banca Generali SpA	334,651	22,511,509
Health Care - 0.1%
Pharmaceuticals - 0.1%
Recordati Industria Chimica e Farmaceutica SpA	404,114	22,197,626
Industrials - 0.0%
Machinery - 0.0%
Interpump Group SpA	363,311	21,050,205
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Sesa SpA	266,185	28,223,478
TOTAL ITALY		223,215,192
JAPAN - 8.7%
Communication Services - 0.0%
Media - 0.0%
RKB Mainichi Holdings Corp	33,554	1,235,834
Consumer Discretionary - 0.5%
Automobile Components - 0.0%
Daikyonishikawa Corp	473,054	2,503,432
Automobiles - 0.1%
Isuzu Motors Ltd	1,155,212	18,549,379
Distributors - 0.2%
Arata Corp	1,133,386	22,556,403
Central Automotive Products Ltd	868,502	11,728,930
PALTAC Corp	531,001	16,586,061
		50,871,394
Diversified Consumer Services - 0.1%
Aucnet Inc	401,007	5,317,048
Gakkyusha Co Ltd	181,977	2,826,781
JP-Holdings Inc (a)	828,780	3,743,327
		11,887,156
Household Durables - 0.0%
FJ Next Holdings Co Ltd	1,135,765	10,751,459
Leisure Products - 0.0%
Roland Corp	263,820	6,486,399
Specialty Retail - 0.1%
ARCLANDS CORP	1,064,934	13,170,610
Hamee Corp (a)	592,073	1,828,708
Syuppin Co Ltd	284,270	2,127,066
		17,126,384
TOTAL CONSUMER DISCRETIONARY		118,175,603
Consumer Staples - 1.2%
Consumer Staples Distribution & Retail - 1.1%
Belc Co Ltd	1,019,418	50,457,107
Blue Zones Holdings Co Ltd	685,918	39,352,972
Cosmos Pharmaceutical Corp	358,655	16,094,979
Create SD Holdings Co Ltd	1,518,618	31,842,307
G-7 Holdings Inc	1,452,837	13,706,009
Genky DrugStores Co Ltd (c)	1,752,250	47,723,790
Halows Co Ltd (c)	1,396,205	41,003,824
Kato Sangyo Co Ltd	312,481	13,144,555
YAKUODO Holdings Co Ltd	148,172	1,921,564
		255,247,107
Food Products - 0.1%
Pickles Holdings Co Ltd	337,457	2,725,648
S Foods Inc	761,673	14,937,177
		17,662,825
Household Products - 0.0%
Transaction Co Ltd	755,121	5,821,009
TOTAL CONSUMER STAPLES		278,730,941
Financials - 0.3%
Financial Services - 0.3%
Fuyo General Lease Co Ltd	244,653	6,865,650
Zenkoku Hosho Co Ltd	2,941,275	58,403,580
TOTAL FINANCIALS		65,269,230
Health Care - 0.4%
Health Care Equipment & Supplies - 0.1%
Fukuda Denshi Co Ltd	432,645	23,706,576
Nakanishi Inc	374,412	5,230,542
Techno Medica Co Ltd	35,578	511,738
		29,448,856
Health Care Providers & Services - 0.3%
Ship Healthcare Holdings Inc	2,126,996	34,998,678
WIN-Partners Co Ltd (c)	1,994,479	17,063,131
		52,061,809
Health Care Technology - 0.0%
Software Service Inc	47,285	3,910,881
TOTAL HEALTH CARE		85,421,546
Industrials - 3.3%
Air Freight & Logistics - 0.4%
AIT Corp	153,724	2,224,012
AZ-COM MARUWA Holdings Inc	3,699,411	23,712,947
Hamakyorex Co Ltd (c)	4,720,184	55,845,547
Senko Group Holdings Co Ltd	473,300	5,882,609
		87,665,115
Building Products - 0.3%
Kondotec Inc (c)	1,516,590	14,611,241
Nihon Dengi Co Ltd	586,665	40,106,719
Nihon Flush Co Ltd	1,074,777	5,701,679
		60,419,639
Commercial Services & Supplies - 0.1%
CTS Co Ltd	267,239	1,759,605
Green Cross Holdings Co Ltd	126,811	1,101,279
Prestige International Inc	2,449,045	10,950,758
		13,811,642
Construction & Engineering - 0.1%
Dai-Dan Co Ltd	568,005	9,828,879
Daiichi Kensetsu Corp	157,192	3,829,244
Raiznext Corp	1,303,750	21,229,324
		34,887,447
Electrical Equipment - 0.1%
Aichi Electric Co Ltd	296,040	14,633,665
Ground Transportation - 0.2%
Sakai Moving Service Co Ltd (c)	2,443,256	46,036,020
Machinery - 0.5%
Anest Iwata Corp	593,734	6,341,705
Daiwa Industries Ltd	804,980	8,077,888
Estic Corp	354,861	2,382,402
Hosokawa Micron Corp	104,125	4,124,362
Nadex Co Ltd (c)	668,987	4,231,961
Shinwa Co Ltd/Nagoya	244,303	4,933,102
Takeuchi Manufacturing Co Ltd	425,776	17,580,180
Teikoku Electric Manufacturing Co Ltd	493,724	9,714,329
Tocalo Co Ltd	2,709,502	45,187,547
Trinity Industrial Corp	332,179	2,813,948
Yamada Corp	52,107	2,269,328
		107,656,752
Professional Services - 0.3%
Altech Corp	616,796	10,465,923
Artner Co Ltd (a)	233,726	3,127,724
Careerlink Co Ltd	155,957	2,658,404
Creek & River Co Ltd	9,498	93,285
Gakujo Co Ltd	260,633	2,985,929
Ifis Japan Ltd	167,924	744,352
Persol Holdings Co Ltd	17,007,211	29,715,365
Quick Co Ltd (c)	2,949,633	16,562,620
WDB Holdings Co Ltd	624,890	6,472,594
Will Group Inc	1,054,735	8,110,201
		80,936,397
Trading Companies & Distributors - 1.3%
Chori Co Ltd	953,342	24,270,919
Inaba Denki Sangyo Co Ltd	681,116	11,324,060
ITOCHU Corp	8,790,720	112,543,839
Mitani Corp	2,658,508	40,884,266
Parker Corp (c)	2,024,671	19,323,075
Sanyo Trading Co Ltd	244,650	2,508,785
Senshu Electric Co Ltd (c)	984,171	36,693,375
Totech Corp (c)	2,147,838	55,791,605
Yamazen Corp	122,987	1,132,440
Yuasa Trading Co Ltd	409,540	14,978,007
		319,450,371
Transportation Infrastructure - 0.0%
Daito Koun Co Ltd	18,790	283,986
TOTAL INDUSTRIALS		765,781,034
Information Technology - 1.8%
Electronic Equipment, Instruments & Components - 0.4%
Daiwabo Holdings Co Ltd	1,406,636	27,594,643
Dexerials Corp	1,418,625	24,644,439
Maruwa Co Ltd/Aichi	60,317	18,567,471
Nippo Ltd (c)	605,518	11,542,247
Riken Keiki Co Ltd	238,852	5,077,688
		87,426,488
IT Services - 0.3%
Argo Graphics Inc	2,734,380	25,424,999
Asahi Intelligence Service Co Ltd	248,936	2,058,918
Avant Group Corp	216,921	2,294,518
Densan System Holdings Co Ltd (a)	135,674	2,844,806
DTS Corp	2,237,354	18,186,814
Future Corp	361,526	4,429,137
Information Planning Co	118,586	4,950,023
TDC Soft Inc	994,649	7,860,272
TIS Inc	437,011	12,701,444
		80,750,931
Semiconductors & Semiconductor Equipment - 0.7%
Japan Material Co Ltd	300,498	3,463,998
Renesas Electronics Corp	5,884,336	97,829,774
SUMCO Corp	5,524,062	57,610,727
		158,904,499
Software - 0.3%
Cresco Ltd	1,220,305	13,199,732
Focus Systems Corp	380,043	4,506,196
Fukui Computer Holdings Inc	189,221	3,869,763
KSK Co Ltd/Inagi (c)	513,773	14,540,745
NE Inc	592,073	2,773,668
NSW Inc/Japan	165,593	2,641,827
Pro-Ship Inc	1,139,192	11,851,248
System Research Co Ltd	259,871	3,297,924
WingArc1st Inc	620,037	13,061,002
		69,742,105
Technology Hardware, Storage & Peripherals - 0.1%
Elecom Co Ltd	520,512	5,536,074
MCJ Co Ltd	2,546,085	25,878,726
		31,414,800
TOTAL INFORMATION TECHNOLOGY		428,238,823
Materials - 0.9%
Chemicals - 0.5%
C Uyemura & Co Ltd	710,593	82,005,628
JCU Corp	357,113	13,037,532
Kansai Paint Co Ltd	1,440,620	22,959,998
Muto Seiko Co	4,194	60,514
		118,063,672
Construction Materials - 0.1%
Mitani Sekisan Co Ltd	884,613	43,727,639
Vertex Corp/Japan	57,078	488,313
		44,215,952
Containers & Packaging - 0.3%
Kohsoku Corp (c)	1,561,443	30,318,792
Pack Corp/The (c)	3,647,342	30,520,211
		60,839,003
TOTAL MATERIALS		223,118,627
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Arealink Co Ltd	847,662	6,079,767
Starts Corp Inc	325,036	10,280,765
TOTAL REAL ESTATE		16,360,532
Utilities - 0.2%
Electric Utilities - 0.2%
Kansai Electric Power Co Inc/The	3,269,068	52,132,721
TOTAL JAPAN		2,034,464,891
KOREA (SOUTH) - 2.9%
Consumer Discretionary - 0.7%
Automobile Components - 0.1%
Snt Holdings Co Ltd (c)	885,108	33,129,090
Household Durables - 0.0%
Cuckoo Holdings Co Ltd	508,128	9,509,471
Textiles, Apparel & Luxury Goods - 0.6%
Youngone Corp	250,000	15,664,527
Youngone Holdings Co Ltd (c)	752,000	107,300,463
		122,964,990
TOTAL CONSUMER DISCRETIONARY		165,603,551
Consumer Staples - 0.2%
Food Products - 0.1%
Otoki Corp	77,998	20,753,157
Tobacco - 0.1%
KT&G Corp	329,470	34,951,668
TOTAL CONSUMER STAPLES		55,704,825
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Mi Chang Oil Industrial Co Ltd (c)	173,900	14,600,250
Financials - 0.0%
Capital Markets - 0.0%
Korea Ratings Corp	88,600	5,917,944
Financial Services - 0.0%
Nice Information & Telecom Inc	433,187	7,270,894
TOTAL FINANCIALS		13,188,838
Health Care - 0.4%
Health Care Equipment & Supplies - 0.1%
InBody Co Ltd (c)	730,922	16,450,065
Interojo Co Ltd	120,700	1,460,151
Value Added Technology Co Ltd	436,553	6,213,988
Vieworks Co Ltd	368,958	7,184,703
		31,308,907
Pharmaceuticals - 0.3%
Daewon Pharmaceutical Co Ltd (b)(c)	2,142,922	17,090,436
Daihan Pharmaceutical Co Ltd	297,037	5,947,988
Huons Co Ltd (c)	853,834	16,185,255
Korea United Pharm Inc	40,010	526,211
Kwang Dong Pharmaceutical Co Ltd (c)	4,164,491	17,309,824
Whanin Pharmaceutical Co Ltd (c)	1,016,010	7,500,684
		64,560,398
TOTAL HEALTH CARE		95,869,305
Industrials - 0.3%
Commercial Services & Supplies - 0.3%
Fursys Inc (c)	900,000	26,210,942
S-1 Corp	696,530	38,217,855
		64,428,797
Electrical Equipment - 0.0%
Vitzrocell Co Ltd	280,000	4,053,132
Machinery - 0.0%
Hy-Lok Corp (b)	93,300	2,164,113
Professional Services - 0.0%
e-Credible Co Ltd (b)	250,349	2,707,586
TOTAL INDUSTRIALS		73,353,628
Information Technology - 1.0%
Electronic Equipment, Instruments & Components - 0.0%
MAKUS Inc	601,127	9,903,245
SAMT Co Ltd	100,000	317,082
		10,220,327
Technology Hardware, Storage & Peripherals - 1.0%
Samsung Electronics Co Ltd	1,969,400	217,882,515
TOTAL INFORMATION TECHNOLOGY		228,102,842
Materials - 0.2%
Chemicals - 0.2%
Miwon Commercial Co Ltd	28,100	2,692,368
Soulbrain Co Ltd	100,077	33,698,631
TOTAL MATERIALS		36,390,999
TOTAL KOREA (SOUTH)		682,814,238
MALAYSIA - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Scientex BHD	8,648,200	8,468,303
MEXICO - 0.2%
Consumer Staples - 0.1%
Beverages - 0.1%
Coca-Cola Femsa SAB de CV ADR	150,600	15,706,074
Consumer Staples Distribution & Retail - 0.0%
Corporativo Fragua SAB de CV	256,372	7,775,219
Food Products - 0.0%
Gruma SAB de CV Series B	408,191	7,350,287
TOTAL CONSUMER STAPLES		30,831,580
Financials - 0.0%
Insurance - 0.0%
Qualitas Controladora SAB de CV	786,276	7,333,657
Health Care - 0.1%
Health Care Providers & Services - 0.0%
Medica Sur SAB de CV	1,081,056	3,603,314
Pharmaceuticals - 0.1%
Genomma Lab Internacional SAB de CV	13,036,367	12,487,342
TOTAL HEALTH CARE		16,090,656
TOTAL MEXICO		54,255,893
NETHERLANDS - 1.4%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Acomo NV	130,653	3,848,508
Financials - 0.4%
Capital Markets - 0.2%
Van Lanschot Kempen NV depository receipt	969,637	58,732,257
Insurance - 0.2%
ASR Nederland NV	533,799	38,710,950
TOTAL FINANCIALS		97,443,207
Industrials - 1.0%
Machinery - 0.8%
Aalberts NV	4,733,873	182,142,680
Trading Companies & Distributors - 0.2%
IMCD NV (a)	529,000	49,399,011
TOTAL INDUSTRIALS		231,541,691
TOTAL NETHERLANDS		332,833,406
NEW ZEALAND - 0.0%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Hallenstein Glasson Holdings Ltd	617,518	3,680,895
NORWAY - 0.6%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Europris ASA (d)(e)	2,468,578	22,685,131
Specialty Retail - 0.0%
Kid ASA (d)(e)	184,763	2,394,312
TOTAL CONSUMER DISCRETIONARY		25,079,443
Financials - 0.5%
Banks - 0.5%
SpareBank 1 Nord Norge	2,321,315	35,393,998
Sparebank 1 Oestlandet	1,956,429	39,792,878
SpareBank 1 Sor-Norge ASA	1,074,256	21,707,099
		96,893,975
Capital Markets - 0.0%
ABG Sundal Collier Holding ASA	5,418,349	4,551,627
TOTAL FINANCIALS		101,445,602
Industrials - 0.0%
Construction & Engineering - 0.0%
Multiconsult ASA (d)(e)	203,945	3,600,088
Norconsult Norge AS	1,092,294	5,149,281
TOTAL INDUSTRIALS		8,749,369
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Selvaag Bolig ASA	486,006	1,746,099
TOTAL NORWAY		137,020,513
PERU - 0.1%
Financials - 0.1%
Banks - 0.1%
Intercorp Financial Services Inc (United States) (d)	525,741	25,750,794
PHILIPPINES - 0.1%
Consumer Staples - 0.1%
Food Products - 0.1%
Century Pacific Food Inc	17,468,363	11,280,432
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Robinsons Land Corp	29,860,287	9,172,577
TOTAL PHILIPPINES		20,453,009
POLAND - 0.0%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Eurocash SA (b)	2,322,878	4,452,237
PORTUGAL - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Ibersol SGPS SA	1,133,596	14,310,491
Materials - 0.0%
Containers & Packaging - 0.0%
Corticeira Amorim SGPS SA	1,417,266	11,238,907
TOTAL PORTUGAL		25,549,398
PUERTO RICO - 0.5%
Financials - 0.5%
Banks - 0.2%
First BanCorp/Puerto Rico	1,814,114	40,128,201
Financial Services - 0.3%
EVERTEC Inc	2,521,479	75,669,585
TOTAL PUERTO RICO		115,797,786
SINGAPORE - 0.1%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Hour Glass Ltd/The	1,763,873	3,105,946
Consumer Staples - 0.0%
Food Products - 0.0%
Delfi Ltd	7,111,806	4,975,637
Industrials - 0.1%
Construction & Engineering - 0.1%
Boustead Singapore Ltd	5,731,448	8,785,728
Professional Services - 0.0%
HRnetgroup Ltd (d)	4,359,762	2,553,276
Trading Companies & Distributors - 0.0%
KS Energy Ltd (b)(f)	12,767,454	100
TOTAL INDUSTRIALS		11,339,104
Real Estate - 0.0%
Industrial REITs - 0.0%
Mapletree Industrial Trust	4,741,805	7,865,112
TOTAL SINGAPORE		27,285,799
SPAIN - 0.8%
Consumer Discretionary - 0.3%
Automobile Components - 0.3%
CIE Automotive SA	2,154,186	73,539,775
Financials - 0.1%
Banks - 0.1%
Bankinter SA	2,128,967	36,389,894
Health Care - 0.2%
Health Care Equipment & Supplies - 0.1%
Prim SA (c)	1,287,466	19,534,052
Pharmaceuticals - 0.1%
Faes Farma SA	2,906,805	18,020,390
TOTAL HEALTH CARE		37,554,442
Industrials - 0.2%
Air Freight & Logistics - 0.2%
Logista Integral SA	997,814	36,452,627
Materials - 0.0%
Paper & Forest Products - 0.0%
Miquel y Costas & Miquel SA	450,719	7,479,637
TOTAL SPAIN		191,416,375
SWEDEN - 1.4%
Consumer Discretionary - 0.7%
Automobile Components - 0.3%
Autoliv Inc	299,981	36,369,696
Automobiles - 0.0%
Kabe Group AB B Shares	132,775	3,100,443
Broadline Retail - 0.1%
Rusta AB	2,964,517	27,223,968
Hotels, Restaurants & Leisure - 0.1%
Betsson AB B Shares	2,936,641	34,484,721
Household Durables - 0.1%
JM AB	1,396,337	21,413,375
Specialty Retail - 0.1%
BHG Group AB (b)	4,174,329	14,396,339
TOTAL CONSUMER DISCRETIONARY		136,988,542
Consumer Staples - 0.0%
Beverages - 0.0%
Viva Wine Group AB	2,495,138	9,523,962
Industrials - 0.5%
Building Products - 0.0%
Inwido AB	14,350	247,771
Electrical Equipment - 0.3%
AQ Group AB	2,335,181	51,356,942
Machinery - 0.2%
Beijer Alma AB B Shares	1,549,111	45,999,423
Trading Companies & Distributors - 0.0%
Alligo AB B Shares	604,731	8,608,464
TOTAL INDUSTRIALS		106,212,600
Information Technology - 0.0%
IT Services - 0.0%
KNOW IT AB	355,252	4,650,281
Proact IT Group AB	594,992	6,799,909
TOTAL INFORMATION TECHNOLOGY		11,450,190
Materials - 0.2%
Chemicals - 0.0%
KB Components AB	1,465,632	6,581,564
Metals & Mining - 0.2%
Alleima AB	4,693,101	41,016,886
Boliden AB (b)	141,992	9,988,458
		51,005,344
TOTAL MATERIALS		57,586,908
TOTAL SWEDEN		321,762,202
SWITZERLAND - 0.3%
Consumer Discretionary - 0.2%
Automobile Components - 0.2%
Garrett Motion Inc	2,442,561	44,063,801
Financials - 0.1%
Capital Markets - 0.1%
Vontobel Holding AG	244,423	21,057,592
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Bossard Holding AG Series A	58,409	11,484,597
TOTAL SWITZERLAND		76,605,990
TAIWAN - 1.4%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Formosa Optical Technology Co Ltd	1,002,000	3,117,262
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Hi-Clearance Inc	1,660,459	7,180,506
Pharmaceuticals - 0.0%
Syngen Biotech Co Ltd	357,700	1,524,177
TOTAL HEALTH CARE		8,704,683
Industrials - 0.1%
Construction & Engineering - 0.1%
United Integrated Services Co Ltd	300,800	8,652,824
Trading Companies & Distributors - 0.0%
Lumax International Corp Ltd	2,201,510	8,334,562
TOTAL INDUSTRIALS		16,987,386
Information Technology - 1.3%
Electronic Equipment, Instruments & Components - 0.6%
FLEXium Interconnect Inc (b)	600,000	1,132,900
Hon Hai Precision Industry Co Ltd	3,903,012	27,264,823
Simplo Technology Co Ltd	5,766,000	63,112,720
Thinking Electronic Industrial Co Ltd	4,124,000	21,818,723
Tripod Technology Corp	3,082,000	36,566,102
Yageo Corp	423,652	3,724,487
		153,619,755
IT Services - 0.0%
Dimerco Data System Corp	994,799	3,498,264
Semiconductors & Semiconductor Equipment - 0.6%
Parade Technologies Ltd	478,000	8,010,835
Powertech Technology Inc	2,617,000	21,058,704
Taiwan Semiconductor Manufacturing Co Ltd	867,000	47,797,289
Topco Scientific Co Ltd	5,738,593	58,722,178
		135,589,006
Technology Hardware, Storage & Peripherals - 0.1%
TSC Auto ID Technology Co Ltd (c)	2,544,911	15,641,145
TOTAL INFORMATION TECHNOLOGY		308,348,170
TOTAL TAIWAN		337,157,501
UNITED KINGDOM - 5.8%
Communication Services - 0.0%
Media - 0.0%
4imprint Group PLC	166,703	9,306,808
Consumer Discretionary - 1.7%
Broadline Retail - 0.2%
B&M European Value Retail SA	16,592,040	40,038,006
Distributors - 0.4%
Inchcape PLC	7,682,773	85,836,378
Diversified Consumer Services - 0.0%
ME Group International PLC	12,259,830	23,251,173
Hotels, Restaurants & Leisure - 0.2%
Greggs PLC (a)	1,313,865	28,891,083
Hollywood Bowl Group PLC	4,031,543	14,287,895
J D Wetherspoon PLC (a)	1,288,768	11,824,171
		55,003,149
Household Durables - 0.4%
Barratt Redrow PLC	6,294,884	33,518,595
Vistry Group PLC (b)	6,084,133	55,379,387
		88,897,982
Specialty Retail - 0.3%
Dunelm Group PLC	1,143,688	14,460,281
JD Sports Fashion PLC	10,872,280	12,166,479
Pets at Home Group Plc	13,058,203	36,558,321
		63,185,081
Textiles, Apparel & Luxury Goods - 0.2%
Coats Group PLC	22,102,411	25,737,503
Dr Martens PLC	27,586,815	25,423,559
		51,161,062
TOTAL CONSUMER DISCRETIONARY		407,372,831
Consumer Staples - 0.9%
Beverages - 0.4%
AG Barr PLC	2,656,023	23,187,275
Diageo PLC	3,068,606	70,609,536
		93,796,811
Food Products - 0.0%
Fevara PLC	2,256,801	4,199,807
Tobacco - 0.5%
British American Tobacco PLC	649,956	39,266,183
Imperial Brands PLC	1,874,616	78,954,663
		118,220,846
TOTAL CONSUMER STAPLES		216,217,464
Financials - 0.7%
Capital Markets - 0.3%
Rathbones Group PLC	2,621,426	79,093,973
Insurance - 0.4%
Aviva PLC	7,035,917	61,212,262
Hiscox Ltd	1,345,495	27,285,221
		88,497,483
TOTAL FINANCIALS		167,591,456
Industrials - 1.8%
Aerospace & Defense - 0.1%
QinetiQ Group PLC	2,910,145	19,970,216
Building Products - 0.0%
Norcros PLC	831,073	4,048,427
Commercial Services & Supplies - 0.3%
Mitie Group PLC	29,140,580	66,829,683
Electrical Equipment - 0.0%
Volex PLC	1,800,813	10,879,189
Industrial Conglomerates - 0.7%
DCC PLC (a)	2,066,354	131,082,692
Machinery - 0.1%
Bodycote PLC	1,263,038	12,884,313
Luxfer Holdings PLC	661,429	10,014,035
		22,898,348
Passenger Airlines - 0.1%
JET2 PLC	1,589,241	26,900,271
Professional Services - 0.0%
Wilmington PLC	2,285,819	9,320,845
Trading Companies & Distributors - 0.5%
Bunzl PLC	723,303	20,283,639
RS GROUP PLC	10,956,820	100,451,523
		120,735,162
TOTAL INDUSTRIALS		412,664,833
Information Technology - 0.1%
Software - 0.1%
Pinewood Technologies Group PLC (b)	4,759,766	30,741,482
Materials - 0.4%
Chemicals - 0.0%
Essentra PLC	7,784,122	10,757,917
Construction Materials - 0.3%
SigmaRoc PLC (b)	32,725,267	64,034,855
Metals & Mining - 0.1%
Hill & Smith PLC	497,943	15,194,335
TOTAL MATERIALS		89,987,107
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
LSL Property Services PLC	1,178,202	4,272,311
Savills PLC	2,711,656	39,999,130
TOTAL REAL ESTATE		44,271,441
TOTAL UNITED KINGDOM		1,378,153,422
UNITED STATES - 61.3%
Communication Services - 0.2%
Interactive Media & Services - 0.2%
Cars.com Inc (b)(c)	3,723,171	42,295,223
Media - 0.0%
Thryv Holdings Inc (b)	485,998	2,337,650
TOTAL COMMUNICATION SERVICES		44,632,873
Consumer Discretionary - 8.0%
Automobile Components - 1.2%
Aptiv PLC (b)	1,106,607	83,825,480
LCI Industries	455,498	66,817,002
Lear Corp	475,884	55,721,257
Patrick Industries Inc	676,876	85,401,445
		291,765,184
Automobiles - 0.8%
General Motors Co	1,698,312	142,658,208
Harley-Davidson Inc (a)	2,346,008	46,450,958
		189,109,166
Diversified Consumer Services - 0.4%
Carriage Services Inc	337,242	14,471,054
Grand Canyon Education Inc (b)	217,300	37,775,432
Laureate Education Inc (b)	1,386,084	47,542,681
		99,789,167
Hotels, Restaurants & Leisure - 0.3%
Cheesecake Factory Inc/The (a)	1,240,766	71,914,797
Household Durables - 1.6%
DR Horton Inc	363,313	54,075,507
KB Home	1,068,047	61,455,424
M/I Homes Inc (b)	446,492	59,695,980
Meritage Homes Corp	1,312,865	91,257,246
TopBuild Corp (b)	96,216	45,033,899
Tri Pointe Homes Inc (b)	2,242,473	74,786,475
		386,304,531
Leisure Products - 0.1%
BRP Inc Subordinate Voting Shares	329,211	24,847,071
Specialty Retail - 1.7%
Academy Sports & Outdoors Inc	1,432,041	78,776,576
Advance Auto Parts Inc (a)	665,422	31,946,910
Bath & Body Works Inc	1,899,555	41,410,299
Caleres Inc	1,659,054	20,273,640
Dick's Sporting Goods Inc	251,527	50,808,454
Lithia Motors Inc Class A	62,046	20,068,158
Murphy USA Inc	153,000	64,644,030
Signet Jewelers Ltd	1,035,555	95,550,661
		403,478,728
Textiles, Apparel & Luxury Goods - 1.9%
Crocs Inc (b)	1,171,008	98,270,992
Lululemon Athletica Inc (b)	53,500	9,335,750
Oxford Industries Inc (a)	604,262	22,267,055
PVH Corp	295,212	18,409,420
Samsonite Group SA (d)(e)	10,746,234	27,209,138
Steven Madden Ltd	1,958,960	85,959,165
VF Corp	3,384,204	66,296,556
Wolverine World Wide Inc (c)	5,662,495	100,339,412
		428,087,488
TOTAL CONSUMER DISCRETIONARY		1,895,296,132
Consumer Staples - 3.1%
Beverages - 1.4%
Constellation Brands Inc Class A	511,413	80,138,417
Keurig Dr Pepper Inc	1,833,500	50,311,240
Primo Brands Corp Class A	10,722,750	203,088,885
		333,538,542
Consumer Staples Distribution & Retail - 1.5%
Albertsons Cos Inc Class A	2,745,514	45,712,808
Dollar Tree Inc (b)	554,585	65,213,650
Grocery Outlet Holding Corp (b)	1,826,922	17,410,567
Performance Food Group Co (b)	1,876,641	179,125,383
Target Corp	374,100	39,456,327
		346,918,735
Food Products - 0.2%
Armanino Foods of Distinction Inc	1,235,833	14,705,177
Ingredion Inc	138,464	16,352,598
Smithfield Foods Inc	961,947	22,990,534
		54,048,309
TOTAL CONSUMER STAPLES		734,505,586
Energy - 5.7%
Energy Equipment & Services - 0.3%
Cactus Inc Class A	1,295,115	72,824,316
Oil, Gas & Consumable Fuels - 5.4%
Antero Resources Corp (b)	3,348,401	121,781,344
Chord Energy Corp	1,596,472	160,030,353
Core Natural Resources Inc	1,398,379	133,377,389
Diamondback Energy Inc	993,247	162,842,846
Energy Transfer LP	2,578,100	47,565,945
Gulfport Energy Corp (b)	261,002	53,288,778
Northern Oil & Gas Inc (a)	2,272,770	56,819,250
Ovintiv Inc	5,276,499	229,369,413
Range Resources Corp	2,997,372	113,450,530
Shell PLC	3,102,790	119,269,730
Sunococorp LLC	1,518,237	81,407,868
Unit Corp	188,312	6,191,699
		1,285,395,145
TOTAL ENERGY		1,358,219,461
Financials - 16.9%
Banks - 8.2%
ACNB Corp	329,512	16,646,946
Associated Banc-Corp	3,077,061	83,880,683
Bar Harbor Bankshares	545,944	18,512,961
Cadence Bank	2,832,925	119,294,472
Camden National Corp	321,355	15,286,857
Citigroup Inc	1,294,558	149,793,306
East West Bancorp Inc	694,188	79,442,875
FNB Corp/PA	6,402,802	112,369,175
Hancock Whitney Corp	1,488,042	102,377,290
KeyCorp	5,747,049	123,676,494
Old National Bancorp/IN	3,602,052	87,998,130
Pinnacle Financial Partners Inc	1,458,065	138,647,401
Plumas Bancorp	189,271	9,484,370
QCR Holdings Inc	526,441	47,516,565
United Community Bank/SC	2,902,918	99,947,467
US Bancorp	2,757,190	154,705,931
Washington Trust Bancorp Inc	559,146	19,217,848
Webster Financial Corp	1,328,228	87,357,556
Wells Fargo & Co	3,890,943	352,091,432
West BanCorp Inc	600,825	14,257,577
Wintrust Financial Corp	779,892	115,026,271
		1,947,531,607
Capital Markets - 3.7%
Ameriprise Financial Inc	95,500	50,346,645
Bank of New York Mellon Corp/The	503,986	60,438,001
Federated Hermes Inc Class B	2,101,905	111,989,498
Lazard Inc	2,900,562	155,818,191
LPL Financial Holdings Inc	125,007	45,565,052
Raymond James Financial Inc	706,284	117,144,264
SEI Investments Co	185,172	16,267,360
State Street Corp	1,261,844	165,124,906
Stifel Financial Corp	1,235,732	152,365,756
		875,059,673
Consumer Finance - 0.7%
Capital One Financial Corp	454,162	99,429,686
OneMain Holdings Inc	922,277	60,446,034
		159,875,720
Financial Services - 0.9%
Corpay Inc (b)	397,340	125,015,084
Essent Group Ltd	1,562,625	98,320,365
		223,335,449
Insurance - 3.4%
American Financial Group Inc/OH	629,096	81,952,336
First American Financial Corp	1,146,950	72,464,301
Hartford Insurance Group Inc/The	439,024	59,294,581
Primerica Inc	408,277	107,393,182
Reinsurance Group of America Inc	485,112	98,356,458
Selective Insurance Group Inc	1,041,036	87,530,307
Stewart Information Services Corp	865,150	58,337,065
Travelers Companies Inc/The	353,220	100,494,622
Unum Group	1,954,773	148,504,105
		814,326,957
TOTAL FINANCIALS		4,020,129,406
Health Care - 7.6%
Biotechnology - 1.2%
Biogen Inc (b)	405,318	72,912,655
Gilead Sciences Inc	1,554,014	220,592,287
		293,504,942
Health Care Providers & Services - 4.5%
Cigna Group/The	386,065	105,824,277
CVS Health Corp	1,737,458	129,475,370
Elevance Health Inc	189,640	65,566,134
Henry Schein Inc (b)	1,628,369	122,909,292
Labcorp Holdings Inc	543,590	147,595,557
Molina Healthcare Inc (b)	489,827	87,968,031
Quest Diagnostics Inc	267,107	49,957,022
Tenet Healthcare Corp (b)	310,410	58,754,405
UnitedHealth Group Inc	474,136	136,043,842
Universal Health Services Inc Class B	807,014	162,419,638
		1,066,513,568
Life Sciences Tools & Services - 0.6%
Avantor Inc (b)	2,840,439	31,017,594
ICON PLC (b)	585,237	105,488,969
		136,506,563
Pharmaceuticals - 1.3%
Elanco Animal Health Inc (b)	7,718,691	185,866,079
GSK PLC	4,483,612	115,953,648
		301,819,727
TOTAL HEALTH CARE		1,798,344,800
Industrials - 9.0%
Aerospace & Defense - 1.0%
Cadre Holdings Inc	705,621	28,231,896
Huntington Ingalls Industries Inc	301,914	126,957,857
Textron Inc	502,800	44,276,568
V2X Inc (b)	642,693	44,236,559
		243,702,880
Air Freight & Logistics - 0.4%
FedEx Corp	244,800	78,886,800
Radiant Logistics Inc (b)	838,490	5,643,038
		84,529,838
Building Products - 0.9%
Builders FirstSource Inc (b)	428,467	49,016,625
Gibraltar Industries Inc (b)	1,113,484	57,077,190
Hayward Holdings Inc (b)	4,092,694	66,056,081
Janus International Group Inc (b)	6,024,442	41,327,672
		213,477,568
Commercial Services & Supplies - 0.3%
Brady Corp Class A	803,648	69,491,443
HNI Corp	155,488	7,430,771
		76,922,214
Construction & Engineering - 0.5%
Bowman Consulting Group Ltd (b)	451,163	15,714,007
WillScot Holdings Corp	5,567,000	111,507,010
		127,221,017
Electrical Equipment - 0.4%
Acuity Inc	178,058	55,062,656
Allient Inc	768,603	46,892,469
		101,955,125
Ground Transportation - 0.2%
Proficient Auto Logistics Inc (a)(b)(c)	1,698,664	17,122,532
Universal Logistics Holdings Inc (c)	1,780,834	28,511,152
		45,633,684
Machinery - 2.4%
Allison Transmission Holdings Inc	68,357	7,430,406
Cummins Inc	103,300	59,792,106
Enpro Inc	425,059	101,495,588
Esab Corp	320,975	38,870,073
Gates Industrial Corp PLC (b)	3,530,966	81,282,837
Hillman Solutions Corp (b)	1,252,704	11,737,836
Miller Industries Inc/TN	514,940	21,097,092
Terex Corp	1,903,985	108,527,145
Timken Co/The	853,337	79,522,475
Toro Co/The	485,489	44,422,244
		554,177,802
Professional Services - 2.2%
CACI International Inc (b)	110,051	68,295,450
Cbiz Inc (b)	1,212,900	47,727,615
Concentrix Corp (a)	739,280	27,612,108
Genpact Ltd	2,634,641	116,187,668
KBR Inc	1,766,037	75,604,044
Maximus Inc	1,383,009	130,611,370
Science Applications International Corp	474,900	48,325,824
		514,364,079
Trading Companies & Distributors - 0.7%
Core & Main Inc Class A (b)	1,245,977	66,485,333
Global Industrial Co	1,300,514	39,743,707
Rush Enterprises Inc Class A	991,198	63,625,000
		169,854,040
TOTAL INDUSTRIALS		2,131,838,247
Information Technology - 5.7%
Electronic Equipment, Instruments & Components - 3.2%
Belden Inc	702,452	82,545,135
CDW Corp/DE	115,176	14,557,094
Crane NXT Co (a)	2,467,967	124,681,693
Insight Enterprises Inc (b)	390,998	32,851,652
Sanmina Corp (b)	841,116	119,169,315
TD SYNNEX Corp	1,376,683	218,438,292
Vontier Corp	4,483,020	168,113,250
		760,356,431
IT Services - 1.0%
Amdocs Ltd	2,143,826	175,665,102
Kyndryl Holdings Inc (b)	2,309,201	53,111,623
		228,776,725
Semiconductors & Semiconductor Equipment - 1.0%
Diodes Inc (b)	1,214,552	71,889,333
Micron Technology Inc	231,313	95,967,138
MKS Inc	299,103	70,411,837
		238,268,308
Technology Hardware, Storage & Peripherals - 0.5%
Dell Technologies Inc Class C	478,796	54,793,414
Seagate Technology Holdings PLC	163,187	66,529,708
		121,323,122
TOTAL INFORMATION TECHNOLOGY		1,348,724,586
Materials - 3.3%
Chemicals - 0.9%
Axalta Coating Systems Ltd (b)	2,171,842	72,930,454
Element Solutions Inc	2,631,817	76,585,875
Perimeter Solutions Inc (b)	2,491,393	65,149,927
		214,666,256
Construction Materials - 0.6%
Buzzi SpA	378,673	21,509,373
Eagle Materials Inc	495,232	100,933,234
GCC SAB de CV	152,080	1,645,677
RHI Magnesita NV	475,693	18,030,332
		142,118,616
Containers & Packaging - 1.4%
Graphic Packaging Holding CO (a)	3,316,082	48,580,601
Packaging Corp of America	480,561	106,948,851
Silgan Holdings Inc	3,963,031	171,004,788
		326,534,240
Metals & Mining - 0.4%
Warrior Met Coal Inc	1,069,314	95,489,740
TOTAL MATERIALS		778,808,852
Real Estate - 0.8%
Industrial REITs - 0.0%
STAG Industrial Inc Class A	742,487	27,850,687
Real Estate Management & Development - 0.3%
Jones Lang LaSalle Inc (b)	185,152	66,267,752
Residential REITs - 0.2%
Camden Property Trust	348,574	38,011,995
Specialized REITs - 0.3%
Outfront Media Inc	2,494,077	60,655,953
TOTAL REAL ESTATE		192,786,387
Utilities - 1.0%
Electric Utilities - 1.0%
PG&E Corp	15,716,318	242,345,624
TOTAL UNITED STATES		14,545,631,954
TOTAL COMMON STOCKS (Cost $16,571,460,759)		23,250,609,453

Money Market Funds - 2.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	3.70	461,972,243	462,064,638
Fidelity Securities Lending Cash Central Fund (g)(h)	3.70	177,608,352	177,626,112
TOTAL MONEY MARKET FUNDS (Cost $639,677,529)			639,690,750

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $17,211,138,288)	23,890,300,203
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(133,637,489)
NET ASSETS - 100.0%	23,756,662,714

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)	Affiliated company.
(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $168,554,435 or 0.7% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $121,838,218 or 0.5% of net assets.

(f)	Level 3 security.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	484,468,304	1,417,229,332	1,439,624,476	7,127,819	(7,786)	(736)	462,064,638	461,972,243	0.8%
Fidelity Securities Lending Cash Central Fund	211,871,787	1,367,453,304	1,401,715,248	671,242	16,269	-	177,626,112	177,608,352	0.6%
Total	696,340,091	2,784,682,636	2,841,339,724	7,799,061	8,483	(736)	639,690,750

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Bmtc Group Inc	29,558,063	-	406,736	335,905	385,794	(799,156)	28,737,965	3,028,719
Cars.com Inc	38,853,449	9,176,214	26,116	-	(761)	(5,707,563)	42,295,223	3,723,171
Daewon Pharmaceutical Co Ltd	20,241,835	-	-	-	-	(3,151,399)	17,090,436	2,142,922
EcoGreen International Group Ltd	65	-	-	-	-	1	66	51,434,282
Fursys Inc	29,766,910	-	-	629,134	-	(3,555,968)	26,210,942	900,000
Gabia Inc	16,161,881	-	17,672,495	-	13,508,260	(11,997,646)	-	-
Genky DrugStores Co Ltd	55,901,377	-	4,337,926	71,130	1,668,902	(5,508,563)	47,723,790	1,752,250
Goodfellow Inc	5,434,290	-	31,379	136,072	(2,513)	311,596	5,711,994	635,436
Halows Co Ltd	45,867,483	-	25,900	290,952	20,884	(4,858,643)	41,003,824	1,396,205
Hamakyorex Co Ltd	45,699,365	-	27,914	536,183	18,495	10,155,601	55,845,547	4,720,184
Huons Co Ltd	17,400,007	-	-	249,801	-	(1,214,752)	16,185,255	853,834
InBody Co Ltd	12,477,880	-	-	-	-	3,972,185	16,450,065	730,922
KSK Co Ltd/Inagi	15,199,393	-	8,443	-	6,918	(657,123)	14,540,745	513,773
Kingboard Holdings Inc	204,655,500	-	37,222,637	4,758,825	15,839,108	10,213,338	-	-
Kohsoku Corp	30,006,180	-	16,953	548,665	12,182	317,383	30,318,792	1,561,443
Kondotec Inc	15,998,490	-	9,852	238,888	7,456	(1,384,853)	14,611,241	1,516,590
Kwang Dong Pharmaceutical Co Ltd	18,423,691	-	-	-	-	(1,113,867)	17,309,824	4,164,491
Mi Chang Oil Industrial Co Ltd	14,266,201	-	-	303,906	-	334,049	14,600,250	173,900
Nadex Co Ltd	4,295,530	-	127,373	44,273	7,795	56,009	4,231,961	668,987
Nippo Ltd	10,667,174	-	6,391	-	5,170	876,294	11,542,247	605,518
Pack Corp/The	27,426,509	-	16,834	462,709	6,805	3,103,731	30,520,211	3,647,342
Parker Corp	13,204,073	-	8,639	201,303	6,809	6,120,832	19,323,075	2,024,671
Prim SA	17,935,103	-	11,545	173,374	5,057	1,605,437	19,534,052	1,287,466
Proficient Auto Logistics Inc	11,744,429	-	5,891	-	(2,205)	5,386,199	17,122,532	1,698,664
Quick Co Ltd	15,233,557	-	9,198	297,831	3,210	1,335,051	16,562,620	2,949,633
Sakai Moving Service Co Ltd	43,266,554	-	27,089	444,062	20,750	2,775,805	46,036,020	2,443,256
Sarantis SA	53,540,218	-	931,707	-	740,216	1,974,235	55,322,962	3,441,907
Senshu Electric Co Ltd	27,814,223	-	16,489	431,192	13,594	8,882,047	36,693,375	984,171
Snt Holdings Co Ltd	35,300,343	-	-	1,316,510	-	(2,171,253)	33,129,090	885,108
Sun Hing Vision Group Holdings Ltd	686,079	-	151,287	-	(1,226,337)	1,223,143	-	-
TSC Auto ID Technology Co Ltd	15,566,379	-	-	-	-	74,766	15,641,145	2,544,911
Totech Corp	40,386,799	-	25,573	-	23,245	15,407,134	55,791,605	2,147,838
Universal Logistics Holdings Inc	42,634,287	7,577	26,592	374,052	(1,226)	(14,102,894)	28,511,152	1,780,834
VSTECS Holdings Ltd	121,533,565	-	80,077	-	68,494	(17,268,018)	104,253,964	104,953,917
WIN-Partners Co Ltd	17,185,433	-	10,038	-	6,709	(118,973)	17,063,131	1,994,479
Whanin Pharmaceutical Co Ltd	8,726,184	-	-	177,557	-	(1,225,500)	7,500,684	1,016,010
Wolverine World Wide Inc	121,163,806	11,969,083	14,460,407	1,057,087	6,722,933	(25,056,003)	100,339,412	5,662,495
Youngone Holdings Co Ltd	75,745,251	-	-	1,076,161	-	31,555,212	107,300,463	752,000
Total	1,319,967,556	21,152,874	75,701,481	14,155,572	37,865,744	5,787,874	1,115,055,660

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	100,355,668	81,726,069	18,629,599	-
Consumer Discretionary	3,303,951,831	3,198,253,126	105,698,695	10
Consumer Staples	1,743,474,916	1,554,642,784	188,830,382	1,750
Energy	1,956,244,238	1,836,974,508	119,269,730	-
Financials	4,983,759,861	4,983,759,861	-	-
Health Care	2,244,030,267	2,128,076,619	115,953,648	-
Industrials	4,037,105,049	3,904,277,471	132,827,478	100
Information Technology	2,908,695,102	2,763,068,039	145,627,063	-
Materials	1,371,244,155	1,371,244,089	-	66
Real Estate	307,270,021	307,270,021	-	-
Utilities	294,478,345	294,478,345	-	-

Money Market Funds	639,690,750	639,690,750	-	-
Total Investments in Securities:	23,890,300,203	23,063,461,682	826,836,595	1,926
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $237,790,763) - See accompanying schedule:
Unaffiliated issuers (cost $16,000,814,450)	$22,135,553,793
Fidelity Central Funds (cost $639,677,529)	639,690,750
Other affiliated issuers (cost $570,646,309)	1,115,055,660

Total Investment in Securities (cost $17,211,138,288)		$23,890,300,203
Cash		150,833
Foreign currency held at value (cost $3,466,303)		3,475,866
Receivable for investments sold		68,773,500
Receivable for fund shares sold		3,529,909
Dividends receivable		13,955,139
Reclaims receivable		18,161,129
Distributions receivable from Fidelity Central Funds		1,094,699
Prepaid expenses		15,782
Other receivables		1,421,295
Total assets		24,000,878,355
Liabilities
Payable for investments purchased	$30,489,660
Payable for fund shares redeemed	9,751,333
Accrued management fee	11,167,775
Distribution and service plan fees payable	1,143
Deferred taxes	11,065,478
Other payables and accrued expenses	4,130,409
Collateral on securities loaned	177,609,843
Total liabilities		244,215,641
Net Assets		$23,756,662,714
Net Assets consist of:
Paid in capital		$16,843,434,818
Total accumulated earnings (loss)		6,913,227,896
Net Assets		$23,756,662,714

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($2,930,912 ÷ 68,492 shares)(a)		$42.79
Maximum offering price per share (100/94.25 of $42.79)		$45.40
Class M :
Net Asset Value and redemption price per share ($528,683 ÷ 12,352 shares)(a)		$42.80
Maximum offering price per share (100/96.50 of $42.80)		$44.35
Class C :
Net Asset Value and offering price per share ($407,400 ÷ 9,543 shares)(a)		$42.69
Low-Priced Stock :
Net Asset Value, offering price and redemption price per share ($21,799,986,325 ÷ 506,003,235 shares)		$43.08
Class K :
Net Asset Value, offering price and redemption price per share ($1,812,080,630 ÷ 42,123,702 shares)		$43.02
Class I :
Net Asset Value, offering price and redemption price per share ($19,560,597 ÷ 456,983 shares)		$42.80
Class Z :
Net Asset Value, offering price and redemption price per share ($121,168,167 ÷ 2,821,972 shares)		$42.94
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended January 31, 2026 (Unaudited)
Investment Income
Dividends (including $14,155,572 earned from affiliated issuers)		$221,138,088
Interest		18,916
Income from Fidelity Central Funds (including $671,242 from security lending)		7,799,061
Total income		228,956,065
Expenses
Management fee
Basic fee	$74,209,089
Performance adjustment	579,996
Distribution and service plan fees	5,288
Custodian fees and expenses	550,156
Independent trustees' fees and expenses	47,773
Registration fees	144,273
Audit fees	170,322
Legal	17,506
Miscellaneous	37,429
Total expenses before reductions	75,761,832
Expense reductions	(27,445)
Total expenses after reductions		75,734,387
Net Investment income (loss)		153,221,678
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $2,044)	1,074,763,666
Redemptions in-kind	5,231,273
Fidelity Central Funds	8,483
Other affiliated issuers	37,865,744
Foreign currency transactions	(792,875)
Total net realized gain (loss)		1,117,076,291
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $831,600)	1,283,874,729
Fidelity Central Funds	(736)
Other affiliated issuers	5,787,874
Assets and liabilities in foreign currencies	816,145
Total change in net unrealized appreciation (depreciation)		1,290,478,012
Net gain (loss)		2,407,554,303
Net increase (decrease) in net assets resulting from operations		$2,560,775,981
Statement of Changes in Net Assets

	Six months ended January 31, 2026 (Unaudited)	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$153,221,678	$386,927,983
Net realized gain (loss)	1,117,076,291	3,499,594,954
Change in net unrealized appreciation (depreciation)	1,290,478,012	(3,292,606,714)
Net increase (decrease) in net assets resulting from operations	2,560,775,981	593,916,223
Distributions to shareholders	(2,888,410,309)	(3,770,481,058)

Share transactions - net increase (decrease)	1,023,265,358	(1,645,585,797)
Total increase (decrease) in net assets	695,631,030	(4,822,150,632)

Net Assets
Beginning of period	23,061,031,684	27,883,182,316
End of period	$23,756,662,714	$23,061,031,684

Financial Highlights
Fidelity Advisor® Low-Priced Stock Fund Class A

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$43.67	$43.85
Income from Investment Operations
Net investment income (loss) B,C	.21	.55
Net realized and unrealized gain (loss)	4.46	1.13
Total from investment operations	4.67	1.68
Distributions from net investment income	(1.09)	(.26)
Distributions from net realized gain	(4.46)	(1.60)
Total distributions	(5.55)	(1.86)
Net asset value, end of period	$42.79	$43.67
Total Return D,E,F	11.40%	3.93%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.95% I	1.15% I,J
Expenses net of fee waivers, if any	.95 % I	1.15% I,J
Expenses net of all reductions, if any	.95% I	1.15% I,J
Net investment income (loss)	1.01% I	1.63% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$2,931	$1,039
Portfolio turnover rate K	21 % I,L	22% L

AFor the period October 8, 2024 (commencement of sale of shares) through July 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Low-Priced Stock Fund Class M

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$43.60	$43.85
Income from Investment Operations
Net investment income (loss) B,C	.16	.40
Net realized and unrealized gain (loss)	4.46	1.18
Total from investment operations	4.62	1.58
Distributions from net investment income	(.96)	(.23)
Distributions from net realized gain	(4.46)	(1.60)
Total distributions	(5.42)	(1.83)
Net asset value, end of period	$42.80	$43.60
Total Return D,E,F	11.29%	3.70%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.20% I	1.40% I,J
Expenses net of fee waivers, if any	1.20 % I	1.40% I,J
Expenses net of all reductions, if any	1.20% I	1.40% I,J
Net investment income (loss)	.76% I	1.17% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$529	$551
Portfolio turnover rate K	21 % I,L	22% L

AFor the period October 8, 2024 (commencement of sale of shares) through July 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Low-Priced Stock Fund Class C

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$43.48	$43.85
Income from Investment Operations
Net investment income (loss) B,C	.05	.21
Net realized and unrealized gain (loss)	4.45	1.20
Total from investment operations	4.50	1.41
Distributions from net investment income	(.83)	(.18)
Distributions from net realized gain	(4.46)	(1.60)
Total distributions	(5.29)	(1.78)
Net asset value, end of period	$42.69	$43.48
Total Return D,E,F	10.99%	3.29%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.70% I	1.91% I,J
Expenses net of fee waivers, if any	1.70 % I	1.91% I,J
Expenses net of all reductions, if any	1.70% I	1.91% I,J
Net investment income (loss)	.26% I	.63% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$407	$179
Portfolio turnover rate K	21 % I,L	22% L

AFor the period October 8, 2024 (commencement of sale of shares) through July 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Low-Priced Stock Fund

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$43.80	$49.22	$49.91	$49.42	$58.05	$44.78
Income from Investment Operations
Net investment income (loss) A,B	.28	.68	.73	.75	.74	.58
Net realized and unrealized gain (loss)	4.48	.52	6.64	4.11	(2.86)	18.11
Total from investment operations	4.76	1.20	7.37	4.86	(2.12)	18.69
Distributions from net investment income	(1.02)	(.86)	(.89)	(.55)	(.83)	(.86)
Distributions from net realized gain	(4.46)	(5.76)	(7.17)	(3.81)	(5.68)	(4.56)
Total distributions	(5.48)	(6.62)	(8.06)	(4.37) C	(6.51)	(5.42)
Net asset value, end of period	$43.08	$43.80	$49.22	$49.91	$49.42	$58.05
Total Return D,E	11.57%	3.06%	18.19%	10.78%	(4.16)%	45.83%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.65% H	.87%	.92%	.92%	.82%	.65%
Expenses net of fee waivers, if any	.65 % H	.87%	.91%	.92%	.82%	.64%
Expenses net of all reductions, if any	.65% H	.87%	.91%	.92%	.82%	.64%
Net investment income (loss)	1.31% H	1.58%	1.61%	1.61%	1.41%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$21,799,986	$21,106,492	$24,853,382	$24,755,034	$24,632,782	$28,251,224
Portfolio turnover rate I	21 % H,J	22% J	23%	39%	14%	21%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Low-Priced Stock Fund Class K

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$43.74	$49.16	$49.86	$49.38	$58.00	$44.75
Income from Investment Operations
Net investment income (loss) A,B	.29	.70	.77	.79	.79	.62
Net realized and unrealized gain (loss)	4.48	.53	6.63	4.09	(2.85)	18.09
Total from investment operations	4.77	1.23	7.40	4.88	(2.06)	18.71
Distributions from net investment income	(1.03)	(.89)	(.93)	(.59)	(.88)	(.90)
Distributions from net realized gain	(4.46)	(5.76)	(7.17)	(3.81)	(5.68)	(4.56)
Total distributions	(5.49)	(6.65)	(8.10)	(4.40)	(6.56)	(5.46)
Net asset value, end of period	$43.02	$43.74	$49.16	$49.86	$49.38	$58.00
Total Return C,D	11.62%	3.14%	18.30%	10.86%	(4.07)%	45.94%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.58% G	.79%	.83%	.84%	.74%	.56%
Expenses net of fee waivers, if any	.58 % G	.79%	.82%	.84%	.74%	.56%
Expenses net of all reductions, if any	.58% G	.79%	.82%	.84%	.74%	.56%
Net investment income (loss)	1.38% G	1.63%	1.70%	1.69%	1.49%	1.20%
Supplemental Data
Net assets, end of period (000 omitted)	$1,812,081	$1,842,773	$3,029,800	$3,371,310	$3,726,398	$5,426,335
Portfolio turnover rate H	21 % G,I	22% I	23%	39%	14%	21%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Low-Priced Stock Fund Class I

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$43.72	$43.85
Income from Investment Operations
Net investment income (loss) B,C	.26	.65
Net realized and unrealized gain (loss)	4.47	1.11
Total from investment operations	4.73	1.76
Distributions from net investment income	(1.19)	(.29)
Distributions from net realized gain	(4.46)	(1.60)
Total distributions	(5.65)	(1.89)
Net asset value, end of period	$42.80	$43.72
Total Return D,E	11.56%	4.12%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.70% H	.91% H,I
Expenses net of fee waivers, if any	.70 % H	.91% H,I
Expenses net of all reductions, if any	.70% H	.91% H,I
Net investment income (loss)	1.26% H	1.94% H,I
Supplemental Data
Net assets, end of period (000 omitted)	$19,561	$1,652
Portfolio turnover rate J	21 % H,K	22% K

AFor the period October 8, 2024 (commencement of sale of shares) through July 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAudit fees are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Low-Priced Stock Fund Class Z

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$43.73	$43.85
Income from Investment Operations
Net investment income (loss) B,C	.29	.63
Net realized and unrealized gain (loss)	4.47	1.18
Total from investment operations	4.76	1.81
Distributions from net investment income	(1.09)	(.33)
Distributions from net realized gain	(4.46)	(1.60)
Total distributions	(5.55)	(1.93)
Net asset value, end of period	$42.94	$43.73
Total Return D,E	11.62%	4.24%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.58% H	.80% H,I
Expenses net of fee waivers, if any	.58 % H	.80% H,I
Expenses net of all reductions, if any	.58% H	.80% H,I
Net investment income (loss)	1.38% H	1.85% H,I
Supplemental Data
Net assets, end of period (000 omitted)	$121,168	$108,347
Portfolio turnover rate J	21 % H,K	22% K

AFor the period October 8, 2024 (commencement of sale of shares) through July 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAudit fees are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended January 31, 2026

1. Organization.
Fidelity Low-Priced Stock Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Low-Priced Stock, Class K, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in-kind, partnerships, deferred trustee compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$7,464,599,367
Gross unrealized depreciation	(1,055,682,648)
Net unrealized appreciation (depreciation)	$6,408,916,719
Tax cost	$17,481,383,484

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(40,821,259)
Long-term	(26,231,088)
Total capital loss carryforward	$(67,052,347)

Due to a merger in a prior period, approximately $67,052,347 of the Fund's realized capital losses are subject to limitation. Due to this limitation, the Fund will only be permitted to use approximately $680,037 of those capital losses per year to offset capital gains. These realized capital losses were acquired from Fidelity Event Driven Opportunities Fund when it merged into the Fund on June 19, 2020.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Low-Priced Stock Fund	2,426,991,396	4,132,028,765

Unaffiliated Redemptions In-Kind. Unaffiliated shareholders that redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The total net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Net realized gain or loss on Affiliated Issuers ($)	Net realized gain or loss on Unaffiliated Issuers ($)	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Low-Priced Stock Fund	305,671	440,077	4,791,196	5,231,273	12,813,739

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Unaffiliated shareholders that redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Net realized gain or loss on Affiliated Issuers ($)	Net realized gain or loss on Unaffiliated Issuers ($)	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Low-Priced Stock Fund	13,569,070	23,251,763	220,173,112	243,424,875	591,127,954
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.71
Class M	.71
Class C	.71
Low-Priced Stock	.67
Class K	.59
Class I	.71
Class Z	.59

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.69
Class M	.68
Class C	.69
Low-Priced Stock	.64
Class K	.57
Class I	.68
Class Z	.57

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Low-Priced Stock Fund	Russell 2000 Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Low-Priced Stock. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was .21%.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	2,455	549
Class M	.25%	.25%	1,298	104
Class C	.75%	.25%	1,535	1,363
			5,288	2,016

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	3,218
Class M	111
Class CA	-
3,329

A  When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Low-Priced Stock Fund	$1,400,921

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Low-Priced Stock Fund	50,554

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Low-Priced Stock Fund	136,446,594	372,533,869	171,460,384
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Low-Priced Stock Fund	19,308
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Low-Priced Stock Fund	71,346	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Low-Priced Stock Fund	68,912,789
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $27,445.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2026	Year ended July 31, 2025A
Fidelity Low-Priced Stock Fund
Distributions to shareholders
Class A	$198,255	$4,284
Class M	66,349	4,183
Class C	32,228	4,062
Low-Priced Stock	2,645,052,851	3,371,530,014
Class K	227,030,863	395,715,858
Class I	2,141,379	19,794
Class Z	13,888,384	3,202,863
Total	$2,888,410,309	$3,770,481,058

A  Distributions for Class A, Class M, Class C, Class I and Class Z are for the period October 8, 2024 (commencement of sale of shares) through July 31, 2025.
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2026	Year ended July 31, 2025A	Six months ended January 31, 2026	Year ended July 31, 2025A
Fidelity Low-Priced Stock Fund
Class A
Shares sold	47,782	24,175	$1,993,491	$987,480
Reinvestment of distributions	4,798	100	198,255	4,284
Shares redeemed	(7,892)	(471)	(324,959)	(20,432)
Net increase (decrease)	44,688	23,804	$1,866,787	$971,332
Class M
Shares sold	1,530	12,533	$64,638	$527,470
Reinvestment of distributions	1,602	98	66,349	4,183
Shares redeemed	(3,411)	-	(142,236)	-
Net increase (decrease)	(279)	12,631	$(11,249)	$531,653
Class C
Shares sold	4,865	4,057	$203,481	$175,040
Reinvestment of distributions	781	95	32,228	4,062
Shares redeemed	(210)	(45)	(8,599)	(1,994)
Net increase (decrease)	5,436	4,107	$227,110	$177,108
Low-Priced Stock
Shares sold	11,785,908	29,559,205	$501,658,414	$1,296,473,180
Reinvestment of distributions	58,995,582	72,531,727	2,458,041,709	3,127,649,904
Shares redeemed	(46,668,651)	(125,113,649)	(1,969,363,910)	(5,347,092,127)
Net increase (decrease)	24,112,839	(23,022,717)	$990,336,213	$(922,969,043)
Class K
Shares sold	1,824,183	8,152,194	$77,230,403	$350,405,119
Reinvestment of distributions	5,454,086	9,191,282	226,918,242	395,669,787
Shares redeemed	(7,286,258)	(36,844,797)	(306,473,795)	(1,582,578,524)
Net increase (decrease)	(7,989)	(19,501,321)	$(2,325,150)	$(836,503,618)
Class I
Shares sold	464,508	49,769	$20,542,472	$2,071,325
Reinvestment of distributions	51,730	464	2,140,547	19,794
Shares redeemed	(97,035)	(12,453)	(4,037,650)	(507,521)
Net increase (decrease)	419,203	37,780	$18,645,369	$1,583,598
Class Z
Shares sold	515,269	2,960,299	$21,936,097	$130,497,815
Reinvestment of distributions	258,849	59,777	10,748,355	2,550,068
Shares redeemed	(430,009)	(542,213)	(18,158,174)	(22,424,710)
Net increase (decrease)	344,109	2,477,863	$14,526,278	$110,623,173

A Share transactions for Class A, Class M, Class C, Class I and Class Z are for the period October 8, 2024 (commencement of sale of shares) through July 31, 2025.
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.700505.129
LPS-SANN-0426

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Puritan Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Puritan Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	March 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	March 25, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	March 25, 2026